Prospectus

Class A, B
and C Shares

February 5, 2001 (revised
March 30, 2001)

GOLDMAN SACHS GLOBAL SECTOR FUNDS

■	Goldman Sachs Global Consumer Growth Fund

■	Goldman Sachs Global Financial Services Fund

■	Goldman Sachs Global Health Sciences Fund

■	Goldman Sachs Global Infrastructure and Resources Fund

■	Goldman Sachs Global Technology Fund

1.70 1.80
4.90 4.95
1.42 1.54
8.10 8.50
1.36 1.43
0.07 0.12
0.40 0.45
0.36
0.52 0.60
.037 0.041
0.22 0.28
0.69 0.70
ISSUE

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN THE FUND.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment Management Approach

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division (“IMD”) of Goldman, Sachs & Co. (“Goldman Sachs”) and Goldman Sachs Asset Management International (“GSAMI”) together serve as the investment adviser to each Fund. GSAM and GSAMI are referred to in this Prospectus as the “Investment Adviser.”

GLOBAL SECTOR STYLE FUNDS

Goldman Sachs’ Global Sector Fund Philosophy:
The Investment Adviser believes that the behavior of global equity markets is changing as:
■	Revenues are driven by global expansion
■	Globalization drives companies to merge across regions and continents
■	Investors increasingly invest globally rather than regionally

As a result of these changes many investors are selecting stocks within global sectors rather than within regional or local sectors. This shift in investment methodology has led to the emergence of global sector allocations as an important portfolio management tool.

The Goldman Sachs Global Sector Funds leverage the resources of our global portfolio management teams. Through an integrated research process, we construct portfolios of our best worldwide ideas for each sector. Through intensive, hands-on research our global sector portfolio teams seek to identify and invest in companies with:

■	A strong business franchise and competitive advantages
■	Skillful management whose interests are aligned with shareholders
■	Potential to generate high returns on invested capital
■	Potential to drive sustainable growth through reinvestment
■	Attractive relative valuation

Fund Investment Objectives
and Strategies

Goldman Sachs Global Consumer
Growth Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the consumer products and services sectors

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the consumer products and services sectors. These sectors consist of companies that derive or are expected to derive a substantial portion of their revenues from manufacturing, marketing, retailing or distributing consumer products or services. Consumer products may include beverages, tobacco, food, textiles and personal care products. Consumer services may include media, telecommunications, general retailing, travel, leisure, entertainment, hotels, real estate, consumer internet services, restaurants and publishing.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more than 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more than 25% of the Fund’s total assets will be invested in

FUND INVESTMENT OBJECTIVES AND STRATEGIES

securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes that worldwide prosperity will continue to increase, which will lead to higher consumer spending and new opportunities in the consumer products and services sectors. The Fund seeks to achieve its investment objective by investing in equity securities of companies that the Investment Adviser believes are best positioned to benefit from this potential growth.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect consumer products and services companies. These factors include government regulation, competition, changes in demographics and consumer tastes and economic conditions. The Fund’s net asset value (“NAV”) is more likely to have greater fluctuations than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the consumer products and services sectors and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs
Global Financial Services Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the financial services sector

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the financial services sector. This sector consists of companies that derive or are expected to derive a substantial portion of their revenues from financial services activities. Financial services companies may include companies involved in banking, investment banking/brokerage, investment management, insurance, consumer finance, mortgage lending and servicing, leasing and companies providing technological solutions and other services to financial services companies.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more than 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes that global demographic change, due to the world’s aging population in developed countries, will create increasing demand for savings and pension services, boosting the growth of the financial services sector as a whole. Increasing deregulation across markets, industry consolidation as well as technological advancements such as the internet, are all factors that may contribute to the sector’s earnings growth. The Fund seeks to achieve its investment objective by investing in equity securities of companies that the Investment Adviser believes are best positioned to benefit from this potential growth.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect financial services companies. These factors include economic conditions, interest rates, intense competition and government regulation. The Fund’s NAV is more likely to have greater fluctuations than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the financial services sector and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs
Global Health Sciences Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the health sciences sector

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the health sciences sector. This sector consists of companies that derive or are expected to derive a substantial portion of their revenues from activities in the health sciences sector. Health sciences companies may include companies involved in general and specialized healthcare services, biotechnology/genomics, pharmaceuticals, medical devices and supplies, hospital management and managed care services.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more than 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes that long-term growth opportunities exist from scientific advances in healthcare and the potential and current commercial application of products, healthcare equipment and services. These opportunities and the demographic profile of the world’s developed countries may contribute to the growth in healthcare spending. The Fund seeks to achieve its investment objective by investing in equity securities of companies that the Investment Adviser believes are best positioned to benefit from this potential growth.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect health sciences companies. These factors include intense competition and government regulation. The Fund’s NAV is more likely to have greater fluctuation than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the health sciences sector and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs Global
Infrastructure and Resources Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the infrastructure and resources sectors

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the infrastructure and resources sectors. These sectors consist of companies that derive or are expected to derive a substantial portion of their revenues from activities related to energy, materials, industrials, utilities and transport. A company will be considered to be in the infrastructure sector if it provides products or services that contribute to the underlying infrastructure of a state, nation or region. Such companies may be involved in the industries of electrical equipment, heavy machinery, construction, engineering, aerospace and defense, transportation, environmental services, power, telecommunications and manufacturing. Resource companies may include companies involved with the exploration, development, and distribution of metals, oil and gas, chemicals, mining, paper, water and forest products.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of it assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more that 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more that 25% of the Fund’s total assets will be invested in securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes many companies in the infrastructure and resources sectors experience a high level of cyclicality in their profitability. The market for these companies has a tendency to overreact to both positive and negative macroeconomic developments. There are significant opportunities to take advantage of the potential mispricing of securities from what the Investment Adviser considers to be their long-term fundamental value.

The Investment Adviser will determine the relative allocation of the Fund’s investments between the infrastructure and resources sectors, and it is possible that at times the Fund may be invested predominately or exclusively in one of these sectors but not the other.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect infrastructure and resources related companies. These factors include economic conditions, the level and volatility of commodity prices and government regulation. The Fund’s NAV is more likely to have greater fluctuation than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the infrastructure and resources sectors and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs
Global Technology Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the technology sector

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the technology sector. This sector consists of companies that derive or are expected to derive a substantial portion of their revenues from technology and technology-related products and services. Technology and technology-related products and services may include products and services related to telecommunications, computer hardware and software, information services, semiconductors, the internet and electronics.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more that 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes that advances in technology are providing companies throughout the world with opportunities to improve productivity, competitiveness and speed to market, and that investment in this sector offers significant long-term growth opportunities. The Fund seeks to achieve its investment objective by investing in equity securities of companies that the Investment Adviser believes are best positioned to benefit from this potential growth.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect technology and technology-related products and services. These factors include intense competition, rapid obsolescence of products and government regulation. The Fund’s NAV is more likely to have greater fluctuations than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the technology sector and in fixed-income securities, such as government, corporate and bank debt obligations.

Other Investment Practices
and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. Numbers in this table show allowable usage only; for actual usage, consult the Funds’ annual and semi-annual reports. For more information see Appendix A.

10  Percent of total assets (italic type)
10  Percent of net assets (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund

	Global Consumer Growth Fund	Global Financial Services Fund	Global Health Sciences Fund	Global Infrastructure and Resources Fund	Global Technology Fund

Investment Practices

Borrowings	33 1 /3	33 1 /3	33 1 /3	33 1 /3	33 1 /3

Credit, Index, Interest Rate and Mortgage Swaps*	15	15	15	15	15

Currency Swaps*	15	15	15	15	15

Cross Hedging of Currencies	•	•	•	•	•

Custodial Receipts	•	•	•	•	•

Equity Swaps*	15	15	15	15	15

Foreign Currency Transactions	•	•	•	•	•

Futures Contracts and Options on Futures Contracts	•	•	•	•	•

Investment Company Securities (including iShares SM and Standard & Poor’s Depositary Receipts SM )	10	10	10	10	10

Options on Foreign Currencies [1]	•	•	•	•	•

Options on Securities and Securities Indices [2]	•	•	•	•	•

Repurchase Agreements	•	•	•	•	•

Securities Lending	33 1 /3	33 1 /3	33 1 /3	33 1 /3	33 1 /3

Short Sales Against the Box	25	25	25	25	25

Unseasoned Companies	•	•	•	•	•

Warrants and Stock Purchase Rights	•	•	•	•	•

When-Issued Securities and Forward Commitments	•	•	•	•	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

1	The Funds may purchase and sell call and put options.

2	The Funds may sell covered call and put options and purchase call and put options.

OTHER INVESTMENT PRACTICES AND SECURITIES

10 Percent of total assets (italic type) 10 Percent of net assets (roman type) • No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund	Global Consumer Growth Fund		Global Financial Services Fund		Global Health Sciences Fund		Global Infrastructure and Resources Fund		Global Technology Fund

Investment Securities

American, European and Global Depositary Receipts	•		•		•		•		•

Asset-Backed and Mortgage- Backed Securities [3]	•		•		•		•		•

Bank Obligations [3,4]	•		•		•		•		•

Convertible Securities [5]	•		•		•		•		•

Corporate Debt Obligations [3]	•		•		•		•		•

Equity Securities	80+		80+		80+		80+		80+

Emerging Country Securities	30		30		30		30		30

Fixed Income Securities	20		20		20		20		20

Foreign Securities	•		•		•		•		•

Foreign Government Securities [3]	•		•		•		•		•

Non-Investment Grade Fixed Income Securities [3]	•	[6]	•	[6]	•	[6]	•	[6]	•	[6]

Real Estate Investment Trusts (“REITs”)	•		•		•		•		•

Structured Securities *	•		•		•		•		•

Temporary Investments	100		100		100		100		100

U.S. Government Securities [3]	•		•		•		•		•

3	Limited by the amount the Fund invests in fixed-income securities.

4	Issued by U.S. or foreign banks.

5	Convertible securities purchased by the Funds use the same rating criteria for convertible and non-convertible debt securities.

6	May be BB or lower by Standard & Poor’s or Ba or lower by Moody’s.

Principal Risks of the Funds

Loss of money is a risk of investing in each Fund. An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

• Applicable	Global Consumer Growth	Global Financial Services	Global Health Sciences	Global Infrastructure and Resources	Global Technology

Industry Concentration	•	•	•	•	•

Credit/Default	•	•	•	•	•

Emerging Countries	•	•	•	•	•

Interest Rate	•	•	•	•	•

Small Cap	•	•	•	•	•

Foreign	•	•	•	•	•

Derivatives	•	•	•	•	•

Management	•	•	•	•	•

Market	•	•	•	•	•

Liquidity	•	•	•	•	•

Stock	•	•	•	•	•

Geographic	•	•	•	•	•

Initial Public Offering (“IPO”)	•	•	•	•	•

All Funds:

■
Industry Concentration Risk—The risk that, because the Funds concentrate their investments in specific industry sectors, they will be subject to greater risk of loss as a result of adverse economic, business or other developments relating to those industry sectors than if their investments were diversified across different industry sectors. This risk may cause the NAVs and performance of the Funds to be subject to abrupt changes, and may result in investor losses. Particular risks relevant to the industry sectors in which the Funds invest include the following:

PRINCIPAL RISKS OF THE FUNDS

■	Consumer products and services companies are particularly subject to risk of loss caused by government regulation, competition, changes in demographics and consumer tastes and economic conditions.
■	Financial services companies are particularly subject to risk of loss caused by economic conditions, interest rates, intense competition and government regulation.
■	Health sciences companies are particularly subject to risk of loss caused by intense competition and government regulation.
■	Infrastructure and resources companies are particularly subject to risk of loss caused by economic conditions, the level and volatility of commodity prices and government regulation.
■	Technology companies are particularly subject to risk of loss caused by intense competition, rapid obsolescence of products and government regulation.
■	Credit/Default Risk—The risk that an issuer or guarantor of fixed-income securities held by a Fund may default on its obligation to pay interest and repay principal.
■
Emerging Countries Risk—The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.

■
Interest Rate Risk—The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

■
Small Cap Risk—The securities of small capitalization stocks involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

■
Foreign Risk—The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.

■
Derivatives Risk—The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

■	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
■
Market Risk—The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods.

■
Liquidity Risk—The risk that a Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed-income securities, small capitalization stocks, REITs or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in the Funds and other funds for which Goldman Sachs now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a Fund may further increase liquidity risk and may impact a Fund’s NAV.

■
Stock Risk—The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility and, at times, have traded at or close to record high levels. There is no guarantee that such levels will be reached or maintained in the future.

■
Geographic Risk—The risk that investment loss may result from developments in a particular foreign country or region. Concentration of the investments by a Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in that country or region.

■
IPO Risk—The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Fund Performance

HOW THE FUNDS HAVE PERFORMED

The Funds commenced operations as of the date of this Prospectus. Therefore, no performance information is provided in this section.

Fund Fees and Expenses (Class A, B and C Shares)

This table describes the fees and expenses that you would pay if you buy and hold Class A, Class B, or Class C Shares of a Fund.

	Global Consumer Growth Fund
	Class A		Class B		Class C

Shareholder Fees
(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees [5]	None		None		None
Exchange Fees [5]	None		None		None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):[6]

Management Fees	1.10%		1.10%		1.10%
Distribution and Service (12b-1) Fees	0.50%		1.00%		1.00%
Other Expenses [7]	1.42%		1.42%		1.42%

Total Fund Operating Expenses*	3.02%		3.52%		3.52%

See page 24 for all other footnotes.

*
As a result of the current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Global Consumer Growth Fund
	Class A	Class B	Class C

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets): [6]
Management Fees	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses [7]	0.30%	0.30%	0.30%

Total Fund Operating Expenses (after current expense limitations)	1.90%	2.40%	2.40%

Fund Fees and Expenses continued

	Global Financial Services Fund
	Class A		Class B		Class C

Shareholder Fees
(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees [5]	None		None		None
Exchange Fees [5]	None		None		None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):[6]

Management Fees	1.10%		1.10%		1.10%
Distribution and Service (12b-1) Fees	0.50%		1.00%		1.00%
Other Expenses [7]	0.90%		0.90%		0.90%

Total Fund Operating Expenses*	2.50%		3.00%		3.00%

See page 24 for all other footnotes.

*
As a result of the current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Global Financial Services Fund
	Class A	Class B	Class C

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets): [6]
Management Fees	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses [7]	0.30%	0.30%	0.30%

Total Fund Operating Expenses (after current waivers and expense limitations)	1.90%	2.40%	2.40%

FUND FEES AND EXPENSES

	Global Health Sciences Fund
	Class A		Class B		Class C

Shareholder Fees
(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees [5]	None		None		None
Exchange Fees [5]	None		None		None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):[6]

Management Fees	1.10%		1.10%		1.10%
Distribution and Service (12b-1) Fees	0.50%		1.00%		1.00%
Other Expenses [7]	0.87%		0.87%		0.87%

Total Fund Operating Expenses*	2.47%		2.97%		2.97%

See page 24 for all other footnotes.

*
As a result of the current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Global Health Sciences Fund
	Class A	Class B	Class C

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets): [6]
Management Fees	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses [7]	0.30%	0.30%	0.30%

Total Fund Operating Expenses (after current expense limitations)	1.90%	2.40%	2.40%

Fund Fees and Expenses continued

	Global Infrastructure and Resources Fund
	Class A		Class B		Class C

Shareholder Fees
(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees [5]	None		None		None
Exchange Fees [5]	None		None		None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):[6]

Management Fees	1.10%		1.10%		1.10%
Distribution and Service (12b-1) Fees	0.50%		1.00%		1.00%
Other Expenses [7]	1.42%		1.42%		1.42%

Total Fund Operating Expenses*	3.02%		3.52%		3.52%

See page 24 for all other footnotes.

*
As a result of the current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Global Infrastructure and Resources Fund
	Class A	Class B	Class C

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets): [6]
Management Fees	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses [7]	0.30%	0.30%	0.30%

Total Fund Operating Expenses (after current waivers and expense limitations)	1.90%	2.40%	2.40%

FUND FEES AND EXPENSES

	Global Technology Fund
	Class A		Class B		Class C

Shareholder Fees
(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees [5]	None		None		None
Exchange Fees [5]	None		None		None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):[6]

Management Fees	1.10%		1.10%		1.10%
Distribution and Service (12b-1) Fees	0.50%		1.00%		1.00%
Other Expenses [7]	0.92%		0.92%		0.92%

Total Fund Operating Expenses*	2.52%		3.02%		3.02%

See page 24 for all other footnotes.

*
As a result of the current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Global Technology Fund
	Class A	Class B	Class C

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets): [6]
Management Fees	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses [7]	0.30%	0.30%	0.30%

Total Fund Operating Expenses (after current waivers and expense limitations)	1.90%	2.40%	2.40%

Fund Fees and Expenses continued

[1]
The maximum sales charge is a percentage of the offering price. A contingent deferred sales charge (“CDSC”) of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.
[3]	A CDSC is imposed upon Class B Shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter.
[4]	A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[5]	A transaction fee of $7.50 may be charged for redemption proceeds paid by wire.
[6]	Each Fund’s annual operating expenses are estimated for the current fiscal year.
[7]
“Other Expenses” include transfer agency fees and expenses equal, on an annualized basis, to 0.19% of the average daily net assets of each Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentages of each Fund’s average daily net assets, respectively:

Fund	Other Expenses

Global Consumer Growth	0.11%

Global Financial Services	0.11%

Global Health Sciences	0.11%

Global Infrastructure and Resources	0.11%

Global Technology	0.11%

FUND FEES AND EXPENSES

Example
The following Example is intended to help you compare the cost of investing in a Fund (without the expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, B or C Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years

Global Consumer Growth
Class A Shares	$838	$1,432
Class B Shares
– Assuming complete redemption at end of period	$855	$1,380
– Assuming no redemption	$355	$1,080
Class C Shares
– Assuming complete redemption at end of period	$455	$1,080
– Assuming no redemption	$355	$1,080

Global Financial Services
Class A Shares	$789	$1,286
Class B Shares
– Assuming complete redemption at end of period	$803	$1,227
– Assuming no redemption	$303	$ 927
Class C Shares
– Assuming complete redemption at end of period	$403	$ 927
– Assuming no redemption	$303	$ 927

Global Health Sciences
Class A Shares	$786	$1,277
Class B Shares
– Assuming complete redemption at end of period	$800	$1,218
– Assuming no redemption	$300	$ 918
Class C Shares
– Assuming complete redemption at end of period	$400	$ 918
– Assuming no redemption	$300	$ 918

Fund	1 Year	3 Years

Global Infrastructure and Resources
Class A Shares	$838	$1,432
Class B Shares
– Assuming complete redemption at end of period	$855	$1,380
– Assuming no redemption	$355	$1,080
Class C Shares
– Assuming complete redemption at end of period	$455	$1,080
– Assuming no redemption	$355	$1,080

Global Technology
Class A Shares	$791	$1,291
Class B Shares
– Assuming complete redemption at end of period	$805	$1,233
– Assuming no redemption	$305	$ 933
Class C Shares
– Assuming complete redemption at end of period	$405	$ 933
– Assuming no redemption	$305	$ 933

The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months.

Certain institutions that sell Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A, Class B and Class C Shares for services to their customers’ accounts and/or the Funds. For additional information regarding such compensation, see “What Should I Know When I Purchase Shares Through An Authorized Dealer?”

Service Providers

INVESTMENT ADVISER

Investment Adviser

GSAM	GSAMI
32 Old Slip	Procession House
New York, New York 10005	55 Ludgate Hill
London, England EC4M 7JW

GSAM and GSAMI serve as the Investment Adviser to each Fund.

GSAM is a business unit of IMD of Goldman Sachs. Goldman Sachs registered as an investment adviser in 1981. GSAMI, a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991, is an affiliate of Goldman Sachs. As of December 31, 2000, GSAM and GSAMI, along with other units of IMD, had assets under management of $281.7 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:
■	Supervises all non-advisory operations of the Funds
■	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
■
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the “SEC”) and other regulatory authorities

■	Maintains the records of each Fund
■	Provides office space and all necessary office equipment and services

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates (as a percentage of each respective Fund’s average daily net assets) listed below:

Contractual Rate

Global Consumer Growth	1.10%

Global Financial Services	1.10%

Global Health Sciences	1.10%

Global Infrastructure and Resources	1.10%

Global Technology	1.10%

The Investment Adviser may voluntarily waive a portion of its advisory fee from time to time, and may discontinue any voluntary waiver at any time at its discretion.

FUND MANAGERS

M. Roch Hillenbrand, a Managing Director of Goldman Sachs since 1997, is the Head of Global Equities for GSAM, overseeing the United States, Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Mr. Hillenbrand joined Goldman Sachs in 1997 upon its acquisition of Commodities Corporation, LLC where he was, and continues as, President. Over the course of his 20-year career at Commodities Corporation, Mr. Hillenbrand has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

SERVICE PROVIDERS

GLOBAL CONSUMER GROWTH TEAM

The portfolio managers leverage the fundamental research and local market presence of the 29 member Global Consumer Growth Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL CONSUMER GROWTH FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Rory Bateman Executive Director Portfolio Manager	GSAMI— London	Since 2001	Mr. Bateman joined the Investment Adviser as an equity analyst in 1996. Prior to that, he was an analyst at CIN Management covering equities.

Gregory H. Ekizian Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Ekizian joined the Investment
Adviser as a portfolio manager and
Co-Chair of the Growth Equity
Investment Committee in 1997.
From 1990 to 1997, he was a
portfolio manager at Liberty
Investment Management, Inc.
(“Liberty”) and its predecessor firm,
Eagle.

David G. Shell Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Shell joined the Investment Adviser as a portfolio manager in 1997. From 1987 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

GLOBAL FINANCIAL SERVICES TEAM

The portfolio managers leverage the fundamental research and local market presence of the 13 member Global Financial Services Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL FINANCIAL SERVICES FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Shogo Maeda Managing Director Portfolio Manager	GSAMI— Tokyo	Since 2001	Mr. Maeda joined the Investment Adviser as a portfolio manager in 1994.

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Suneil Mahindru Executive Director Portfolio Manager	GSAMI— London	Since 2001	Mr. Mahindru joined the
Investment Adviser as a
portfolio manager in 1996 and
is now a senior portfolio
manager with the United
Kingdom Portfolio
Management Group. From
1993 to 1996, he was an
analyst at CIN Management.

GLOBAL HEALTH SCIENCES TEAM

The portfolio managers leverage the fundamental research and local market presence of the 21 member Global Health Sciences Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL HEALTH SCIENCES FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Gregory H. Ekizian Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Ekizian joined the
Investment Adviser as portfolio
manager and Co-Chair of the
Growth Equity Investment
Committee in 1997. From 1990
to 1997, he was a portfolio
manager at Liberty and its
predecessor firm, Eagle.

Stuart McPherson Executive Director Senior Portfolio Manager	GSAMI— London	Since 2001	Mr. McPherson joined the Investment Adviser as a senior portfolio manager in 1996. From 1987 to 1996, he worked as both an U.S. equity analyst and an equity portfolio manager for CIN Management.

Miyako Shibamoto Vice President Portfolio Manager	GSAMI— Tokyo	Since 2001	Ms. Shibamoto joined the
Investment Adviser as a
member of the Japanese Equity
team in March 1998. From
1993 to 1994, she was an
Assistant Vice President and
from 1994 to 1998, she was a
Vice President at Scudder
Stevens and Clark (Japan).

SERVICE PROVIDERS

GLOBAL INFRASTRUCTURE AND RESOURCES TEAM

The portfolio managers leverage the fundamental research and local market presence of the 18 member Global Infrastructure and Resources Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL INFRASTRUCTURE AND RESOURCES FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Julian Abel Executive Director Portfolio Manager	GSAMI— London	Since 2001	Mr. Abel joined the Investment Adviser in 1996 as a senior portfolio manager with the UK and European Equity Team. Prior to joining Goldman Sachs, he spent twelve years at CIN Management.

Kamran Baig Executive Director Portfolio Manager	GSAMI— London	Since 2001	Mr. Baig joined the Investment
Adviser as a senior portfolio
manager in the Pan-European
Institutional Portfolio
Management Group in 2000.
From 1992 to 2000, he was a
senior industry research
analyst for Alliance Capital
Management.

GLOBAL TECHNOLOGY TEAM

The portfolio managers leverage the fundamental research and local market presence of the 21 member Global Technology Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL TECHNOLOGY FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Robert G. Collins Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Collins joined the Investment Adviser as portfolio manager and Co-Chair of the Growth Equity Investment Committee in 1997. From 1991 to 1997, he was a portfolio manager at Liberty.

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Tara Connolly Executive Director Portfolio Manager	GSAMI— London	Since 2001	Ms. Connolly joined the
Investment Adviser in 1997 as
a research analyst and is a
senior portfolio manager for
the Goldman Sachs Technology
Portfolio, a foreign fund. Prior
to this, she spent three years
with Goldman Sachs’
Investment Banking Division in
New York and was a
consultant at the Wharton
Small Business Development
Center.

Scott Kolar Vice President Senior Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Kolar joined the Investment Adviser as an equity analyst in 1997 and became a portfolio manager in 1999. From 1994 to 1997, he was an equity analyst and information systems specialist at Liberty.

Uche Orji Vice President Portfolio Manager	GSAMI— London	Since 2001	Mr. Orji joined the Investment
Adviser in August of 1998. He
became a portfolio manager in
2001. Before joining the
Investment Adviser, Mr. Orji
spent three years at Diamond
Bank Limited, a privately
owned commercial bank based
in Nigeria as head of
management information and
financial control.

David G. Shell Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Shell joined the Investment Adviser as a portfolio manager in 1997. From 1987 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

SERVICE PROVIDERS

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Funds’ transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.

Dividends

Each Fund pays dividends from its investment company taxable income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:
■	Cash
■	Additional shares of the same class of the same Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from investment company taxable income and distributions from net realized capital gains are declared and paid annually by each Fund.

The Funds’ investments in foreign securities may be subject to foreign withholding taxes. Under certain circumstances, the Funds may elect to pass-through these taxes to you. If this election is made, a proportionate amount of such taxes will constitute a distribution to you, which would allow you either (1) to credit such proportionate amount of foreign taxes against your U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

From time to time a portion of a Fund’s dividends may constitute a return of capital.

When you purchase shares of a Fund, part of the NAV per share may be represented by undistributed income or undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Funds’ shares.

HOW TO BUY SHARES

How Can I Purchase Class A, Class B And Class C Shares Of The Funds?
You may purchase shares of the Funds through:
■	Goldman Sachs;
■	Authorized Dealers; or
■	Directly from Goldman Sachs Trust (the “Trust”).

In order to make an initial investment in a Fund, you must furnish to the Fund, Goldman Sachs or your Authorized Dealer the information in the Account Application.

To Open an Account:
■	Complete the Account Application
■	Mail your payment and Account Application to:
Your Authorized Dealer
–	Purchases by check or Federal Reserve draft should be made payable to your Authorized Dealer
–	Your Authorized Dealer is responsible for forwarding payment promptly (within three business days) to the Fund

or

Goldman Sachs Funds c/o National Financial Data Services, Inc. (“NFDS”), P.O. Box 219711, Kansas City, MO 64121-9711
–	Purchases by check or Federal Reserve draft should be made payable to Goldman Sachs Funds – (Name of Fund and Class of Shares)
–	NFDS will not accept a check drawn on a foreign bank, a third-party check, cash, money orders, travelers cheques or credit card checks
–
Federal funds wire, Automated Clearing House Network (“ACH”) transfer or bank wires should be sent to State Street Bank and Trust Company (“State Street”) (each Fund’s custodian). Please call the Funds at 1-800-526-7384 to get detailed instructions on how to wire your money.

What Is My Minimum Investment In The Funds?

	Initial	Additional

Regular Accounts	$1,000	$50

Tax-Sheltered Retirement Plans (excluding SIMPLE IRAs and Education IRAs)	$250	$50

Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$250	$50

403(b) Plan Accounts	$200	$50

SIMPLE IRAs and Education IRAs	$50	$50

Automatic Investment Plan Accounts	$50	$50

What Alternative Sales Arrangements Are Available?
The Funds offer three classes of shares through this Prospectus.

Maximum Amount You Can Buy In The Aggregate Across Funds	Class A	No limit

	Class B	$250,000

	Class C	$1,000,000

Initial Sales Charge	Class A	Applies to purchases of less than $1 million— varies by size of investment with a maximum of 5.5%

	Class B	None

	Class C	None

CDSC	Class A	1.00% on certain investments of $1 million or more if you sell within 18 months

	Class B	6 year declining CDSC with a maximum of 5%

	Class C	1% if shares are redeemed within 12 months of purchase

Conversion Feature	Class A	None

	Class B	Class B Shares convert to Class A Shares after 8 years

	Class C	None

What Else Should I Know About Share Purchases?
The Trust reserves the right to:
■
Refuse to open an account if you fail to (i) provide a social security number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).

■
Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers). This may occur, for example, when a pattern of frequent purchases, sales or exchanges of shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of a Fund.

■	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by a Fund’s Investment Adviser.
■	Modify or waive the minimum investment amounts.
■	Modify the manner in which shares are offered.
■	Modify the sales charge rates applicable to future purchases of shares.

The Funds may allow you to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

How Are Shares Priced?
The price you pay or receive when you buy, sell or exchange shares is determined by a Fund’s NAV and share class. Each class calculates its NAV as follows:

(Value of Assets of the Class)
NAV =	– (Liabilities of the Class)
Number of Outstanding Shares of the Class

The Funds’ investments are valued based on market quotations or, if accurate quotations are not readily available, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

■
NAV per share of each share class is calculated by State Street on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.

■	When you buy shares, you pay the NAV next calculated after the Funds receive your order in proper form, plus any applicable sales charge.
■	When you sell shares, you receive the NAV next calculated after the Funds receive your order in proper form, less any applicable CDSC.
■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

Foreign securities may trade in their local markets on days a Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities (for example, in foreign markets), but before the close of regular trading on the New York Stock Exchange will normally not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, makes an adjustment in light of the nature and materiality of the event, its effect on Fund operations and other relevant factors.

COMMON QUESTIONS ABOUT THE PURCHASE OF CLASS A SHARES

What Is The Offering Price Of Class A Shares?

The offering price of Class A Shares of each Fund is the next determined NAV per share plus an initial sales charge paid to Goldman Sachs at the time of purchase of shares. The sales charge varies depending upon the amount you purchase. In some cases, described below, the initial sales charge may be eliminated altogether, and the offering price will be the NAV per share. The current sales charges and commissions paid to Authorized Dealers are as follows:

Amount of Purchase (including sales charge, if any)	Sales Charge as Percentage of Offering Price	Sales Charge as Percentage of Net Amount Invested	Maximum Dealer Allowance as Percentage of Offering Price*

Less than $50,000	5.50%	5.82%	5.00%
$50,000 up to (but less than) $100,000	4.75	4.99	4.00
$100,000 up to (but less than) $250,000	3.75	3.90	3.00
$250,000 up to (but less than) $500,000	2.75	2.83	2.25
$500,000 up to (but less than) $1 million	2.00	2.04	1.75
$1 million or more	0.00 **	0.00 **	***

*
Dealer’s allowance may be changed periodically. During special promotions, the entire sales charge may be allowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is allowed may be deemed to be “underwriters” under the Securities Act of 1933.

**	No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase.
***
The Distributor may pay a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. The Distributor may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by certain Section 401(k) profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations investing in the Funds which satisfy the criteria set forth below in “When Are Class A Shares Not Subject To A Sales Load?” or $1 million or more by certain “wrap” accounts. Purchases by such plans will be made at NAV with no initial sales charge, but if all of the shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a CDSC of 1% may be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers will remit to the Distributor such payments received in connection with “wrap” accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

SHAREHOLDER GUIDE

What Else Do I Need To Know About Class A Shares’ CDSC?

Purchases of $1 million or more of Class A Shares will be made at NAV with no initial sales charge. However, if you redeem shares within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the shares were exchanged into and remained invested in an equivalent class of an ILA Portfolio, a CDSC of 1% may be imposed. The CDSC may not be imposed if your Authorized Dealer enters into an agreement with the Distributor to return all or an applicable prorated portion of its commission to the Distributor. The CDSC is waived on redemptions in certain circumstances. See “In What Situations May The CDSC On Class A, B Or C Shares Be Waived Or Reduced?” below.

When Are Class A Shares Not Subject To A Sales Load?
Class A Shares of the Funds may be sold at NAV without payment of any sales charge to the following individuals and entities:
■
Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of these individuals;

■	Qualified retirement plans of Goldman Sachs;
■	Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor;
■	Any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents;
■	Banks, trust companies or other types of depository institutions investing for their own account or investing for discretionary or non-discretionary accounts;
■
Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund;

■
Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Retirement Plans”) that:

■	Buy shares of Goldman Sachs Funds worth $500,000 or more; or
■	Have 100 or more eligible employees at the time of purchase; or
■	Certify that they expect to have annual plan purchases of shares of Goldman Sachs Funds of $200,000 or more; or
■	Are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plans; or

■	Have at the time of purchase aggregate assets of at least $2,000,000;
■
“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards;

■	Registered investment advisers investing for accounts for which they receive asset-based fees;
■	Accounts over which GSAM or its advisory affiliates have investment discretion;
■	Shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA;
■
Shareholders who roll over distributions from any tax-qualified retirement plan or tax-sheltered annuity to an IRA which invests in the Goldman Sachs Funds if the tax-qualified retirement plan or tax-sheltered annuity receives administrative services provided by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity; or

■	Other exemptions may be stated from time to time in the Additional Statement.

You must certify eligibility for any of the above exemptions on your Account Application and notify the Fund if you no longer are eligible for the exemption. The Fund will grant you an exemption subject to confirmation of your entitlement. You may be charged a fee if you effect your transactions through a broker or agent.

How Can The Sales Charge On Class A Shares Be Reduced?
■
Right of Accumulation: When buying Class A Shares in Goldman Sachs Funds, your current aggregate investment determines the initial sales load you pay. You may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A Shares of any of the Goldman Sachs Funds may be combined under the Right of Accumulation. To qualify for a reduced sales load, you or your Authorized Dealer must notify the Funds’ Transfer Agent at the time of investment that a quantity discount is applicable. Use of this service is subject to a check of appropriate records. The Additional Statement has more information about the Right of Accumulation.

■
Statement of Intention: You may obtain a reduced sales charge by means of a written Statement of Intention which expresses your non-binding commitment to invest in the aggregate $50,000 or more (not counting reinvestments of dividends and distributions) within a period of 13 months in Class A Shares of one or more Goldman Sachs Fund. Any investments you make during the period will receive the discounted sales load based on the full amount of your investment commitment. If the investment commitment of the Statement of Intention is not met prior to the expiration of the 13-month period, the entire amount will be subject to the higher applicable sales charge. By signing the Statement of Intention, you authorize the Transfer Agent to escrow and redeem Class A Shares in your account to pay this additional charge. The Additional Statement has more information about the Statement of Intention, which you should read carefully.

COMMON QUESTIONS ABOUT THE PURCHASE OF CLASS B SHARES

What Is The Offering Price Of Class B Shares?

You may purchase Class B Shares of the Funds at the next determined NAV without an initial sales charge. However, Class B Shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below based on how long you held your shares.

The CDSC schedule is as follows:

Year Since Purchase	CDSC as a Percentage of Dollar Amount Subject to CDSC

First	5%
Second	4%
Third	3%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and thereafter	None

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Funds in connection with the sale of Class B Shares, including the payment of compensation to Authorized Dealers. A commission equal to 4% of the amount invested is paid to Authorized Dealers.

What Should I Know About The Automatic Conversion Of Class B Shares?
Class B Shares of a Fund will automatically convert into Class A Shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date.

If you acquire Class B Shares of a Fund by exchange from Class B Shares of another Goldman Sachs Fund, your Class B Shares will convert into Class A Shares of such Fund based on the date of the initial purchase and the CDSC schedule of that purchase.

If you acquire Class B Shares through reinvestment of distributions, your Class B Shares will convert into Class A Shares based on the date of the initial purchase of the shares on which the distribution was paid.

The conversion of Class B Shares to Class A Shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indeterminate period.

A COMMON QUESTION ABOUT THE PURCHASE OF CLASS C SHARES

What Is The Offering Price Of Class C Shares?

You may purchase Class C Shares of the Funds at the next determined NAV without paying an initial sales charge. However, if you redeem Class C Shares within 12 months of purchase, a CDSC of 1% will normally be deducted from the redemption proceeds; provided that in connection with purchases by Retirement Plans, where all of the Class C Shares are redeemed within 12 months of purchase, a CDSC of 1% may be imposed upon the plan sponsor or third-party administrator.

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Funds in connection with the sale of Class C Shares, including the payment of compensation to Authorized Dealers. An amount equal to 1% of the amount invested is normally paid by the Distributor to Authorized Dealers.

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF CLASS A, B AND C SHARES

What Else Do I Need To Know About The CDSC On Class A, B Or C Shares?
■	The CDSC is based on the lesser of the NAV of the shares at the time of redemption or the original offering price (which is the original NAV).
■	No CDSC is charged on shares acquired from reinvested dividends or capital gains distributions.
■	No CDSC is charged on the per share appreciation of your account over the initial purchase price.

SHAREHOLDER GUIDE
■
When counting the number of months since a purchase of Class B or Class C Shares was made, all payments made during a month will be combined and considered to have been made on the first day of that month.

■
To keep your CDSC as low as possible, each time you place a request to sell shares, the Funds will first sell any shares in your account that do not carry a CDSC and then the shares in your account that have been held the longest.

In What Situations May The CDSC On Class A, B Or C Shares Be Waived Or Reduced?
The CDSC on Class A, Class B and Class C Shares that are subject to a CDSC may be waived or reduced if the redemption relates to:
■	Retirement distributions or loans to participants or beneficiaries from Retirement Plans;
■	The death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the “Code”)) of a participant or beneficiary in a Retirement Plan;
■	Hardship withdrawals by a participant or beneficiary in a Retirement Plan;
■	Satisfying the minimum distribution requirements of the Code;
■	Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;
■	The separation from service by a participant or beneficiary in a Retirement Plan;
■	The death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of the event;
■	Excess contributions distributed from a Retirement Plan;
■	Distributions from a qualified Retirement Plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman Sachs IRA; or
■	Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion.

In addition, Class A, B and C Shares subject to a systematic withdrawal plan may be redeemed without a CDSC. The Funds reserve the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and C Shares and 10% of the value of your Class A Shares.

How Do I Decide Whether To Buy Class A, B Or C Shares?
The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation.

■	Class A Shares. If you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A Shares.

■
Class B Shares. If you plan to hold your investment for at least six years and would prefer not to pay an initial sales charge, you might consider purchasing Class B Shares. By not paying a front-end sales charge, your entire investment in Class B Shares is available to work for you from the time you make your initial investment. However, the distribution and service fee paid by Class B Shares will cause your Class B Shares (until conversion to Class A Shares) to have a higher expense ratio, and thus lower performance and lower dividend payments (to the extent dividends are paid) than Class A Shares. A maximum purchase limitation of $250,000 in the aggregate normally applies to Class B Shares. Individual purchases exceeding $250,000 will be rejected.

■
Class C Shares. If you are unsure of the length of your investment or plan to hold your investment for less than six years and would prefer not to pay an initial sales charge, you may prefer Class C Shares. By not paying a front-end sales charge, your entire investment in Class C Shares is available to work for you from the time you make your initial investment. However, the distribution and service fee paid by Class C Shares will cause your Class C Shares to have a higher expense ratio, and thus lower performance and lower dividend payments (to the extent dividends are paid) than Class A Shares (or Class B Shares after conversion to Class A Shares).

Although Class C Shares are subject to a CDSC for only 12 months, Class C Shares do not have the automatic eight year conversion feature applicable to Class B Shares and your investment may pay higher distribution fees indefinitely.

A maximum purchase limitation of $1,000,000 in the aggregate normally applies to purchases of Class C Shares. Individual purchases exceeding $1,000,000 will be rejected.

Note: Authorized Dealers may receive different compensation for selling Class A, Class B or Class C Shares.

In addition to Class A, Class B and Class C Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

HOW TO SELL SHARES

How Can I Sell Class A, Class B And Class C Shares Of The Funds?

You may arrange to take money out of your account by selling (redeeming) some or all of your shares. Each Fund will redeem its shares upon request on any business day at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC. You may request that redemption proceeds be sent to you by check or by wire (if the wire instructions are on record). Redemptions may be requested in writing or by telephone.

Instructions For Redemptions:

By Writing:	■	Write a letter of instruction that includes:
	■	Your name(s) and signature(s)
	■	Your account number
	■	The Fund names and Class of Shares
	■	The dollar amount you want to sell
	■	How and where to send the proceeds
	■	Obtain a signature guarantee (see details below)
	■	Mail your request to: Goldman Sachs Funds c/o NFDS P.O. Box 219711 Kansas City, MO 64121-9711

By Telephone:		If you have not declined the telephone redemption privilege on your Account Application:
	■	1-800-526-7384 (8:00 a.m. to 4:00 p.m. New York time)
	■	You may redeem up to $50,000 of your shares within any 7 calendar day period
	■	Proceeds which are sent directly to a Goldman Sachs brokerage account are not subject to the $50,000 limit

When Do I Need A Signature Guarantee To Redeem Shares?
A signature guarantee is required if:
■	You are requesting in writing to redeem shares in an amount over $50,000;
■	You would like the redemption proceeds sent to an address that is not your address of record; or
■	You would like to change the bank designated on your Account Application.

A signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee. Additional documentation may be required for executors, trustees or corporations or when deemed appropriate by the Transfer Agent.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemp tion requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■
Proceeds of telephone redemption requests will be sent only to your address of record or authorized bank account designated in the Account Application (unless you provide written instructions and a signature guarantee, indicating another address or account) and exchanges of shares normally will be made only to an identically registered account.

■	Telephone redemptions by check to your address of record will not be accepted during the 30-day period following any change in your address of record.
■
The telephone redemption option does not apply to shares held in a “street name” account. “Street name” accounts are accounts maintained and serviced by your Authorized Dealer. If your account is held in “street name,” you should contact your registered representative of record, who may make telephone redemptions on your behalf.

■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?

By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the bank account designated in your Account Application. The following general policies govern wiring redemption proceeds:

■
Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.

SHAREHOLDER GUIDE
■
A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. Your bank may also charge wiring fees. You should contact your bank directly to learn whether it charges such fees.

■	To change the bank designated on your Account Application, you must send written instructions (with your signature guaranteed) to the Transfer Agent.
■
Neither the Trust, Goldman Sachs nor any Authorized Dealer assumes any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

By Check: You may elect to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of a properly executed redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:
■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.

The Trust reserves the right to:
■
Redeem your shares if your account balance is less than $50 as a result of a redemption. The Funds will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. The Funds will give you 60 days’ prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.

■	Redeem your shares in other circumstances determined by the Board of Trustees to be in the best interests of the Trust.
■
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

■
Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to the Fund as undeliverable or remain uncashed for six months. In addition, that distribution and all future distributions payable to you will be reinvested at NAV in additional shares of the same class of the Fund on which the distributions are paid. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Can I Reinvest Redemption Proceeds In The Same Or Another Goldman Sachs Fund?

You may redeem shares of a Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at NAV. To be eligible for this privilege, you must hold the shares you want to redeem for at least 30 days and you must reinvest the share proceeds within 90 days after you redeem. You may reinvest as follows:

■	Class A or B Shares—Class A Shares of the same Fund or any other Goldman Sachs Fund
■	Class C Shares—Class C Shares of the same Fund or any other Goldman Sachs Fund
■	You should obtain and read the applicable prospectuses before investing in any other Funds.
■
If you pay a CDSC upon redemption of Class A or Class C Shares and then reinvest in Class A or Class C Shares as described above, your account will be credited with the amount of the CDSC you paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable upon a subsequent redemption. For Class B Shares, you may reinvest the redemption proceeds in Class A Shares at NAV but the amount of the CDSC paid upon redemption of the Class B Shares will not be credited to your account.

■
The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at NAV in a tax-sheltered retirement plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.

■	You may be subject to tax as a result of a redemption. You should consult your tax adviser concerning the tax consequences of a redemption and reinvestment.

SHAREHOLDER GUIDE

Can I Exchange My Investment From One Fund To Another?

You may exchange shares of a Fund at NAV without the imposition of an initial sales charge or CDSC at the time of exchange for shares of the same class or an equivalent class of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:

By Writing:	■	Write a letter of instruction that includes:
	■	Your name(s) and signature(s)
	■	Your account number
	■	The Fund names and Class of Shares
	■	The dollar amount you want to exchange
	■	Obtain a signature guarantee (see details above)
	■	Mail the request to:
Goldman Sachs Funds
c/o NFDS
P.O. Box 219711
Kansas City, MO 64121-9711
or for overnight delivery—
Goldman Sachs Funds
c/o NFDS
330 West 9th St.
Poindexter Bldg., 1st Floor
Kansas City, MO 64105

By Telephone:		If you have not declined the telephone exchange privilege on your Account Application:
	■	1-800-526-7384 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:
■	You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
■	Currently, there is no charge for exchanges, although the Funds may impose a charge in the future.
■
The exchanged shares may later be exchanged for shares of the same class (or an equivalent class) of the original Fund at the next determined NAV without the imposition of an initial sales charge or CDSC if the amount in the Fund resulting from such exchanges is less than the largest amount on which you have previously paid the applicable sales charge.

■
When you exchange shares subject to a CDSC, no CDSC will be charged at that time. The exchanged shares will be subject to the CDSC of the shares originally held. For purposes of determining the amount of the applicable CDSC, the length of time you have owned the shares will be measured from the date you acquired the original shares subject to a CDSC and will not be affected by a subsequent exchange.

■
Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information, call Goldman Sachs Funds at 1-800-526-7384 and see the Additional Statement.

■	All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirements of that Fund.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■
Goldman Sachs and NFDS may use reasonable procedures described under “What Do I Need to Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.

■
Telephone exchanges normally will be made only to an identically registered account. Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and accompanied by a signature guarantee.

■	Exchanges into Funds that are closed to new investors may be restricted.

For federal income tax purposes, an exchange from one Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

Restrictions on Excessive Trading Practices. The Trust does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm Fund performance and negatively impact long-term shareholders. The Trust and Goldman Sachs will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust (or Goldman Sachs) and its shareholders, the Trust (or Goldman Sachs) will exercise these rights if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs) has been or may be disruptive to a Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

SHAREHOLDER GUIDE

SHAREHOLDER SERVICES

Can I Arrange To Have Automatic Investments Made On A Regular Basis?

You may be able to make systematic cash investments through your bank via ACH transfer or your checking account via bank draft each month. Forms for this option are available from Goldman Sachs, your Authorized Dealer or you may check the appropriate box on the Account Application.

Can My Dividends From A Fund Be Invested In Other Funds?
You may elect to cross-reinvest dividends paid by a Fund in shares of the same class or an equivalent class of any other Goldman Sachs Fund.
■	Shares will be purchased at NAV.
■	No initial sales charge or CDSC will be imposed.
■
You may elect cross-reinvestment into an identically registered account or an account registered in a different name or with a different address, social security number or taxpayer identification number provided that the account has been properly established, appropriate signature guarantees obtained and the minimum initial investment has been satisfied.

Can I Arrange To Have Automatic Exchanges Made On A Regular Basis?
You may elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of any other Goldman Sachs Fund.
■	Shares will be purchased at NAV.
■	No initial sales charge is imposed.
■
Shares subject to a CDSC acquired under this program may be subject to a CDSC at the time of redemption from the Fund into which the exchange is made depending upon the date and value of your original purchase.

■	Automatic exchanges are made monthly on the 15th day of each month or the first business day thereafter.
■	Minimum dollar amount: $50 per month.

What Else Should I Know About Cross-Reinvestments And Automatic Exchanges?
Cross-reinvestments and automatic exchanges are subject to the following conditions:
■	You must hold $5,000 or more in the Fund which is paying the dividend or from which the exchange is being made.

■
You must invest an amount in the Fund into which cross-reinvestments or automatic exchanges are being made that is equal to that Fund’s minimum initial investment or continue to cross-reinvest or to make automatic exchanges until such minimum initial investment is met.

■	You should obtain and read the prospectus of the Fund into which dividends are invested or automatic exchanges are made.

Can I Have Automatic Withdrawals Made On A Regular Basis?
You may draw on your account systematically via check or ACH transfer in any amount of $50 or more.
■
It is normally undesirable to maintain a systematic withdrawal plan at the same time that you are purchasing additional Class A, Class B or Class C Shares because of the sales charge imposed on your purchases of Class A Shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C Shares.

■	You must have a minimum balance of $5,000 in a Fund.
■	Checks are mailed on or about the 25th day of each month.
■	Each systematic withdrawal is a redemption and therefore a taxable transaction.
■	The CDSC applicable to Class A, Class B or Class C Shares redeemed under the systematic withdrawal plan may be waived.

What Types of Reports Will I Be Sent Regarding My Investment?

You will be provided with a printed confirmation of each transaction in your account and an individual quarterly account statement. A year-to-date statement for your account will be provided upon request made to Goldman Sachs. If your account is held in “street name” you may receive your statements and confirmations on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting Goldman Sachs Funds by phone at 1-800-526-7384 or by mail at Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372. The Funds will begin sending individual copies to you within 30 days after receipt of your revocation.

The Funds do not generally provide sub-accounting services.

What Should I Know When I Purchase Shares Through An Authorized Dealer?

Authorized Dealers and other financial intermediaries may provide varying arrangements for their clients to purchase and redeem Fund shares. They may charge additional fees not described in this Prospectus to their customers for such services.

SHAREHOLDER GUIDE

If shares of a Fund are held in a “street name” account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of your transactions, you should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the Fund involves special procedures and will require you to obtain historical purchase information about the shares in the account from the Authorized Dealer.

Authorized Dealers and other financial intermediaries may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other intermediaries to accept such orders. In these cases:

■
A Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a business day, and the order will be priced at the Fund’s NAV per share (adjusted for any applicable sales charge) next determined after such acceptance.

■	Authorized Dealers and intermediaries are responsible for transmitting accepted orders to the Funds within the time period agreed upon by them.

You should contact your Authorized Dealer or intermediary to learn whether it is authorized to accept orders for the Trust.

The Investment Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

DISTRIBUTION SERVICES AND FEES

What Are The Different Distribution And Service Fees Paid By Class A, B and C Shares?

The Trust has adopted distribution and service plans (each a “Plan”) under which Class A, Class B and Class C Shares bear distribution and service fees paid to Authorized Dealers and Goldman Sachs. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. Goldman Sachs pays the distribution and service fees on a quarterly basis.

Under the Plans, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of a Fund’s average daily net assets attributed to Class A, Class B and Class C Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of such charges.

The distribution fees are subject to the requirements of Rule 12b-1 under the Act, and may be used (among other things) for:
■	Compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives;
■	Commissions paid to Authorized Dealers;
■	Allocable overhead;
■	Telephone and travel expenses;
■	Interest and other costs associated with the financing of such compensation and expenses;
■	Printing of prospectuses for prospective shareholders;
■	Preparation and distribution of sales literature or advertising of any type; and
■	All other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C Shares.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.75% distribution fee as an ongoing commission to Authorized Dealers after the shares have been held for one year.

PERSONAL ACCOUNT MAINTENANCE SERVICES AND FEES

Under the Plans, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to 0.25% of each Fund’s average daily net assets attributed to Class A, Class B or Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Funds. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.25% ongoing service fee to Authorized Dealers after the shares have been held for one year.

Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

Unless your investment is an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

Distributions you receive from the Funds are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Funds’ income dividend distributions and short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds may deduct these taxes in computing their taxable income.

If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends that were received on the shares.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your Account Application. By law, each Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so. Non-U.S. investors may be subject to U.S. withholding and estate tax.

Appendix A
Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

The Funds will be subject to the risks associated with equity securities. “Equity securities” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights. In general, stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. The volatility of equity securities means that the value of your investment in the Funds may increase or decrease. Recently, certain stock markets have experienced substantial price volatility and, at times, have traded at or close to record high levels. There can be no guarantee that such levels will be reached or maintained in the future.

To the extent that a Fund invests in fixed-income securities, that Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and a Fund will not recover its investment. Call risk and extension risk are normally present in mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities, such as securities backed by car loans.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives, and all investment policies not specifically designated as fundamental, are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Investing in Specific Industry Sectors. Industry risk is the risk that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to the same industry-specific market or economic developments than companies in unrelated industries. Because the investments of each Fund are concentrated in a specific industry sector, each Fund’s investment performance will be closely tied to the factors affecting that sector, and each Fund’s NAV is more likely to have greater fluctuations than the NAV of a fund that is not concentrated in a particular industry sector. Risks relevant to each Fund’s industry sector are described below. These risks may cause the NAVs and performance of the Funds to be subject to abrupt changes, and may result in investor losses.

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Consumer Products and Services Sectors. The performance of consumer products and services companies relates closely to the actual and perceived performance of the overall economy and consumer confidence. Changes in governmental policies and the need for regulatory approvals may also have a material effect on the products and services offered by these companies. In addition, many consumer products and services companies have unpredictable earnings, due in part to changes in demographics and consumer tastes and intense compe tition. Some companies in these industry sectors, such as tobacco companies and companies subject to product liability claims, may be subject to existing or potential litigation brought by government bodies or consumers that can have a material adverse effect on their prospects and share values.

■
Financial Services Sector. Companies in the financial services sector are subject to rapid business changes, intense competition and volatile performance related to the availability and cost of capital and prevailing interest rates. The profitability of financial services companies may be adversely affected by rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers.

Financial services companies are subject to extensive governmental regulation. Within the United States, government regulation of the financial services industry has changed significantly during the past several years, as many previous legal barriers separating different financial service segments have been modified or eliminated. Recent business combinations have included banking, insurance and securities firms under single ownership. The deregulation of financial services companies in the United States has resulted in increased competition and reduced profitability for certain companies. Similarly, foreign financial services companies, particularly those in Japan, have reported financial difficulties attributed to increased competition, regulatory changes and general economic difficulties.

In addition to the foregoing, the performance of insurance companies will be affected by claims activity. Property and casualty insurance profits may be affected by weather catastrophes and other disasters. Life and health insurers’ profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or “junk bond” holdings, for example), and the inability to collect from reinsurance carriers. Potential tax law changes also may adversely affect insurance companies’ policy sales, tax obligations and profitability.

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Health Sciences Sector. Health sciences companies generally are subject to intense competition and substantial governmental regulation. Changes in governmental policy or regulation can have a material effect on the demand for products and services offered by companies in health sciences industries. Regulatory approvals are generally required before new drugs and medical products, devices or procedures may be introduced, and before the acquisition of additional facilities by healthcare providers. Unanticipated problems may arise in connection with their development and introduction, and obtaining required gov ernment approvals may be a lengthy and expensive process with an uncertain outcome. These delays may result in the need for companies to seek additional capital, potentially diluting the interests of existing investors. In addition, the products and services offered by health sciences companies may be subject to patent expirations.

Consumers tend to react quickly to new products and services offered by health sciences companies. Because of this competition, health sciences companies may have slim or negative profit margins as the companies compete for market share. In addition, some health sciences industries are characterized by single product focus and rapidly changing technologies. These changes may render existing products and technologies obsolete.

The health sciences sector includes biotechnology companies. In comparison to more developed companies, there may be a thin trading market in biotechnology securities, and adverse developments in the biotechnology industry may be more likely to result in decreases in the value of biotechnology stocks. Biotechnology companies are often small, start-up ventures whose products are only in the research stage. Therefore, the market values of biotechnology companies are often based upon speculation and expectations about future products, research progress and new product filings with regulatory authorities.

Many health sciences companies receive government funding, subsidies or reimbursements. Withdrawal or curtailment of this support can have an adverse impact on the profitability and market prices of such companies. In addition, health sciences companies may be exposed to potential product liability claims that are related to testing, manufacturing, marketing and selling their products. These product liability claims may have a material adverse effect on the business, prospects and values of health sciences companies in which the Fund invests.

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Infrastructure and Resources Sectors. Infrastructure and resources companies are often subject to significant governmental regulation. This regulation may affect, and in some cases directly limit, the rates of return that may be earned by such companies and the kinds of services they offer. In addition, many of these companies have heavy capital commitments in their facilities, plants and equipment, and historically have been subject to significant costs associated with compliance with environmental and other safety regulations.

Competition is intense for many infrastructure and resources companies. Many infrastructure companies are also affected by changes in prevailing interest rates because prices of equity and debt securities of infrastructure companies tend to increase when interest rates decline and decrease when interest rates rise. Resources companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates and other factors.

The value of securities of resources companies will fluctuate in response to market conditions for the particular resources with which they are involved. Changes in inventory levels and changes, perceived or actual, in production and consumption will affect these prices. For some resources companies, such price fluctuations may be substantial over very short periods of time. The stock prices of some resources companies tend to fluctuate in correlation with various stages of inflationary cycles and perceived inflationary trends.

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Technology Sector. Technology companies generally are subject to intense competition, rapid obsolescence of products and government regulation. Competition among technology companies may result in aggressive pricing of their products and services, which may affect negatively the profitability and financial condition of technology companies. In addition, because of the rapid pace of technological development, products or services developed by technology companies may become rapidly obsolete or have relatively short product cycles. Technology companies are also frequently dependent on the existence and health of other products or industries and may face uncertainties relating to product licensing, trademarks and patent protection.

Many attractive investment opportunities in the technology sector may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products for which markets are not yet established and may never be established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Technology companies may also be dependent on the success of a principal product, and may rely on sole source providers and third-party manufacturers. Because of these and related factors, investments in such companies tend to be more volatile and speculative.

Risks of Investing in Small Capitalization Companies. Each Fund may invest in small capitalization companies. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in these particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments. The Funds may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

The introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union has presented unique uncertainties, including the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”), may have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Funds. Because of the number of countries using this single currency, a significant portion of the foreign assets held by the Funds may be denominated in the euro.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Concentration of a Fund’s assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund’s assets were not geographically concentrated.

Investment in sovereign debt obligations by a Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Risks of Emerging Countries. Each Fund may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain Asian and other countries, it is anticipated that a Fund may invest in such countries through other investment funds in such countries.

APPENDIX A

Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not recur in Eastern Europe or other countries.

A Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and often may involve a Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons. The creditworthiness of the local securities firms used by a Fund in emerging countries may not be as sound as the creditworthiness of firms used in more devel oped countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). A Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

A Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Investment Adviser does not currently anticipate that a significant portion of the Funds’ currency exposure in emerging countries, if any, will be covered by such instruments.

Risks of Derivative Investments. A Fund’s transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Each Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Certain stripped mortgage-backed securities

APPENDIX A

■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain over-the-counter options
■	Certain structured securities and all swap transactions
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Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in 144A Securities may decrease the liquidity of a Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit Risks. Debt securities purchased by the Funds may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), domestic and foreign corporations, banks and other issuers. Further information is provided in the Additional Statement.

Debt securities rated BBB or higher by Standard & Poor’s or Baa or higher by Moody’s are considered “investment grade.” Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality.

The Funds may invest in fixed-income securities rated BB or Ba or below (or comparable unrated securities) which are commonly referred to as “junk bonds.” Junk bonds are considered predominantly speculative and may be questionable as to principal and interest payments.

In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will present greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund’s portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected.

Risks of IPOs. The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Temporary Investment Risks. Each Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:
■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s or P-2 by Moody’s
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

APPENDIX A

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Further information is provided in the Additional Statement, which is available upon request.

Convertible Securities. Each Fund may invest in convertible securities. Convertible securities are preferred stock or debt obligations that are convertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities. Convertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

Foreign Currency Transactions. A Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. A Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, certain Funds may also enter into such transactions to seek to increase total return, which is considered a speculative practice.

Each Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g. the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, a Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Structured Securities. Each Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Options on Securities, Securities Indices and Foreign Currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index consisting of securities in which it may invest. A Fund may also, to the extent that it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in a Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase a Fund’s transaction costs. Options written or purchased by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on various securities (such as U.S. government securities), foreign currencies, securities indices and other financial instruments and indices. The Funds may engage in futures transactions on both U.S. and foreign exchanges.

Each Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objectives and policies. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund’s outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund’s net assets.

Futures contracts and related options present the following risks:
■
While a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

■
Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to additional risk of loss.

■	The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
■	Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
■	Foreign exchanges may not provide the same protection as U.S. exchanges.

Equity Swaps. Each Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, a Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and enter into forward commitments. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Fund may enter into repurchase agreements with dealers in U.S. government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loan continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by a Fund in short-term investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1 /3% of the value of the total assets of a Fund (including the loan collateral).

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities, or a capital loss, if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

Short Sales Against-the-Box. Each Fund may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open the Fund will own an equal amount of securities sold short, or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

Preferred Stock, Warrants and Rights. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. Each Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iShares SM , as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Exchange-traded funds such as SPDRs and iShares SM are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■
Standard & Poor’s Depositary Receipts™. The Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

■
iShares SM (formerly called World Equity Benchmark Shares or WEBS). iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. iShares are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

Unseasoned Companies. Each Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. Each Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

Bank Obligations. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitations, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. Each Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of stripped U.S. government securities are traded independently.

Custodial Receipts. Each Fund may invest in custodial receipts. Interests in U.S. government securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued mortgage-backed securities are normally structured with one or more types of “credit enhancement.” However, these mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgaged-backed securities also include stripped mortgage-backed securities (“SMBS”), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Asset-Backed Securities. Each Fund may invest in asset-backed securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Borrowings. Each Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets.

Appendix B
Prior Performance of Similarly Advised
Account of the Investment Adviser

GLOBAL TECHNOLOGY FUND

GSAM and GSAMI have served as investment adviser and sub-adviser, respectively, for one non-U.S. discretionary private account that has investment objectives, policies and strategies substantially similar to the Global Technology Fund. The following table sets forth the performance data relating to the historical performance of that account. The information is provided to illustrate the past performance of the Investment Adviser in managing a substantially similar account as measured against the MSCI World Index and does not represent the performance of the Global Technology Fund. Investors should not consider this performance data as a substitute for the performance of the Global Technology Fund nor should investors consider this data as an indication of the future performance of the Global Technology Fund or of the Investment Adviser. The MSCI World Index is an unmanaged index of common stock prices in 22 countries, including Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

In calculating the performance set forth below, the value of the discretionary private account was converted from Swiss francs to United States dollars using month-end exchange rates from Reuters.

	Private Account Performance (including Class A sales charge)	Private Account Performance (including Class B sales charge)	Private Account Performance (including Class C sales charge)	Private Account Performance (excluding sales charges)	MSCI World Index

2000	(35.81)%	(35.48)%	(32.84)%	(32.09)%	(12.89)%

1999	127.60%	135.85%	139.85%	140.85%	25.34%

1998	43.91%	47.29%	51.29%	52.29%	24.80%

1997	14.81%	16.49%	20.49%	21.49%	16.23%

	Average Annual Total Return for the Period Ended 12/31/00
	1 Year	3 Year	Since Inception 6/17//96

Private Account Performance (including Class A sales charge)	(35.81)%	32.94%	24.49%

Private Account Performance (including Class B sales charge)	(35.48)%	35.02%	29.02%

Private Account Performance (including Class C sales charge)	(32.84)%	35.47%	26.05%

Private Account Performance (excluding sales charges)	(32.09)%	35.47%	26.05%

MSCI World Index	(12.89)%	10.84%	12.27%

The performance information with respect to the discretionary private account is net of applicable investment management fees, brokerage commissions, execution costs and custodial fees, without provision for foreign, federal and state taxes, if any. Since fees, commissions and taxes may differ for the private discretionary account and the Global Technology Fund, performance data for identical periods may differ.

Performance reflects the deduction of the maximum 5.5% front-end sales charge with respect to Class A Shares and the maximum CDSC with respect to Class B Shares (5%) and Class C Shares (1%). All returns presented reflect the reinvestment of dividends and other earnings. The average annual expenses of the discretionary private account for the periods presented above ranged between 2.38% and 1.99% of the account’s average daily net assets. These average annual expenses were generally lower than the estimated expenses of Class A (before expense limitations), Class B and Class C Shares of the Global Technology Fund stated under “Fund Fees and Expenses” above. The performance of the discretionary private account would have been lower if it had been subject to the expenses of the Global Technology Fund. Furthermore, the discretionary private account is not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Global Technology Fund by the Act and Subchapter M of the Code. Consequently, the performance results of the Investment Adviser’s discretionary private account could have been adversely affected if the discretionary private account had been regulated as an investment company under the federal securities laws. In addition, the securities held by the Global Technology Fund will not be identical to the securities held by the discretionary private account for the periods shown above. Accordingly, the future performance of the Global Technology Fund will differ from the performance of the private account.

Index

1	General Investment Management Approach

2	Fund Investment Objectives and Strategies

	2	Goldman Sachs Global Consumer Growth Fund

	4	Goldman Sachs Global Financial Services Fund

	6	Goldman Sachs Global Health Sciences Fund

	8	Goldman Sachs Global Infrastructure and Resources Fund

	10	Goldman Sachs Global Technology Fund

12	Other Investment Practices and Securities

14	Principal Risks of the Funds
18	Fund Performance

19	Fund Fees and Expenses

27	Service Providers

34	Dividends

35	Shareholder Guide

	35	How To Buy Shares

	44	How To Sell Shares

55	Taxation

57	Appendix A
Additional Information on Portfolio Risks, Securities and Techniques

79	Appendix B
Global Technology Fund— Prior Performance of Similarly Advised Account of the Investment Adviser

Global Sector Funds
Prospectus (Class A, B and C Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The annual report for the Global Consumer Growth, Global Financial Services, Global Health Sciences, Global Infrastructure and Resources and Global Technology Funds for the fiscal period ended October 31, 2001 will become available to shareholders in December 2001.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-526-7384.

To obtain other information and for shareholder inquiries:
By telephone – Call 1-800-526-7384
By mail – Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372
By e-mail – gs-funds@gs.com
On the Internet – Text-only versions of the Funds’ documents are located online and may be downloaded from:
SEC EDGAR database – http://www.sec.gov
Goldman Sachs – http://www.gs.com (Prospectus Only)

You may review and obtain copies of Fund documents by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Funds’ investment company registration number is 811-5349.

GLSECPROABC
517046

Prospectus

Institutional Shares

February 5, 2001 (revised March 30, 2001)

GOLDMAN SACHS GLOBAL SECTOR FUNDS

■	Goldman Sachs Global Consumer Growth Fund

■	Goldman Sachs Global Financial Services Fund

■	Goldman Sachs Global Health Sciences Fund

■	Goldman Sachs Global Infrastructure and Resources Fund

■	Goldman Sachs Global Technology Fund

1.70 1.80
4.90 4.95
1.42 1.54
8.10 8.50
1.36 1.43
0.07 0.12
0.40 0.45
0.52 0.60
0.22 0.28
0.69 0.70

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN THE FUND.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment Management Approach

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division (“IMD”) of Goldman, Sachs & Co. (“Goldman Sachs”) and Goldman Sachs Asset Management International (“GSAMI”) together serve as the investment adviser to each Fund. GSAM and GSAMI are referred to in this Prospectus as the “Investment Adviser.”

GLOBAL SECTOR STYLE FUNDS

Goldman Sachs’ Global Sector Fund Philosophy:
The Investment Adviser believes that the behavior of global equity markets is changing as:
■	Revenues are driven by global expansion
■	Globalization drives companies to merge across regions and continents
■	Investors increasingly invest globally rather than regionally

As a result of these changes many investors are selecting stocks within global sectors rather than within regional or local sectors. This shift in investment methodology has led to the emergence of global sector allocations as an important portfolio management tool.

The Goldman Sachs Global Sector Funds leverage the resources of our global portfolio management teams. Through an integrated research process, we construct portfolios of our best worldwide ideas for each sector. Through intensive, hands-on research our global sector portfolio teams seek to identify and invest in companies with:

■	A strong business franchise and competitive advantages
■	Skillful management whose interests are aligned with shareholders
■	Potential to generate high returns on invested capital
■	Potential to drive sustainable growth through reinvestment
■	Attractive relative valuation

Fund Investment Objectives
and Strategies

Goldman Sachs Global Consumer
Growth Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the consumer products and services sectors

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the consumer products and services sectors. These sectors consist of companies that derive or are expected to derive a substantial portion of their revenues from manufacturing, marketing, retailing or distributing consumer products or services. Consumer products may include beverages, tobacco, food, textiles and personal care products. Consumer services may include media, telecommunications, general retailing, travel, leisure, entertainment, hotels, real estate, consumer internet services, restaurants and publishing.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more than 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more than 25% of the Fund’s total assets will be invested in

FUND INVESTMENT OBJECTIVES AND STRATEGIES

securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes that worldwide prosperity will continue to increase, which will lead to higher consumer spending and new opportunities in the consumer products and services sectors. The Fund seeks to achieve its investment objective by investing in equity securities of companies that the Investment Adviser believes are best positioned to benefit from this potential growth.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect consumer products and services companies. These factors include government regulation, competition, changes in demographics and consumer tastes and economic conditions. The Fund’s net asset value (“NAV”) is more likely to have greater fluctuations than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the consumer products and services sectors and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs
Global Financial Services Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the financial services sector

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the financial services sector. This sector consists of companies that derive or are expected to derive a substantial portion of their revenues from financial services activities. Financial services companies may include companies involved in banking, investment banking/brokerage, investment management, insurance, consumer finance, mortgage lending and servicing, leasing and companies providing technological solutions and other services to financial services companies.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more than 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes that global demographic change, due to the world’s aging population in developed countries, will create increasing demand for savings and pension services, boosting the growth of the financial services sector as a whole. Increasing deregulation across markets, industry consolidation as well as technological advancements such as the internet, are all factors that may contribute to the sector’s earnings growth. The Fund seeks to achieve its investment objective by investing in equity securities of companies that the Investment Adviser believes are best positioned to benefit from this potential growth.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect financial services companies. These factors include economic conditions, interest rates, intense competition and government regulation. The Fund’s NAV is more likely to have greater fluctuations than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the financial services sector and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs
Global Health Sciences Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the health sciences sector

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the health sciences sector. This sector consists of companies that derive or are expected to derive a substantial portion of their revenues from activities in the health sciences sector. Health sciences companies may include companies involved in general and specialized healthcare services, biotechnology/genomics, pharmaceuticals, medical devices and supplies, hospital management and managed care services.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more than 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes that long-term growth opportunities exist from scientific advances in healthcare and the potential and current commercial application of products, healthcare equipment and services. These opportunities and the demographic profile of the world’s developed countries may contribute to the growth in healthcare spending. The Fund seeks to achieve its investment objective by investing in equity securities of companies that the Investment Adviser believes are best positioned to benefit from this potential growth.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect health sciences companies. These factors include intense competition and government regulation. The Fund’s NAV is more likely to have greater fluctuation than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the health sciences sector and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs Global
Infrastructure and Resources Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the infrastructure and resources sectors

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the infrastructure and resources sectors. These sectors consist of companies that derive or are expected to derive a substantial portion of their revenues from activities related to energy, materials, industrials, utilities and transport. A company will be considered to be in the infrastructure sector if it provides products or services that contribute to the underlying infrastructure of a state, nation or region. Such companies may be involved in the industries of electrical equipment, heavy machinery, construction, engineering, aerospace and defense, transportation, environmental services, power, telecommunications and manufacturing. Resource companies may include companies involved with the exploration, development, and distribution of metals, oil and gas, chemicals, mining, paper, water and forest products.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of it assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more that 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more that 25% of the Fund’s total assets will be invested in securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes many companies in the infrastructure and resources sectors experience a high level of cyclicality in their profitability. The market for these companies has a tendency to overreact to both positive and negative macroeconomic developments. There are significant opportunities to take advantage of the potential mispricing of securities from what the Investment Adviser considers to be their long-term fundamental value.

The Investment Adviser will determine the relative allocation of the Fund’s investments between the infrastructure and resources sectors, and it is possible that at times the Fund may be invested predominately or exclusively in one of these sectors but not the other.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect infrastructure and resources related companies. These factors include economic conditions, the level and volatility of commodity prices and government regulation. The Fund’s NAV is more likely to have greater fluctuation than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the infrastructure and resources sectors and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs
Global Technology Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the technology sector

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the technology sector. This sector consists of companies that derive or are expected to derive a substantial portion of their revenues from technology and technology-related products and services. Technology and technology-related products and services may include products and services related to telecommunications, computer hardware and software, information services, semiconductors, the internet and electronics.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more that 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes that advances in technology are providing companies throughout the world with opportunities to improve productivity, competitiveness and speed to market, and that investment in this sector offers significant long-term growth opportunities. The Fund seeks to achieve its investment objective by investing in equity securities of companies that the Investment Adviser believes are best positioned to benefit from this potential growth.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect technology and technology-related products and services. These factors include intense competition, rapid obsolescence of products and government regulation. The Fund’s NAV is more likely to have greater fluctuations than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the technology sector and in fixed-income securities, such as government, corporate and bank debt obligations.

Other Investment Practices
and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. Numbers in this table show allowable usage only; for actual usage, consult the Funds’ annual and semi-annual reports. For more information see Appendix A.

10  Percent of total assets (italic type)
10  Percent of net assets (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund

	Global Consumer Growth Fund	Global Financial Services Fund	Global Health Sciences Fund	Global Infrastructure and Resources Fund	Global Technology Fund

Investment Practices

Borrowings	33 1 /3	33 1 /3	33 1 /3	33 1 /3	33 1 /3

Credit, Index, Interest Rate and Mortgage Swaps*	15	15	15	15	15

Currency Swaps*	15	15	15	15	15

Cross Hedging of Currencies	•	•	•	•	•

Custodial Receipts	•	•	•	•	•

Equity Swaps*	15	15	15	15	15

Foreign Currency Transactions	•	•	•	•	•

Futures Contracts and Options on Futures Contracts	•	•	•	•	•

Investment Company Securities (including iShares SM and Standard & Poor’s Depositary Receipts SM )	10	10	10	10	10

Options on Foreign Currencies [1]	•	•	•	•	•

Options on Securities and Securities Indices [2]	•	•	•	•	•

Repurchase Agreements	•	•	•	•	•

Securities Lending	33 1 /3	33 1 /3	33 1 /3	33 1 /3	33 1 /3

Short Sales Against the Box	25	25	25	25	25

Unseasoned Companies	•	•	•	•	•

Warrants and Stock Purchase Rights	•	•	•	•	•

When-Issued Securities and Forward Commitments	•	•	•	•	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

1	The Funds may purchase and sell call and put options.

2	The Funds may sell covered call and put options and purchase call and put options.

OTHER INVESTMENT PRACTICES AND SECURITIES

10  Percent of total assets (italic type)
10  Percent of net assets (roman type)

•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund

	Global Consumer Growth Fund		Global Financial Services Fund		Global Health Sciences Fund		Global Infrastructure and Resources Fund		Global Technology Fund

Investment Securities

American, European and Global Depositary Receipts	•		•		•		•		•

Asset-Backed and Mortgage- Backed Securities [3]	•		•		•		•		•

Bank Obligations [3,4]	•		•		•		•		•

Convertible Securities [5]	•		•		•		•		•

Corporate Debt Obligations [3]	•		•		•		•		•

Equity Securities	80+		80+		80+		80+		80+

Emerging Country Securities	30		30		30		30		30

Fixed Income Securities	20		20		20		20		20

Foreign Securities	•		•		•		•		•

Foreign Government Securities [3]	•		•		•		•		•

Non-Investment Grade Fixed Income Securities [3]	•	[6]	•	[6]	•	[6]	•	[6]	•	[6]

Real Estate Investment Trusts (“REITs”)	•		•		•		•		•

Structured Securities *	•		•		•		•		•

Temporary Investments	100		100		100		100		100

U.S. Government Securities [3]	•		•		•		•		•

3	Limited by the amount the Fund invests in fixed-income securities.

4	Issued by U.S. or foreign banks.

5	Convertible securities purchased by the Funds use the same rating criteria for convertible and non-convertible debt securities.

6	May be BB or lower by Standard & Poor’s or Ba or lower by Moody’s.

Principal Risks of the Funds

Loss of money is a risk of investing in each Fund. An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

• Applicable	Global Consumer Growth	Global Financial Services	Global Health Sciences	Global Infrastructure and Resources	Global Technology

Industry Concentration	•	•	•	•	•

Credit/Default	•	•	•	•	•

Emerging Countries	•	•	•	•	•

Interest Rate	•	•	•	•	•

Small Cap	•	•	•	•	•

Foreign	•	•	•	•	•

Derivatives	•	•	•	•	•

Management	•	•	•	•	•

Market	•	•	•	•	•

Liquidity	•	•	•	•	•

Stock	•	•	•	•	•

Geographic	•	•	•	•	•

Initial Public Offering (“IPO”)	•	•	•	•	•

All Funds:

■
Industry Concentration Risk—The risk that, because the Funds concentrate their investments in specific industry sectors, they will be subject to greater risk of loss as a result of adverse economic, business or other developments relating to those industry sectors than if their investments were diversified across different industry sectors. This risk may cause the NAVs and performance of the Funds to be subject to abrupt changes, and may result in investor losses. Particular risks relevant to the industry sectors in which the Funds invest include the following:

PRINCIPAL RISKS OF THE FUNDS

■	Consumer products and services companies are particularly subject to risk of loss caused by government regulation, competition, changes in demographics and consumer tastes and economic conditions.
■	Financial services companies are particularly subject to risk of loss caused by economic conditions, interest rates, intense competition and government regulation.
■	Health sciences companies are particularly subject to risk of loss caused by intense competition and government regulation.
■	Infrastructure and resources companies are particularly subject to risk of loss caused by economic conditions, the level and volatility of commodity prices and government regulation.
■	Technology companies are particularly subject to risk of loss caused by intense competition, rapid obsolescence of products and government regulation.
■	Credit/Default Risk—The risk that an issuer or guarantor of fixed-income securities held by a Fund may default on its obligation to pay interest and repay principal.
■
Emerging Countries Risk—The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.

■
Interest Rate Risk—The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

■
Small Cap Risk—The securities of small capitalization stocks involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

■
Foreign Risk—The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.

■
Derivatives Risk—The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

■	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
■
Market Risk—The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods.

■
Liquidity Risk—The risk that a Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed-income securities, small capitalization stocks, REITs or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in the Funds and other funds for which Goldman Sachs now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a Fund may further increase liquidity risk and may impact a Fund’s NAV.

■
Stock Risk—The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility and, at times, have traded at or close to record high levels. There is no guarantee that such levels will be reached or maintained in the future.

■
Geographic Risk—The risk that investment loss may result from developments in a particular foreign country or region. Concentration of the investments by a Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in that country or region.

■
IPO Risk—The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Fund Performance

HOW THE FUNDS HAVE PERFORMED

The Funds commenced operations as of the date of this Prospectus. Therefore, no performance information is provided in this section.

Fund Fees and Expenses (Institutional Shares)

This table describes the fees and expenses that you would pay if you buy and hold Institutional Shares of a Fund.

	Global Consumer Growth Fund	Global Financial Services Fund	Global Health Sciences Fund	Global Infrastructure and Resources Fund	Global Technology Fund

Shareholder Fees
(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Redemption Fees	None	None	None	None	None
Exchange Fees	None	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):[1]

Management Fees	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	None	None	None	None	None
Other Expenses [2]	1.27%	0.75%	0.72%	1.27%	0.77%

Total Fund Operating Expenses*	2.37%	1.85%	1.82%	2.37%	1.87%

See page 20 for all other footnotes.

*
As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Funds which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Global Consumer Growth Fund	Global Financial Services Fund	Global Health Sciences Fund	Global Infrastructure and Resources Fund	Global Technology Fund

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets): [1]
Management Fees	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	None	None	None	None	None
Other Expenses [2]	0.15%	0.15%	0.15%	0.15%	0.15%

Total Fund Operating Expenses (after current expense limitations)	1.25%	1.25%	1.25%	1.25%	1.25%

Fund Fees and Expenses continued

[1]	Each Fund’s annual operating expenses are estimated for the current fiscal year.
[2]
“Other Expenses” include transfer agency fees and expenses equal to 0.04% of the average daily net assets of each Fund’s Institutional Shares plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses”(excluding management fees, transfer agency fees and expenses, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentages of each Fund’s average daily net assets:

Fund	Other Expenses

Global Consumer Growth	0.11%

Global Financial Services	0.11%

Global Health Sciences	0.11%

Global Infrastructure and Resources	0.11%

Global Technology	0.11%

FUND FEES AND EXPENSES

Example

The following Example is intended to help you compare the cost of investing in a Fund (without the expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years

Global Consumer Growth	$240	$739

Global Financial Services	$188	$582

Global Health Sciences	$185	$573

Global Infrastructure and Resources	$240	$739

Global Technology	$190	$588

Institutions that invest in Institutional Shares on behalf of their customers may charge other fees directly to their customer accounts in connection with their investments. You should contact your institution for information regarding such charges. Such fees, if any, may affect the return such customers realize with respect to their investments.

Certain institutions that invest in Institutional Shares on behalf of their customers may receive other compensation in connection with the sale and distribution of Institutional Shares or for services to their customers’ accounts and/or the Funds. For additional information regarding such compensation, see “Shareholder Guide” in the Prospectus and “Other Information” in the Statement of Additional Information (“Additional Statement”).

Service Providers

INVESTMENT ADVISER

Investment Adviser

GSAM	GSAMI
32 Old Slip	Procession House
New York, New York 10005	55 Ludgate Hill
London, England EC4M 7JW

GSAM and GSAMI serve as the Investment Adviser to each Fund.

GSAM is a business unit of IMD of Goldman Sachs. Goldman Sachs registered as an investment adviser in 1981. GSAMI, a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991, is an affiliate of Goldman Sachs. As of December 31, 2000, GSAM and GSAMI, along with other units of IMD, had assets under management of $281.7 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:
■	Supervises all non-advisory operations of the Funds
■	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
■
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the “SEC”) and other regulatory authorities

SERVICE PROVIDERS

■	Maintains the records of each Fund
■	Provides office space and all necessary office equipment and services

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates (as a percentage of each respective Fund’s average daily net assets) listed below:

Contractual Rate

Global Consumer Growth	1.10%

Global Financial Services	1.10%

Global Health Sciences	1.10%

Global Infrastructure and Resources	1.10%

Global Technology	1.10%

The Investment Adviser may voluntarily waive a portion of its advisory fee from time to time, and may discontinue any voluntary waiver at any time at its discretion.

FUND MANAGERS

M. Roch Hillenbrand, a Managing Director of Goldman Sachs since 1997, is the Head of Global Equities for GSAM, overseeing the United States, Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Mr. Hillenbrand joined Goldman Sachs in 1997 upon its acquisition of Commodities Corporation, LLC where he was, and continues as, President. Over the course of his 20-year career at Commodities Corporation, Mr. Hillenbrand has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

GLOBAL CONSUMER GROWTH TEAM

The portfolio managers leverage the fundamental research and local market presence of the 29 member Global Consumer Growth Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL CONSUMER GROWTH FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Rory Bateman Executive Director Portfolio Manager	GSAMI— London	Since 2001	Mr. Bateman joined the Investment Adviser as an equity analyst in 1996. Prior to that, he was an analyst at CIN Management covering equities.

Gregory H. Ekizian Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Ekizian joined the Investment
Adviser as a portfolio manager and
Co-Chair of the Growth Equity
Investment Committee in 1997.
From 1990 to 1997, he was a
portfolio manager at Liberty
Investment Management, Inc.
(“Liberty”) and its predecessor firm,
Eagle.

David G. Shell Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Shell joined the Investment Adviser as a portfolio manager in 1997. From 1987 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

GLOBAL FINANCIAL SERVICES TEAM

The portfolio managers leverage the fundamental research and local market presence of the 13 member Global Financial Services Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL FINANCIAL SERVICES FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Shogo Maeda Managing Director Portfolio Manager	GSAMI— Tokyo	Since 2001	Mr. Maeda joined the Investment Adviser as a portfolio manager in 1994.

SERVICE PROVIDERS

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Suneil Mahindru Executive Director Portfolio Manager	GSAMI— London	Since 2001	Mr. Mahindru joined the
Investment Adviser as a
portfolio manager in 1996 and
is now a senior portfolio
manager with the United
Kingdom Portfolio
Management Group. From
1993 to 1996, he was an
analyst at CIN Management.

GLOBAL HEALTH SCIENCES TEAM

The portfolio managers leverage the fundamental research and local market presence of the 21 member Global Health Sciences Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL HEALTH SCIENCES FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Gregory H. Ekizian Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Ekizian joined the
Investment Adviser as portfolio
manager and Co-Chair of the
Growth Equity Investment
Committee in 1997. From 1990
to 1997, he was a portfolio
manager at Liberty and its
predecessor firm, Eagle.

Stuart McPherson Executive Director Senior Portfolio Manager	GSAMI— London	Since 2001	Mr. McPherson joined the Investment Adviser as a senior portfolio manager in 1996. From 1987 to 1996, he worked as both an U.S. equity analyst and an equity portfolio manager for CIN Management.

Miyako Shibamoto Vice President Portfolio Manager	GSAMI— Tokyo	Since 2001	Ms. Shibamoto joined the
Investment Adviser as a
member of the Japanese Equity
team in March 1998. From
1993 to 1994, she was an
Assistant Vice President and
from 1994 to 1998, she was a
Vice President at Scudder
Stevens and Clark (Japan).

GLOBAL INFRASTRUCTURE AND RESOURCES TEAM

The portfolio managers leverage the fundamental research and local market presence of the 18 member Global Infrastructure and Resources Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL INFRASTRUCTURE AND RESOURCES FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Julian Abel Executive Director Portfolio Manager	GSAMI— London	Since 2001	Mr. Abel joined the Investment Adviser in 1996 as a senior portfolio manager with the UK and European Equity Team. Prior to joining Goldman Sachs, he spent twelve years at CIN Management.

Kamran Baig Executive Director Portfolio Manager	GSAMI— London	Since 2001	Mr. Baig joined the Investment
Adviser as a senior portfolio
manager in the Pan-European
Institutional Portfolio
Management Group in 2000.
From 1992 to 2000, he was a
senior industry research
analyst for Alliance Capital
Management.

GLOBAL TECHNOLOGY TEAM

The portfolio managers leverage the fundamental research and local market presence of the 21 member Global Technology Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL TECHNOLOGY FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Robert G. Collins Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Collins joined the Investment Adviser as portfolio manager and Co-Chair of the Growth Equity Investment Committee in 1997. From 1991 to 1997, he was a portfolio manager at Liberty.

SERVICE PROVIDERS

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Tara Connolly Executive Director Portfolio Manager	GSAMI— London	Since 2001	Ms. Connolly joined the
Investment Adviser in 1997 as
a research analyst and is a
senior portfolio manager for
the Goldman Sachs Technology
Portfolio, a foreign fund. Prior
to this, she spent three years
with Goldman Sachs’
Investment Banking Division in
New York and was a
consultant at the Wharton
Small Business Development
Center.

Scott Kolar Vice President Senior Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Kolar joined the Investment Adviser as an equity analyst in 1997 and became a portfolio manager in 1999. From 1994 to 1997, he was an equity analyst and information systems specialist at Liberty.

Uche Orji Vice President Portfolio Manager	GSAMI— London	Since 2001	Mr. Orji joined the Investment
Adviser in August of 1998. He
became a portfolio manager in
2001. Before joining the
Investment Adviser, Mr. Orji
spent three years at Diamond
Bank Limited, a privately
owned commercial bank based
in Nigeria as head of
management information and
financial control.

David G. Shell Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Shell joined the Investment Adviser as a portfolio manager in 1997. From 1987 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Funds’ transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.

Dividends

Each Fund pays dividends from its investment company taxable income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:
■	Cash
■	Additional shares of the same class of the same Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from investment company taxable income and distributions from net realized capital gains are declared and paid annually by each Fund.

The Funds’ investments in foreign securities may be subject to foreign withholding taxes. Under certain circumstances, the Funds may elect to pass-through these taxes to you. If this election is made, a proportionate amount of such taxes will constitute a distribution to you, which would allow you either (1) to credit such proportionate amount of foreign taxes against your U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

From time to time a portion of a Fund’s dividends may constitute a return of capital.

When you purchase shares of a Fund, part of the NAV per share may be represented by undistributed income or undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Funds’ Institutional Shares.

HOW TO BUY SHARES

How Can I Purchase Institutional Shares Of The Funds?

You may purchase Institutional Shares on any business day at their NAV next determined after receipt of an order. No sales load is charged. You should place an order with Goldman Sachs at 1-800-621-2550 and either:

■	Wire federal funds to The Northern Trust Company (“Northern”), as subcustodian for State Street Bank and Trust Company (“State Street”) (each Fund’s custodian) on the next business day; or
■
Send a check or Federal Reserve draft payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), 4900 Sears Tower, Chicago, IL 60606-6372. The Fund will not accept a check drawn on a foreign bank or a third-party check.

In order to make an initial investment in a Fund, you must furnish to the Fund or Goldman Sachs the Account Application attached to this Prospectus. Purchases of Institutional Shares must be settled within three business days of receipt of a complete purchase order.

In certain instances, Goldman Sachs Trust (the “Trust”) may require a signature guarantee in order to effect purchase, redemption or exchange transactions. Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee.

How Do I Purchase Shares Through A Financial Institution?

Certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other intermediaries to accept such orders, if approved by the Trust. In these cases:

■
A Fund will be deemed to have received an order in proper form when the order is accepted by the authorized institution or intermediary on a business day, and the order will be priced at the Fund’s NAV next determined after such acceptance.

■	Authorized institutions and intermediaries will be responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your institution or intermediary to learn whether it is authorized to accept orders for the Trust.

These institutions may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Funds’ Institutional Shares. These payments may be in addition to other payments borne by the Funds.

The Investment Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to certain institutions and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

In addition to Institutional Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Institutional Shares. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Funds?

Type of Investor	Minimum Investment

■ Banks, trust companies or other depository institutions investing for their own account or on behalf of clients	$1,000,000 in Institutional Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
■   Section 401(k), profit sharing,
money purchase pension, tax-
sheltered annuity, defined benefit
pension, or other employee benefit
plans that are sponsored by one or
more employers (including
governmental or church employers)
or employee organizations
■ State, county, city or any instrumentality, department, authority or agency thereof
■ Corporations with at least $100 million in assets or in outstanding publicly traded securities
■ “Wrap” account sponsors (provided they have an agreement covering the arrangement with GSAM)
■ Registered investment advisers investing for accounts for which they receive asset-based fees

■ Individual investors	$10,000,000
■ Qualified non-profit organizations, charitable trusts, foundations and endowments
■ Accounts over which GSAM or its advisory affiliates have investment discretion

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust’s officers. No minimum amount is required for subsequent investments.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:
■	Modify or waive the minimum investment amounts.
■
Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers). This may occur, for example, when a pattern of frequent purchases, sales or exchanges of Institutional Shares of a Fund is evi dent, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of a Fund.

■	Close a Fund to new investors from time to time and reopen a Fund whenever it is deemed appropriate by a Fund’s Investment Adviser.

The Funds may allow you to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

How Are Shares Priced?
The price you pay or receive when you buy, sell or exchange Institutional Shares is determined by a Fund’s NAV. The Funds calculate NAV as follows:

(Value of Assets of the Class)
NAV =	– (Liabilities of the Class)
Number of Outstanding Shares of the Class

The Funds’ investments are valued based on market quotations or, if accurate quotations are not readily available, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

■
NAV per share of each class is calculated by State Street on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.

■	When you buy shares, you pay the NAV next calculated after the Funds receive your order in proper form.
■	When you sell shares, you receive the NAV next calculated after the Funds receive your order in proper form.
■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

Foreign securities may trade in their local markets on days a Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will normally not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, makes an adjustment in light of the nature and materiality of the event, its effect on Fund operations and other relevant factors.

HOW TO SELL SHARES

How Can I Sell Institutional Shares Of The Funds?

You may arrange to take money out of your account by selling (redeeming) some or all of your shares. Generally, each Fund will redeem its Institutional Shares upon request on any business day at their NAV next determined after receipt of such request in proper form. You may request that redemption proceeds be sent to you by check or by wire (if the wire instructions are on record). Redemptions may be requested in writing or by telephone.

Instructions For Redemptions:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund name and Class of Shares
■ The dollar amount you want to sell
■ How and where to send the proceeds
■ Mail your request to:
Goldman Sachs Funds
4900 Sears Tower
Chicago, IL 60606-6372

By Telephone:	If you have elected the telephone
redemption privilege on your Account Application:
■ 1-800-621-2550
(8:00 a.m. to 4:00 p.m. New York time)

Certain institutions and intermediaries are authorized to accept redemption requests on behalf of the Funds as described under “How Do I Purchase Shares Through A Financial Institution?”

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

SHAREHOLDER GUIDE

■	All telephone requests are recorded.
■
Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.

■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?

By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the bank account designated in your Account Application. The following general policies govern wiring redemption proceeds:

■
Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.

■	To change the bank designated on your Account Application, you must send written instructions signed by an authorized person designated on the Account Application to the Transfer Agent.
■
Neither the Trust, Goldman Sachs nor any other institution assumes any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

By Check: You may elect in writing to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of a properly executed redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:
■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.

Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions may set times by which they must receive redemption requests. These institutions may also require additional documentation from you.

The Trust reserves the right to:
■
Redeem your shares if your account balance falls below $50 as a result of earlier redemptions. The Funds will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. The Fund will give you 60 days’ prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.

■	Redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
■
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

■
Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to a Fund as undeliverable or remain uncashed for six months. In addition, that distribution and all future distributions payable to you will be reinvested at NAV in additional Institutional Shares of a Fund that pays the distributions. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

SHAREHOLDER GUIDE

Can I Exchange My Investment From One Fund To Another?

You may exchange Institutional Shares of a Fund at NAV for Institutional Shares of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund names and Class of Shares
■ The dollar amount to be exchanged
■ Mail the request to: Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	If you have elected the telephone exchange privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:
■	You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
■
All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirements of that Fund, except that this requirement may be waived at the discretion of the Trust.

■	Telephone exchanges normally will be made only to an identically registered account.
■
Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and are signed by an authorized person designated on the Account Application.

■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■
Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.

■	Exchanges into Funds that are closed to new investors may be restricted.

For federal income tax purposes, an exchange from one Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

Restrictions on Excessive Trading Practices. The Trust does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests for any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm Fund performance and negatively impact long-term shareholders. The Trust and Goldman Sachs will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust (or Goldman Sachs) and its shareholders, the Trust (or Goldman Sachs) will exercise these rights if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs) has been or may be disruptive to a Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

What Types of Reports Will I Be Sent Regarding Investments In Institutional Shares?

You will receive an annual report containing audited financial statements and a semi-annual report. To eliminate unnecessary duplication, only one copy of such reports will be sent to shareholders with the same mailing address. If you would like a duplicate copy to be mailed to you, please contact Goldman Sachs Funds at 1-800-621-2550. You will also be provided with a printed confirmation for each transaction in your account and a monthly account statement. The Funds do not generally provide sub-accounting services.

Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

Unless your investment is an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

Distributions you receive from the Funds are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Funds’ income dividend distributions and short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds may deduct these taxes in computing their taxable income.

If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends that were received on the shares.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your Account Application. By law, each Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so. Non-U.S. investors may be subject to U.S. withholding and estate tax.

Appendix A
Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

The Funds will be subject to the risks associated with equity securities. “Equity securities” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights. In general, stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. The volatility of equity securities means that the value of your investment in the Funds may increase or decrease. Recently, certain stock markets have experienced substantial price volatility and, at times, have traded at or close to record high levels. There can be no guarantee that such levels will be reached or maintained in the future.

To the extent that a Fund invests in fixed-income securities, that Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and a Fund will not recover its investment. Call risk and extension risk are normally present in mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities, such as securities backed by car loans.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives, and all investment policies not specifically designated as fundamental, are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Investing in Specific Industry Sectors. Industry risk is the risk that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to the same industry-specific market or economic developments than companies in unrelated industries. Because the investments of each Fund are concentrated in a specific industry sector, each Fund’s investment performance will be closely tied to the factors affecting that sector, and each Fund’s NAV is more likely to have greater fluctuations than the NAV of a fund that is not concentrated in a particular industry sector. Risks relevant to each Fund’s industry sector are described below. These risks may cause the NAVs and performance of the Funds to be subject to abrupt changes, and may result in investor losses.

■
Consumer Products and Services Sectors. The performance of consumer products and services companies relates closely to the actual and perceived performance of the overall economy and consumer confidence. Changes in governmental policies and the need for regulatory approvals may also have a material effect on the products and services offered by these companies. In addition, many consumer products and services companies have unpredictable earnings, due in part to changes in demographics and consumer tastes and intense compe tition. Some companies in these industry sectors, such as tobacco companies and companies subject to product liability claims, may be subject to existing or potential litigation brought by government bodies or consumers that can have a material adverse effect on their prospects and share values.

■
Financial Services Sector. Companies in the financial services sector are subject to rapid business changes, intense competition and volatile performance related to the availability and cost of capital and prevailing interest rates. The profitability of financial services companies may be adversely affected by rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers.

Financial services companies are subject to extensive governmental regulation. Within the United States, government regulation of the financial services industry has changed significantly during the past several years, as many previous legal barriers separating different financial service segments have been modified or eliminated. Recent business combinations have included banking, insurance and securities firms under single ownership. The deregulation of financial services companies in the United States has resulted in increased competition and reduced profitability for certain companies. Similarly, foreign financial services companies, particularly those in Japan, have reported financial difficulties attributed to increased competition, regulatory changes and general economic difficulties.

In addition to the foregoing, the performance of insurance companies will be affected by claims activity. Property and casualty insurance profits may be affected by weather catastrophes and other disasters. Life and health insurers’ profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or “junk bond” holdings, for example), and the inability to collect from reinsurance carriers. Potential tax law changes also may adversely affect insurance companies’ policy sales, tax obligations and profitability.

■
Health Sciences Sector. Health sciences companies generally are subject to intense competition and substantial governmental regulation. Changes in governmental policy or regulation can have a material effect on the demand for products and services offered by companies in health sciences industries. Regulatory approvals are generally required before new drugs and medical products, devices or procedures may be introduced, and before the acquisition of additional facilities by healthcare providers. Unanticipated problems may arise in connection with their development and introduction, and obtaining required gov ernment approvals may be a lengthy and expensive process with an uncertain outcome. These delays may result in the need for companies to seek additional capital, potentially diluting the interests of existing investors. In addition, the products and services offered by health sciences companies may be subject to patent expirations.

Consumers tend to react quickly to new products and services offered by health sciences companies. Because of this competition, health sciences companies may have slim or negative profit margins as the companies compete for market share. In addition, some health sciences industries are characterized by single product focus and rapidly changing technologies. These changes may render existing products and technologies obsolete.

The health sciences sector includes biotechnology companies. In comparison to more developed companies, there may be a thin trading market in biotechnology securities, and adverse developments in the biotechnology industry may be more likely to result in decreases in the value of biotechnology stocks. Biotechnology companies are often small, start-up ventures whose products are only in the research stage. Therefore, the market values of biotechnology companies are often based upon speculation and expectations about future products, research progress and new product filings with regulatory authorities.

Many health sciences companies receive government funding, subsidies or reimbursements. Withdrawal or curtailment of this support can have an adverse impact on the profitability and market prices of such companies. In addition, health sciences companies may be exposed to potential product liability claims that are related to testing, manufacturing, marketing and selling their products. These product liability claims may have a material adverse effect on the business, prospects and values of health sciences companies in which the Fund invests.

■
Infrastructure and Resources Sectors. Infrastructure and resources companies are often subject to significant governmental regulation. This regulation may affect, and in some cases directly limit, the rates of return that may be earned by such companies and the kinds of services they offer. In addition, many of these companies have heavy capital commitments in their facilities, plants and equipment, and historically have been subject to significant costs associated with compliance with environmental and other safety regulations.

Competition is intense for many infrastructure and resources companies. Many infrastructure companies are also affected by changes in prevailing interest rates because prices of equity and debt securities of infrastructure companies tend to increase when interest rates decline and decrease when interest rates rise. Resources companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates and other factors.

The value of securities of resources companies will fluctuate in response to market conditions for the particular resources with which they are involved. Changes in inventory levels and changes, perceived or actual, in production and consumption will affect these prices. For some resources companies, such price fluctuations may be substantial over very short periods of time. The stock prices of some resources companies tend to fluctuate in correlation with various stages of inflationary cycles and perceived inflationary trends.

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Technology Sector. Technology companies generally are subject to intense competition, rapid obsolescence of products and government regulation. Competition among technology companies may result in aggressive pricing of their products and services, which may affect negatively the profitability and financial condition of technology companies. In addition, because of the rapid pace of technological development, products or services developed by technology companies may become rapidly obsolete or have relatively short product cycles. Technology companies are also frequently dependent on the existence and health of other products or industries and may face uncertainties relating to product licensing, trademarks and patent protection.

Many attractive investment opportunities in the technology sector may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products for which markets are not yet established and may never be established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Technology companies may also be dependent on the success of a principal product, and may rely on sole source providers and third-party manufacturers. Because of these and related factors, investments in such companies tend to be more volatile and speculative.

Risks of Investing in Small Capitalization Companies. Each Fund may invest in small capitalization companies. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in these particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments. The Funds may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

The introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union has presented unique uncertainties, including the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”), may have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Funds. Because of the number of countries using this single currency, a significant portion of the foreign assets held by the Funds may be denominated in the euro.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Concentration of a Fund’s assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund’s assets were not geographically concentrated.

Investment in sovereign debt obligations by a Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Risks of Emerging Countries. Each Fund may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain Asian and other countries, it is anticipated that a Fund may invest in such countries through other investment funds in such countries.

APPENDIX A

Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not recur in Eastern Europe or other countries.

A Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and often may involve a Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons. The creditworthiness of the local securities firms used by a Fund in emerging countries may not be as sound as the creditworthiness of firms used in more devel oped countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). A Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

A Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Investment Adviser does not currently anticipate that a significant portion of the Funds’ currency exposure in emerging countries, if any, will be covered by such instruments.

Risks of Derivative Investments. A Fund’s transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Each Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Certain stripped mortgage-backed securities

APPENDIX A

■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain over-the-counter options
■	Certain structured securities and all swap transactions
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Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in 144A Securities may decrease the liquidity of a Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit Risks. Debt securities purchased by the Funds may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), domestic and foreign corporations, banks and other issuers. Further information is provided in the Additional Statement.

Debt securities rated BBB or higher by Standard & Poor’s or Baa or higher by Moody’s are considered “investment grade.” Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality.

The Funds may invest in fixed-income securities rated BB or Ba or below (or comparable unrated securities) which are commonly referred to as “junk bonds.” Junk bonds are considered predominantly speculative and may be questionable as to principal and interest payments.

In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will present greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund’s portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected.

Risks of IPOs. The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Temporary Investment Risks. Each Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:
■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s or P-2 by Moody’s
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

APPENDIX A

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Further information is provided in the Additional Statement, which is available upon request.

Convertible Securities. Each Fund may invest in convertible securities. Convertible securities are preferred stock or debt obligations that are convertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities. Convertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

Foreign Currency Transactions. A Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. A Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, certain Funds may also enter into such transactions to seek to increase total return, which is considered a speculative practice.

Each Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g. the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, a Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Structured Securities. Each Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Options on Securities, Securities Indices and Foreign Currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index consisting of securities in which it may invest. A Fund may also, to the extent that it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in a Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase a Fund’s transaction costs. Options written or purchased by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on various securities (such as U.S. government securities), foreign currencies, securities indices and other financial instruments and indices. The Funds may engage in futures transactions on both U.S. and foreign exchanges.

Each Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objectives and policies. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund’s outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund’s net assets.

Futures contracts and related options present the following risks:
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While a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

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Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to additional risk of loss.

■	The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
■	Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
■	Foreign exchanges may not provide the same protection as U.S. exchanges.

Equity Swaps. Each Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, a Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and enter into forward commitments. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Fund may enter into repurchase agreements with dealers in U.S. government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loan continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by a Fund in short-term investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1 /3% of the value of the total assets of a Fund (including the loan collateral).

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities, or a capital loss, if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

Short Sales Against-the-Box. Each Fund may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open the Fund will own an equal amount of securities sold short, or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

Preferred Stock, Warrants and Rights. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. Each Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iShares SM , as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Exchange-traded funds such as SPDRs and iShares SM are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■
Standard & Poor’s Depositary Receipts™. The Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

■
iShares SM (formerly called World Equity Benchmark Shares or WEBS). iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. iShares are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

Unseasoned Companies. Each Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. Each Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

Bank Obligations. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitations, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. Each Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of stripped U.S. government securities are traded independently.

Custodial Receipts. Each Fund may invest in custodial receipts. Interests in U.S. government securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued mortgage-backed securities are normally structured with one or more types of “credit enhancement.” However, these mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgaged-backed securities also include stripped mortgage-backed securities (“SMBS”), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Asset-Backed Securities. Each Fund may invest in asset-backed securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Borrowings. Each Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets.

Appendix B
Prior Performance of Similarly Advised Account of the Investment Adviser

GLOBAL TECHNOLOGY FUND

GSAM and GSAMI have served as investment adviser and sub-adviser, respectively, for one non-U.S. discretionary private account that has investment objectives, policies and strategies substantially similar to the Global Technology Fund. The following table sets forth the performance data relating to the historical performance of that account. The information is provided to illustrate the past performance of the Investment Adviser in managing a substantially similar account as measured against the MSCI World Index and does not represent the performance of the Global Technology Fund. Investors should not consider this performance data as a substitute for the performance of the Global Technology Fund nor should investors consider this data as an indication of the future performance of the Global Technology Fund or of the Investment Adviser. The MSCI World Index is an unmanaged index of common stock prices in 22 countries, including Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

In calculating the performance set forth below, the value of the discretionary private account was converted from Swiss francs to United States dollars using month-end exchange rates from Reuters.

	Private Account Performance	MSCI World Index

2000	(32.09)%	(12.89)%

1999	140.85%	25.34%

1998	52.29%	24.80%

1997	21.49%	16.23%

	Average Annual Total Return for the Period Ended 12/31/00
	1 Year	3 Year	Since Inception 6/17/96

Private Account Performance	(32.09)%	35.47%	26.05%

MSCI World Index	(12.89)%	10.84%	12.27%

The performance information with respect to the discretionary private account is net of applicable investment management fees, brokerage commissions, execution costs and custodial fees, without provision for foreign, federal and state taxes, if any. Since fees, commissions and taxes may differ for the private discretionary account and the Global Technology Fund, performance data for identical periods may differ.

All returns presented reflect the reinvestment of dividends and other earnings. The average annual expenses of the discretionary private account for the periods presented above ranged between 2.38% and 1.99% of the account’s average daily net assets. These average annual expenses were higher than the estimated expenses of Institutional Shares of the Global Technology Fund stated under “Fund Fees and Expenses” above. However, the discretionary private account is not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Global Technology Fund by the Act and Subchapter M of the Code. Consequently, the performance results of the Investment Adviser’s discretionary private account could have been adversely affected if the discretionary private account had been regulated as an investment company under the federal securities laws. In addition, the securities held by the Global Technology Fund will not be identical to the securities held by the discretionary private account for the periods shown above. Accordingly, the future performance of the Global Technology Fund will differ from the performance of the private account.

Index

1	General Investment Management Approach

2	Fund Investment Objectives and Strategies

	2	Goldman Sachs Global Consumer Growth Fund

	4	Goldman Sachs Global Financial Services Fund

	6	Goldman Sachs Global Health Sciences Fund

	8	Goldman Sachs Global Infrastructure and Resources Fund

	10	Goldman Sachs Global Technology Fund

12	Other Investment Practices and Securities

14	Principal Risks of the Funds
18	Fund Performance

19	Fund Fees and Expenses

22	Service Providers

29	Dividends

30	Shareholder Guide

	30	How To Buy Shares

	34	How To Sell Shares

39	Taxation

41	Appendix A
Additional Information on Portfolio Risks, Securities and Techniques

63	Appendix B
Global Technology Fund— Prior Performance of Similarly Advised Account of the Investment Adviser

Global Sector Funds
Prospectus (Institutional Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The annual report for the Global Consumer Growth, Global Financial Services, Global Health Sciences, Global Infrastructure and Resources and Global Technology Funds for the fiscal period ended October 31, 2001 will become available to shareholders in December 2001.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-621-2550.

To obtain other information and for shareholder inquiries:
By telephone – Call 1-800-621-2550
By mail – Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372
By e-mail – gs-funds@gs.com
On the Internet – Text-only versions of the Funds’ documents are located online and may be downloaded from:
SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Funds’ investment company registration number is 811-5349.

GLSECPROINST

Prospectus

Service
Shares

February 5, 2001 (revised
March 30, 2001)

GOLDMAN SACHS GLOBAL SECTOR FUNDS

■	Goldman Sachs Global Consumer Growth Fund

■	Goldman Sachs Global Financial Services Fund

■	Goldman Sachs Global Health Sciences Fund

■	Goldman Sachs Global Infrastructure and Resources Fund

■	Goldman Sachs Global Technology Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN THE FUND.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment Management Approach

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division (“IMD”) of Goldman, Sachs & Co. (“Goldman Sachs”) and Goldman Sachs Asset Management International (“GSAMI”) together serve as the investment adviser to each Fund. GSAM and GSAMI are referred to in this Prospectus as the “Investment Adviser.”

GLOBAL SECTOR STYLE FUNDS

Goldman Sachs’ Global Sector Fund Philosophy:
The Investment Adviser believes that the behavior of global equity markets is changing as:
■	Revenues are driven by global expansion
■	Globalization drives companies to merge across regions and continents
■	Investors increasingly invest globally rather than regionally

As a result of these changes many investors are selecting stocks within global sectors rather than within regional or local sectors. This shift in investment methodology has led to the emergence of global sector allocations as an important portfolio management tool.

The Goldman Sachs Global Sector Funds leverage the resources of our global portfolio management teams. Through an integrated research process, we construct portfolios of our best worldwide ideas for each sector. Through intensive, hands-on research our global sector portfolio teams seek to identify and invest in companies with:

■	A strong business franchise and competitive advantages
■	Skillful management whose interests are aligned with shareholders
■	Potential to generate high returns on invested capital
■	Potential to drive sustainable growth through reinvestment
■	Attractive relative valuation

Fund Investment Objectives
and Strategies

Goldman Sachs Global Consumer
Growth Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the consumer products and services sectors

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the consumer products and services sectors. These sectors consist of companies that derive or are expected to derive a substantial portion of their revenues from manufacturing, marketing, retailing or distributing consumer products or services. Consumer products may include beverages, tobacco, food, textiles and personal care products. Consumer services may include media, telecommunications, general retailing, travel, leisure, entertainment, hotels, real estate, consumer internet services, restaurants and publishing.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more than 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more than 25% of the Fund’s total assets will be invested in

FUND INVESTMENT OBJECTIVES AND STRATEGIES

securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes that worldwide prosperity will continue to increase, which will lead to higher consumer spending and new opportunities in the consumer products and services sectors. The Fund seeks to achieve its investment objective by investing in equity securities of companies that the Investment Adviser believes are best positioned to benefit from this potential growth.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect consumer products and services companies. These factors include government regulation, competition, changes in demographics and consumer tastes and economic conditions. The Fund’s net asset value (“NAV”) is more likely to have greater fluctuations than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the consumer products and services sectors and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs
Global Financial Services Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the financial services sector

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the financial services sector. This sector consists of companies that derive or are expected to derive a substantial portion of their revenues from financial services activities. Financial services companies may include companies involved in banking, investment banking/brokerage, investment management, insurance, consumer finance, mortgage lending and servicing, leasing and companies providing technological solutions and other services to financial services companies.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more than 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes that global demographic change, due to the world’s aging population in developed countries, will create increasing demand for savings and pension services, boosting the growth of the financial services sector as a whole. Increasing deregulation across markets, industry consolidation as well as technological advancements such as the internet, are all factors that may contribute to the sector’s earnings growth. The Fund seeks to achieve its investment objective by investing in equity securities of companies that the Investment Adviser believes are best positioned to benefit from this potential growth.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect financial services companies. These factors include economic conditions, interest rates, intense competition and government regulation. The Fund’s NAV is more likely to have greater fluctuations than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the financial services sector and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs
Global Health Sciences Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the health sciences sector

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the health sciences sector. This sector consists of companies that derive or are expected to derive a substantial portion of their revenues from activities in the health sciences sector. Health sciences companies may include companies involved in general and specialized healthcare services, biotechnology/genomics, pharmaceuticals, medical devices and supplies, hospital management and managed care services.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more than 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes that long-term growth opportunities exist from scientific advances in healthcare and the potential and current commercial application of products, healthcare equipment and services. These opportunities and the demographic profile of the world’s developed countries may contribute to the growth in healthcare spending. The Fund seeks to achieve its investment objective by investing in equity securities of companies that the Investment Adviser believes are best positioned to benefit from this potential growth.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect health sciences companies. These factors include intense competition and government regulation. The Fund’s NAV is more likely to have greater fluctuation than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the health sciences sector and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs Global
Infrastructure and Resources Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the infrastructure and resources sectors

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the infrastructure and resources sectors. These sectors consist of companies that derive or are expected to derive a substantial portion of their revenues from activities related to energy, materials, industrials, utilities and transport. A company will be considered to be in the infrastructure sector if it provides products or services that contribute to the underlying infrastructure of a state, nation or region. Such companies may be involved in the industries of electrical equipment, heavy machinery, construction, engineering, aerospace and defense, transportation, environmental services, power, telecommunications and manufacturing. Resource companies may include companies involved with the exploration, development, and distribution of metals, oil and gas, chemicals, mining, paper, water and forest products.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of it assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more that 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more that 25% of the Fund’s total assets will be invested in securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes many companies in the infrastructure and resources sectors experience a high level of cyclicality in their profitability. The market for these companies has a tendency to overreact to both positive and negative macroeconomic developments. There are significant opportunities to take advantage of the potential mispricing of securities from what the Investment Adviser considers to be their long-term fundamental value.

The Investment Adviser will determine the relative allocation of the Fund’s investments between the infrastructure and resources sectors, and it is possible that at times the Fund may be invested predominately or exclusively in one of these sectors but not the other.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect infrastructure and resources related companies. These factors include economic conditions, the level and volatility of commodity prices and government regulation. The Fund’s NAV is more likely to have greater fluctuation than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the infrastructure and resources sectors and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs
Global Technology Fund

FUND FACTS

Objective:	Long-term growth of capital

Investment Focus:	Equity securities of domestic and foreign companies that offer the potential for long-term growth of capital with a primary focus on the technology sector

Investment Style:	Global Sector

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Securities. The Fund invests, under normal circumstances, at least 80% of its total assets in equity securities of companies in the technology sector. This sector consists of companies that derive or are expected to derive a substantial portion of their revenues from technology and technology-related products and services. Technology and technology-related products and services may include products and services related to telecommunications, computer hardware and software, information services, semiconductors, the internet and electronics.

The Fund will invest in domestic and foreign securities and may allocate its assets among countries as determined by the Investment Adviser, as long as the Fund’s assets are invested in at least three countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of North America, Western Europe, the Pacific region, Japan, Australia and New Zealand. The Fund may invest more that 25% of its total assets in the securities of issuers located in each of the United States, Canada, Germany, Japan and the United Kingdom. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single country. The Fund may also invest up to 30% of its total assets in companies located in countries with emerging economies and those with less developed securities markets, including countries in Africa, Asia, Eastern Europe and Latin and South America.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The Fund may invest in securities of companies of any capitalization, but expects to invest a substantial portion of its assets in large cap securities.

The Investment Adviser believes that advances in technology are providing companies throughout the world with opportunities to improve productivity, competitiveness and speed to market, and that investment in this sector offers significant long-term growth opportunities. The Fund seeks to achieve its investment objective by investing in equity securities of companies that the Investment Adviser believes are best positioned to benefit from this potential growth.

Because of its concentrated sector focus, the Fund’s investment performance will be closely tied to many factors which affect technology and technology-related products and services. These factors include intense competition, rapid obsolescence of products and government regulation. The Fund’s NAV is more likely to have greater fluctuations than that of a fund that does not concentrate its investments in a particular industry sector.

Other. The Fund may invest in the aggregate up to 20% of its total assets in equity securities of companies outside of the technology sector and in fixed-income securities, such as government, corporate and bank debt obligations.

Other Investment Practices
and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. Numbers in this table show allowable usage only; for actual usage, consult the Funds’ annual and semi-annual reports. For more information see Appendix A.

10  Percent of total assets (italic type)
10  Percent of net assets (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund

	Global Consumer Growth Fund	Global Financial Services Fund	Global Health Sciences Fund	Global Infrastructure and Resources Fund	Global Technology Fund

Investment Practices

Borrowings	33 1 /3	33 1 /3	33 1 /3	33 1 /3	33 1 /3

Credit, Index, Interest Rate and Mortgage Swaps*	15	15	15	15	15

Currency Swaps*	15	15	15	15	15

Cross Hedging of Currencies	•	•	•	•	•

Custodial Receipts	•	•	•	•	•

Equity Swaps*	15	15	15	15	15

Foreign Currency Transactions	•	•	•	•	•

Futures Contracts and Options on Futures Contracts	•	•	•	•	•

Investment Company Securities (including iShares SM and Standard & Poor’s Depositary Receipts SM )	10	10	10	10	10

Options on Foreign Currencies [1]	•	•	•	•	•

Options on Securities and Securities Indices [2]	•	•	•	•	•

Repurchase Agreements	•	•	•	•	•

Securities Lending	33 1 /3	33 1 /3	33 1 /3	33 1 /3	33 1 /3

Short Sales Against the Box	25	25	25	25	25

Unseasoned Companies	•	•	•	•	•

Warrants and Stock Purchase Rights	•	•	•	•	•

When-Issued Securities and Forward Commitments	•	•	•	•	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[1]	The Funds may purchase and sell call and put options.

[2]	The Funds may sell covered call and put options and purchase call and put options.

OTHER INVESTMENT PRACTICES AND SECURITIES

10  Percent of total assets (italic type)
10  Percent of net assets (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund

	Global Consumer Growth Fund	Global Financial Services Fund	Global Health Sciences Fund	Global Infrastructure and Resources Fund	Global Technology Fund

Investment Securities

American, European and Global Depositary Receipts	•	•	•	•	•

Asset-Backed and Mortgage- Backed Securities [3]	•	•	•	•	•

Bank Obligations [3,4]	•	•	•	•	•

Convertible Securities [5]	•	•	•	•	•

Corporate Debt Obligations [3]	•	•	•	•	•

Equity Securities	80+	80+	80+	80+	80+

Emerging Country Securities	30	30	30	30	30

Fixed Income Securities	20	20	20	20	20

Foreign Securities	•	•	•	•	•

Foreign Government Securities [3]	•	•	•	•	•

Non-Investment Grade Fixed Income Securities [3]	• [6]	• [6]	• [6]	• [6]	• [6]

Real Estate Investment Trusts (“REITs”)	•	•	•	•	•

Structured Securities *	•	•	•	•	•

Temporary Investments	100	100	100	100	100

U.S. Government Securities [3]	•	•	•	•	•

[3]	Limited by the amount the Fund invests in fixed-income securities.

[4]	Issued by U.S. or foreign banks.

[5]	Convertible securities purchased by the Funds use the same rating criteria for convertible and non-convertible debt securities.

[6]	May be BB or lower by Standard & Poor’s or Ba or lower by Moody’s.

Principal Risks of the Funds

Loss of money is a risk of investing in each Fund. An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

• Applicable	Global Consumer Growth	Global Financial Services	Global Health Sciences	Global Infrastructure and Resources	Global Technology

Industry Concentration	•	•	•	•	•

Credit/Default	•	•	•	•	•

Emerging Countries	•	•	•	•	•

Interest Rate	•	•	•	•	•

Small Cap	•	•	•	•	•

Foreign	•	•	•	•	•

Derivatives	•	•	•	•	•

Management	•	•	•	•	•

Market	•	•	•	•	•

Liquidity	•	•	•	•	•

Stock	•	•	•	•	•

Geographic	•	•	•	•	•

Initial Public Offering (“IPO”)	•	•	•	•	•

All Funds:

■
Industry Concentration Risk—The risk that, because the Funds concentrate their investments in specific industry sectors, they will be subject to greater risk of loss as a result of adverse economic, business or other developments relating to those industry sectors than if their investments were diversified across different industry sectors. This risk may cause the NAVs and performance of the Funds to be subject to abrupt changes, and may result in investor losses. Particular risks relevant to the industry sectors in which the Funds invest include the following:

PRINCIPAL RISKS OF THE FUNDS

■	Consumer products and services companies are particularly subject to risk of loss caused by government regulation, competition, changes in demographics and consumer tastes and economic conditions.
■	Financial services companies are particularly subject to risk of loss caused by economic conditions, interest rates, intense competition and government regulation.
■	Health sciences companies are particularly subject to risk of loss caused by intense competition and government regulation.
■	Infrastructure and resources companies are particularly subject to risk of loss caused by economic conditions, the level and volatility of commodity prices and government regulation.
■	Technology companies are particularly subject to risk of loss caused by intense competition, rapid obsolescence of products and government regulation.
■	Credit/Default Risk—The risk that an issuer or guarantor of fixed-income securities held by a Fund may default on its obligation to pay interest and repay principal.
■
Emerging Countries Risk—The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.

■
Interest Rate Risk—The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

■
Small Cap Risk—The securities of small capitalization stocks involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

■
Foreign Risk—The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.

■
Derivatives Risk—The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

■	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
■
Market Risk—The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods.

■
Liquidity Risk—The risk that a Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed-income securities, small capitalization stocks, REITs or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in the Funds and other funds for which Goldman Sachs now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a Fund may further increase liquidity risk and may impact a Fund’s NAV.

■
Stock Risk—The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility and, at times, have traded at or close to record high levels. There is no guarantee that such levels will be reached or maintained in the future.

■
Geographic Risk—The risk that investment loss may result from developments in a particular foreign country or region. Concentration of the investments by a Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in that country or region.

■
IPO Risk—The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Fund Performance

HOW THE FUNDS HAVE PERFORMED

The Funds commenced operations as of the date of this Prospectus. Therefore, no performance information is provided in this section.

Fund Fees and Expenses
(Service Shares)

This table describes the fees and expenses that you would pay if you buy and hold Service Shares of a Fund.
	Global Consumer Growth Fund	Global Financial Services Fund	Global Health Sciences Fund	Global Infrastructure and Resources Fund	Global Technology Fund

Shareholder Fees
(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Redemption Fees	None	None	None	None	None
Exchange Fees	None	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):[1]

Management Fees	1.10%	1.10%	1.10%	1.10%	1.10%
Other Expenses	1.77%	1.25%	1.22%	1.77%	1.27%
Service Fees [2]	0.25%	0.25%	0.25%	0.25%	0.25%
Shareholder Administration Fees	0.25%	0.25%	0.25%	0.25%	0.25%
All Other Expenses [3]	1.27%	0.75%	0.72%	1.27%	0.77%

Total Fund Operating Expenses*	2.87%	2.35%	2.32%	2.87%	2.37%

See page 20 for all other footnotes.

*
As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Funds which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

Waivers and Expense Limitations	Global Consumer Growth Fund	Global Financial Services Fund	Global Health Sciences Fund	Global Infrastructure and Resources Fund	Global Technology Fund

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):[1]
Management Fees	1.10%	1.10%	1.10%	1.10%	1.10%
Other Expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Service Fees [2]	0.25%	0.25%	0.25%	0.25%	0.25%
Shareholder Administration Fees	0.25%	0.25%	0.25%	0.25%	0.25%
All Other Expenses [3]	0.15%	0.15%	0.15%	0.15%	0.15%

Total Fund Operating Expenses (after current expense limitations)	1.75%	1.75%	1.75%	1.75%	1.75%

Fund Fees and Expenses continued

[1]	Each Fund’s annual operating expenses are estimated for the current fiscal year.
[2]
Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customers’ accounts. Such fees may affect the return customers realize with respect to their investments.

[3]
“All Other Expenses” include transfer agency fees and expenses equal to 0.04% of the average daily net assets of each Fund’s Service Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentages of each Fund’s average daily net assets:

Fund	Other Expenses

Global Consumer Growth	0.11%

Global Financial Services	0.11%

Global Health Sciences	0.11%

Global Infrastructure and Resources	0.11%

Global Technology	0.11%

FUND FEES AND EXPENSES

Example

The following Example is intended to help you compare the cost of investing in a Fund (without the expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years

Global Consumer Growth	$290	$889

Global Financial Services	$238	$733

Global Health Sciences	$235	$724

Global Infrastructure and Resources	$290	$889

Global Technology	$240	$739

Service Organizations that invest in Service Shares on behalf of their customers may charge other fees directly to their customer accounts in connection with their investments. You should contact your Service Organization for information regarding such charges. Such fees, if any, may affect the return such customers realize with respect to their investments.

Certain Service Organizations that invest in Service Shares may receive other compensation in connection with the sale and distribution of Service Shares or for services to their customers’ accounts and/or the Funds. For additional information regarding such compensation, see “Shareholder Guide” in the Prospectus and “Other Information” in the Statement of Additional Information (“Additional Statement”).

Service Providers

INVESTMENT ADVISER

Investment Adviser

GSAM	GSAMI
32 Old Slip	Procession House
New York, New York 10005	55 Ludgate Hill
London, England EC4M 7JW

GSAM and GSAMI serve as the Investment Adviser to each Fund.

GSAM is a business unit of IMD of Goldman Sachs. Goldman Sachs registered as an investment adviser in 1981. GSAMI, a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991, is an affiliate of Goldman Sachs. As of December 31, 2000, GSAM and GSAMI, along with other units of IMD, had assets under management of $281.7 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:
■	Supervises all non-advisory operations of the Funds
■	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
■
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the “SEC”) and other regulatory authorities

SERVICE PROVIDERS

■	Maintains the records of each Fund
■	Provides office space and all necessary office equipment and services

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates (as a percentage of each respective Fund’s average daily net assets) listed below:

Contractual Rate

Global Consumer Growth	1.10%

Global Financial Services	1.10%

Global Health Sciences	1.10%

Global Infrastructure and Resources	1.10%

Global Technology	1.10%

The Investment Adviser may voluntarily waive a portion of its advisory fee from time to time, and may discontinue any voluntary waiver at any time at its discretion.

FUND MANAGERS

M. Roch Hillenbrand, a Managing Director of Goldman Sachs since 1997, is the Head of Global Equities for GSAM, overseeing the United States, Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Mr. Hillenbrand joined Goldman Sachs in 1997 upon its acquisition of Commodities Corporation, LLC where he was, and continues as, President. Over the course of his 20-year career at Commodities Corporation, Mr. Hillenbrand has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

GLOBAL CONSUMER GROWTH TEAM

The portfolio managers leverage the fundamental research and local market presence of the 29 member Global Consumer Growth Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL CONSUMER GROWTH FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Rory Bateman Executive Director Portfolio Manager	GSAMI— London	Since 2001	Mr. Bateman joined the Investment Adviser as an equity analyst in 1996. Prior to that, he was an analyst at CIN Management covering equities.

Gregory H. Ekizian Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Ekizian joined the Investment
Adviser as a portfolio manager and
Co-Chair of the Growth Equity
Investment Committee in 1997.
From 1990 to 1997, he was a
portfolio manager at Liberty
Investment Management, Inc.
(“Liberty”) and its predecessor firm,
Eagle.

David G. Shell Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Shell joined the Investment Adviser as a portfolio manager in 1997. From 1987 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

GLOBAL FINANCIAL SERVICES TEAM

The portfolio managers leverage the fundamental research and local market presence of the 13 member Global Financial Services Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL FINANCIAL SERVICES FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Shogo Maeda Managing Director Portfolio Manager	GSAMI— Tokyo	Since 2001	Mr. Maeda joined the Investment Adviser as a portfolio manager in 1994.

SERVICE PROVIDERS

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Suneil Mahindru Executive Director Portfolio Manager	GSAMI— London	Since 2001	Mr. Mahindru joined the
Investment Adviser as a
portfolio manager in 1996 and
is now a senior portfolio
manager with the United
Kingdom Portfolio
Management Group. From
1993 to 1996, he was an
analyst at CIN Management.

GLOBAL HEALTH SCIENCES TEAM

The portfolio managers leverage the fundamental research and local market presence of the 21 member Global Health Sciences Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL HEALTH SCIENCES FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Gregory H. Ekizian Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Ekizian joined the
Investment Adviser as portfolio
manager and Co-Chair of the
Growth Equity Investment
Committee in 1997. From 1990
to 1997, he was a portfolio
manager at Liberty and its
predecessor firm, Eagle.

Stuart McPherson Executive Director Senior Portfolio Manager	GSAMI— London	Since 2001	Mr. McPherson joined the Investment Adviser as a senior portfolio manager in 1996. From 1987 to 1996, he worked as both an U.S. equity analyst and an equity portfolio manager for CIN Management.

Miyako Shibamoto Vice President Portfolio Manager	GSAMI— Tokyo	Since 2001	Ms. Shibamoto joined the
Investment Adviser as a
member of the Japanese Equity
team in March 1998. From
1993 to 1994, she was an
Assistant Vice President and
from 1994 to 1998, she was a
Vice President at Scudder
Stevens and Clark (Japan).

GLOBAL INFRASTRUCTURE AND RESOURCES TEAM

The portfolio managers leverage the fundamental research and local market presence of the 18 member Global Infrastructure and Resources Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL INFRASTRUCTURE AND RESOURCES FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Julian Abel Executive Director Portfolio Manager	GSAMI— London	Since 2001	Mr. Abel joined the Investment Adviser in 1996 as a senior portfolio manager with the UK and European Equity Team. Prior to joining Goldman Sachs, he spent twelve years at CIN Management.

Kamran Baig Executive Director Portfolio Manager	GSAMI— London	Since 2001	Mr. Baig joined the Investment
Adviser as a senior portfolio
manager in the Pan-European
Institutional Portfolio
Management Group in 2000.
From 1992 to 2000, he was a
senior industry research
analyst for Alliance Capital
Management.

GLOBAL TECHNOLOGY TEAM

The portfolio managers leverage the fundamental research and local market presence of the 21 member Global Technology Team located in London, New York, Singapore, Tampa, Florida and Tokyo.

GLOBAL TECHNOLOGY FUND

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Robert G. Collins Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Collins joined the Investment Adviser as portfolio manager and Co-Chair of the Growth Equity Investment Committee in 1997. From 1991 to 1997, he was a portfolio manager at Liberty.

SERVICE PROVIDERS

Name and Title	Location	Years Primarily Responsible	Five Year Employment History

Tara Connolly Executive Director Portfolio Manager	GSAMI— London	Since 2001	Ms. Connolly joined the
Investment Adviser in 1997 as
a research analyst and is a
senior portfolio manager for
the Goldman Sachs Technology
Portfolio, a foreign fund. Prior
to this, she spent three years
with Goldman Sachs’
Investment Banking Division in
New York and was a
consultant at the Wharton
Small Business Development
Center.

Scott Kolar Vice President Senior Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Kolar joined the Investment Adviser as an equity analyst in 1997 and became a portfolio manager in 1999. From 1994 to 1997, he was an equity analyst and information systems specialist at Liberty.

Uche Orji Vice President Portfolio Manager	GSAMI— London	Since 2001	Mr. Orji joined the Investment
Adviser in August of 1998. He
became a portfolio manager in
2001. Before joining the
Investment Adviser, Mr. Orji
spent three years at Diamond
Bank Limited, a privately
owned commercial bank based
in Nigeria as head of
management information and
financial control.

David G. Shell Managing Director Portfolio Manager	GSAM— Tampa	Since 2001	Mr. Shell joined the Investment Adviser as a portfolio manager in 1997. From 1987 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Funds’ transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.

Dividends

Each Fund pays dividends from its investment company taxable income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:
■	Cash
■	Additional shares of the same class of the same Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from investment company taxable income and distributions from net realized capital gains are declared and paid annually by each Fund.

The Funds’ investments in foreign securities may be subject to foreign withholding taxes. Under certain circumstances, the Funds may elect to pass-through these taxes to you. If this election is made, a proportionate amount of such taxes will constitute a distribution to you, which would allow you either (1) to credit such proportionate amount of foreign taxes against your U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

From time to time a portion of a Fund’s dividends may constitute a return of capital.

When you purchase shares of a Fund, part of the NAV per share may be represented by undistributed income or undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Funds’ Service Shares.

HOW TO BUY SHARES

How Can I Purchase Service Shares Of The Funds?

Generally, Service Shares may be purchased only through institutions that have agreed to provide shareholder administration and personal and account maintenance services to their customers who are the beneficial owners of Service Shares. These institutions are called “Service Organizations.” Customers of a Service Organization will normally give their purchase instructions to the Service Organization, and the Service Organization will, in turn, place purchase orders with Goldman Sachs. Service Organizations will set times by which purchase orders and payments must be received by them from their customers. Generally, Service Shares may be purchased from the Funds on any business day at their NAV next determined after receipt of an order by Goldman Sachs from a Service Organization. No sales load is charged. Purchases of Service Shares must be settled within three business days of receipt of a complete purchase order.

Service Organizations are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Service Organizations should place an order with Goldman Sachs at 1-800-621-2550 and either:

■	Wire federal funds to The Northern Trust Company (“Northern”), as subcustodian for State Street Bank and Trust Company (“State Street”) (each Fund’s custodian) on the next business day; or
■
Send a check or Federal Reserve draft payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), 4900 Sears Tower, Chicago, IL 60606-6372. The Fund will not accept a check drawn on a foreign bank or a third-party check.

In certain instances, Goldman Sachs Trust (the “Trust”) may require a signature guarantee in order to effect purchase, redemption or exchange transactions. Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee.

What Do I Need To Know About Service Organizations?
Service Organizations may provide the following services in connection with their customers’ investments in Service Shares:

SHAREHOLDER GUIDE

■ Personal and account maintenance services; and
■ Shareholder administration services.

Personal and account maintenance services include:
■	Providing facilities to answer inquires and respond to correspondence with the Service Organization’s customers
■	Acting as liaison between the Service Organization’s customers and the Trust
■	Assisting customers in completing application forms, selecting dividend and other options, and similar services

Shareholder administration services include:
■	Acting, directly or through an agent, as the sole shareholder of record
■	Maintaining account records for customers
■	Processing orders to purchase, redeem and exchange shares for customers
■	Processing payments for customers

Some (but not all) Service Organizations are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other intermediaries to accept such orders, if approved by the Trust. In these cases:

■
A Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a business day, and the order will be priced at the Fund’s NAV next determined after such acceptance.

■	Service Organizations or intermediaries will be responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Service Organization directly to learn whether it is authorized to accept orders for the Trust.

Pursuant to a service plan and a separate shareholder administration plan adopted by the Trust’s Board of Trustees, Service Organizations are entitled to receive payments for their services from the Trust. These payments are equal to 0.25% (annualized) for personal and account maintenance services plus an additional 0.25% (annualized) for shareholder administration services of the average daily net assets of the Service Shares of the Funds that are attributable to or held in the name of a Service Organization for its customers.

The Investment Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

In addition to Service Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Service Shares. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Funds?

The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may redeem Service Shares held by non-complying accounts, and may impose a charge for any special services.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:
■
Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers). This may occur, for example, when a pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of a Fund.

■	Close a Fund to new investors from time to time and reopen a Fund whenever it is deemed appropriate by a Fund’s Investment Adviser.

The Funds may allow Service Organizations to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

How Are Shares Priced?
The price you pay or receive when you buy, sell or exchange Service Shares is determined by a Fund’s NAV. The Funds calculate NAV as follows:

(Value of Assets of the Class)
NAV =	– (Liabilities of the Class)
Number of Outstanding Shares of the Class

The Funds’ investments are valued based on market quotations or, if accurate quotations are not readily available, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

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NAV per share of each class is calculated by State Street on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.

SHAREHOLDER GUIDE

■	When you buy shares, you pay the NAV next calculated after the Funds receive your order in proper form.
■	When you sell shares, you receive the NAV next calculated after the Funds receive your order in proper form.
■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note:  The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

Foreign securities may trade in their local markets on days a Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will normally not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, makes an adjustment in light of the nature and materiality of the event, its effect on Fund operations and other relevant factors.

HOW TO SELL SHARES

How Can I Sell Service Shares Of The Funds?

Generally, Service Shares may be sold (redeemed) only through Service Organizations. Customers of a Service Organization will normally give their redemption instructions to the Service Organization, and the Service Organization will, in turn, place redemption orders with the Funds. Generally, each Fund will redeem its Service Shares upon request on any business day at their NAV next determined after receipt of such request in proper form. Redemption proceeds may be sent to recordholders by check or by wire (if the wire instructions are on record).

A Service Organization may request redemptions in writing or by telephone if the optional telephone redemption privilege is elected on the Account Application.

By Writing:	Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
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Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.

■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?

By Wire:  The Funds will arrange for redemption proceeds to be wired as federal funds to the bank account designated in the recordholder’s Account Application. The following general policies govern wiring redemption proceeds:

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Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. If the shares to be sold were recently paid for by check, the Fund will pay the redemption proceeds when the check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.

■	To change the bank designated on your Account Application, you must send written instructions signed by an authorized person designated on the Account Application to the Service Organization.
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Neither the Trust nor Goldman Sachs assumes any responsibility for the performance of intermediaries or your Service Organization in the transfer process. If a problem with such performance arises, you should deal directly with such intermediaries or Service Organization.

By Check: A recordholder may elect in writing to receive redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of receipt of a properly executed redemption request. If the shares to be sold were recently paid for by check, the Fund will pay the redemption proceeds when the check has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:
■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
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Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Service Organizations may set times by which they must receive redemption requests. Service Organizations may also require additional documentation from you.

The Trust reserves the right to:
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Redeem the Service Shares of any Service Organization whose account balance falls below $50 as a result of a redemption. The Funds will not redeem Service Shares on this basis if the value of the account falls below the minimum account balance solely as a result of market conditions. The Fund will give 60 days’ prior written notice to allow a Service Organization to purchase sufficient additional shares of the Fund in order to avoid such redemption.

■	Redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
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Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

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Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to a Fund as undeliverable or remain uncashed for six months. In addition, that distribution and all future distributions payable to you will be reinvested at NAV in additional Service Shares of a Fund that pays the distributions. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Can I Exchange My Investment From One Fund To Another?

A Service Organization may exchange Service Shares of a Fund at NAV for Service Shares of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ The recordholder name(s) and signature(s)
■ The account number
■ The Fund names and Class of Shares
■ The dollar amount to be exchanged
■ Mail the request to: Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	If you have elected the telephone exchange privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:
■	You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
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All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirements of that Fund, except that this requirement may be waived at the discretion of the Trust.

■	Telephone exchanges normally will be made only to an identically registered account.
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Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and are signed by an authorized person designated on the Account Application.

■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
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Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.

■	Exchanges into Funds that are closed to new investors may be restricted.

For federal income tax purposes, an exchange from one Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

Restrictions on Excessive Trading Practices.  The Trust does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm Fund performance and negatively impact long-term shareholders. The Trust and Goldman Sachs will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust (or Goldman Sachs) and its shareholders, the Trust (or Goldman Sachs) will exercise these rights if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if any investor’s trading, in the judgment of the Trust (or Goldman Sachs) has been or may be disruptive to a Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

What Types Of Reports Will Be Sent Regarding Investments In Service Shares?

Service Organizations will receive from the Funds annual reports containing audited financial statements and semi-annual reports. Service Organizations will also be provided with a printed confirmation for each transaction in their account and a monthly account statement. Service Organizations are responsible for providing these or other reports to their customers who are the beneficial owners of Service Shares in accordance with the rules that apply to their accounts with the Service Organizations.

Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

Unless your investment is an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

Distributions you receive from the Funds are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Funds’ income dividend distributions and short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds may deduct these taxes in computing their taxable income.

If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

TAXATION

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends that were received on the shares.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your Account Application. By law, each Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so. Non-U.S. investors may be subject to U.S. withholding and estate tax.

Appendix A
Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

The Funds will be subject to the risks associated with equity securities. “Equity securities” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights. In general, stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. The volatility of equity securities means that the value of your investment in the Funds may increase or decrease. Recently, certain stock markets have experienced substantial price volatility and, at times, have traded at or close to record high levels. There can be no guarantee that such levels will be reached or maintained in the future.

To the extent that a Fund invests in fixed-income securities, that Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and a Fund will not recover its investment. Call risk and extension risk are normally present in mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities, such as securities backed by car loans.

APPENDIX A

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives, and all investment policies not specifically designated as fundamental, are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Investing in Specific Industry Sectors. Industry risk is the risk that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to the same industry-specific market or economic developments than companies in unrelated industries. Because the investments of each Fund are concentrated in a specific industry sector, each Fund’s investment performance will be closely tied to the factors affecting that sector, and each Fund’s NAV is more likely to have greater fluctuations than the NAV of a fund that is not concentrated in a particular industry sector. Risks relevant to each Fund’s industry sector are described below. These risks may cause the NAVs and performance of the Funds to be subject to abrupt changes, and may result in investor losses.

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Consumer Products and Services Sectors. The performance of consumer products and services companies relates closely to the actual and perceived performance of the overall economy and consumer confidence. Changes in governmental policies and the need for regulatory approvals may also have a material effect on the products and services offered by these companies. In addition, many consumer products and services companies have unpredictable earnings, due in part to changes in demographics and consumer tastes and intense compe tition. Some companies in these industry sectors, such as tobacco companies and companies subject to product liability claims, may be subject to existing or potential litigation brought by government bodies or consumers that can have a material adverse effect on their prospects and share values.

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Financial Services Sector. Companies in the financial services sector are subject to rapid business changes, intense competition and volatile performance related to the availability and cost of capital and prevailing interest rates. The profitability of financial services companies may be adversely affected by rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers.

Financial services companies are subject to extensive governmental regulation. Within the United States, government regulation of the financial services industry has changed significantly during the past several years, as many previous legal barriers separating different financial service segments have been modified or eliminated. Recent business combinations have included banking, insurance and securities firms under single ownership. The deregulation of financial services companies in the United States has resulted in increased competition and reduced profitability for certain companies. Similarly, foreign financial services companies, particularly those in Japan, have reported financial difficulties attributed to increased competition, regulatory changes and general economic difficulties.

In addition to the foregoing, the performance of insurance companies will be affected by claims activity. Property and casualty insurance profits may be affected by weather catastrophes and other disasters. Life and health insurers’ profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or “junk bond” holdings, for example), and the inability to collect from reinsurance carriers. Potential tax law changes also may adversely affect insurance companies’ policy sales, tax obligations and profitability.

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Health Sciences Sector. Health sciences companies generally are subject to intense competition and substantial governmental regulation. Changes in governmental policy or regulation can have a material effect on the demand for products and services offered by companies in health sciences industries. Regulatory approvals are generally required before new drugs and medical products, devices or procedures may be introduced, and before the acquisition of additional facilities by healthcare providers. Unanticipated problems may arise in connection with their development and introduction, and obtaining required gov ernment approvals may be a lengthy and expensive process with an uncertain outcome. These delays may result in the need for companies to seek additional capital, potentially diluting the interests of existing investors. In addition, the products and services offered by health sciences companies may be subject to patent expirations.

Consumers tend to react quickly to new products and services offered by health sciences companies. Because of this competition, health sciences companies may have slim or negative profit margins as the companies compete for market share. In addition, some health sciences industries are characterized by single product focus and rapidly changing technologies. These changes may render existing products and technologies obsolete.

The health sciences sector includes biotechnology companies. In comparison to more developed companies, there may be a thin trading market in biotechnology securities, and adverse developments in the biotechnology industry may be more likely to result in decreases in the value of biotechnology stocks. Biotechnology companies are often small, start-up ventures whose products are only in the research stage. Therefore, the market values of biotechnology companies are often based upon speculation and expectations about future products, research progress and new product filings with regulatory authorities.

Many health sciences companies receive government funding, subsidies or reimbursements. Withdrawal or curtailment of this support can have an adverse impact on the profitability and market prices of such companies. In addition, health sciences companies may be exposed to potential product liability claims that are related to testing, manufacturing, marketing and selling their products. These product liability claims may have a material adverse effect on the business, prospects and values of health sciences companies in which the Fund invests.

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Infrastructure and Resources Sectors. Infrastructure and resources companies are often subject to significant governmental regulation. This regulation may affect, and in some cases directly limit, the rates of return that may be earned by such companies and the kinds of services they offer. In addition, many of these companies have heavy capital commitments in their facilities, plants and equipment, and historically have been subject to significant costs associated with compliance with environmental and other safety regulations.

Competition is intense for many infrastructure and resources companies. Many infrastructure companies are also affected by changes in prevailing interest rates because prices of equity and debt securities of infrastructure companies tend to increase when interest rates decline and decrease when interest rates rise. Resources companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates and other factors.

The value of securities of resources companies will fluctuate in response to market conditions for the particular resources with which they are involved. Changes in inventory levels and changes, perceived or actual, in production and consumption will affect these prices. For some resources companies, such price fluctuations may be substantial over very short periods of time. The stock prices of some resources companies tend to fluctuate in correlation with various stages of inflationary cycles and perceived inflationary trends.

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Technology Sector. Technology companies generally are subject to intense competition, rapid obsolescence of products and government regulation. Competition among technology companies may result in aggressive pricing of their products and services, which may affect negatively the profitability and financial condition of technology companies. In addition, because of the rapid pace of technological development, products or services developed by technology companies may become rapidly obsolete or have relatively short product cycles. Technology companies are also frequently dependent on the existence and health of other products or industries and may face uncertainties relating to product licensing, trademarks and patent protection.

Many attractive investment opportunities in the technology sector may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products for which markets are not yet established and may never be established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Technology companies may also be dependent on the success of a principal product, and may rely on sole source providers and third-party manufacturers. Because of these and related factors, investments in such companies tend to be more volatile and speculative.

Risks of Investing in Small Capitalization Companies. Each Fund may invest in small capitalization companies. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in these particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments. The Funds may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

The introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union has presented unique uncertainties, including the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”), may have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Funds. Because of the number of countries using this single currency, a significant portion of the foreign assets held by the Funds may be denominated in the euro.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Concentration of a Fund’s assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund’s assets were not geographically concentrated.

Investment in sovereign debt obligations by a Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Risks of Emerging Countries. Each Fund may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain Asian and other countries, it is anticipated that a Fund may invest in such countries through other investment funds in such countries.

Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not recur in Eastern Europe or other countries.

A Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and often may involve a Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons. The creditworthiness of the local securities firms used by a Fund in emerging countries may not be as sound as the creditworthiness of firms used in more devel oped countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). A Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

A Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Investment Adviser does not currently anticipate that a significant portion of the Funds’ currency exposure in emerging countries, if any, will be covered by such instruments.

Risks of Derivative Investments. A Fund’s transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Each Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Certain stripped mortgage-backed securities

■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain over-the-counter options
■	Certain structured securities and all swap transactions
■
Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in 144A Securities may decrease the liquidity of a Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit Risks. Debt securities purchased by the Funds may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), domestic and foreign corporations, banks and other issuers. Further information is provided in the Additional Statement.

Debt securities rated BBB or higher by Standard & Poor’s or Baa or higher by Moody’s are considered “investment grade.” Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality.

The Funds may invest in fixed-income securities rated BB or Ba or below (or comparable unrated securities) which are commonly referred to as “junk bonds.” Junk bonds are considered predominantly speculative and may be questionable as to principal and interest payments.

In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will present greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund’s portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected.

APPENDIX A

Risks of IPOs. The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Temporary Investment Risks. Each Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:
■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s or P-2 by Moody’s
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Further information is provided in the Additional Statement, which is available upon request.

Convertible Securities. Each Fund may invest in convertible securities. Convertible securities are preferred stock or debt obligations that are convertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities. Convertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

Foreign Currency Transactions. A Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. A Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, certain Funds may also enter into such transactions to seek to increase total return, which is considered a speculative practice.

Each Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g. the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

APPENDIX A

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, a Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Structured Securities. Each Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Options on Securities, Securities Indices and Foreign Currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index consisting of securities in which it may invest. A Fund may also, to the extent that it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in a Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase a Fund’s transaction costs. Options written or purchased by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on various securities (such as U.S. government securities), foreign currencies, securities indices and other financial instruments and indices. The Funds may engage in futures transactions on both U.S. and foreign exchanges.

Each Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objectives and policies. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund’s outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund’s net assets.

Futures contracts and related options present the following risks:
■
While a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

■
Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to additional risk of loss.

■	The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
■	Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
■	Foreign exchanges may not provide the same protection as U.S. exchanges.

Equity Swaps. Each Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, a Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and enter into forward commitments. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Fund may enter into repurchase agreements with dealers in U.S. government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loan continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by a Fund in short-term investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1 /3% of the value of the total assets of a Fund (including the loan collateral).

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities, or a capital loss, if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

Short Sales Against-the-Box. Each Fund may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open the Fund will own an equal amount of securities sold short, or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

Preferred Stock, Warrants and Rights. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. Each Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iShares SM , as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Exchange-traded funds such as SPDRs and iShares SM are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■
Standard & Poor’s Depositary Receipts™. The Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

■
iShares SM (formerly called World Equity Benchmark Shares or WEBS). iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. iShares are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

Unseasoned Companies. Each Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. Each Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

Bank Obligations. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitations, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. Each Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of stripped U.S. government securities are traded independently.

Custodial Receipts. Each Fund may invest in custodial receipts. Interests in U.S. government securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued mortgage-backed securities are normally structured with one or more types of “credit enhancement.” However, these mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgaged-backed securities also include stripped mortgage-backed securities (“SMBS”), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Asset-Backed Securities. Each Fund may invest in asset-backed securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Borrowings. Each Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets.

Appendix B
Prior Performance of Similarly Advised Account of the Investment Adviser

GLOBAL TECHNOLOGY FUND

GSAM and GSAMI have served as investment adviser and sub-adviser, respectively, for one non-U.S. discretionary private account that has investment objectives, policies and strategies substantially similar to the Global Technology Fund. The following table sets forth the performance data relating to the historical performance of that account. The information is provided to illustrate the past performance of the Investment Adviser in managing a substantially similar account as measured against the MSCI World Index and does not represent the performance of the Global Technology Fund. Investors should not consider this performance data as a substitute for the performance of the Global Technology Fund nor should investors consider this data as an indication of the future performance of the Global Technology Fund or of the Investment Adviser. The MSCI World Index is an unmanaged index of common stock prices in 22 countries, including Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

In calculating the performance set forth below, the value of the discretionary private account was converted from Swiss francs to United States dollars using month-end exchange rates from Reuters.

	Private Account Performance	MSCI World Index

2000	(32.09)%	(12.89)%

1999	140.85%	25.34%

1998	52.29%	24.80%

1997	21.49%	16.23%

	Average Annual Total Return for the Period Ended 12/31/00
	1 Year	3 Year	Since Inception 6/17/96

Private Account Performance	(32.09)%	35.47%	26.05%

MSCI World Index	(12.89)%	10.84%	12.27%

The performance information with respect to the discretionary private account is net of applicable investment management fees, brokerage commissions, execution costs and custodial fees, without provision for foreign, federal and state taxes, if any. Since fees, commissions and taxes may differ for the private discretionary account and the Global Technology Fund, performance data for identical periods may differ.

All returns presented reflect the reinvestment of dividends and other earnings. The average annual expenses of the discretionary private account for the periods presented above ranged between 2.38% and 1.99% of the account’s average daily net assets. These average annual expenses were generally lower than the estimated expenses of Service Shares of the Global Technology Fund (before expense limitations) stated under “Fund Fees and Expenses” above. The performance of the discretionary private account would have been lower if it had been subject to the expenses of the Global Technology Fund before any expense limitations. Furthermore, the discretionary private account is not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Global Technology Fund by the Act and Subchapter M of the Code. Consequently, the performance results of the Investment Adviser’s discretionary private account could have been adversely affected if the discretionary private account had been regulated as an investment company under the federal securities laws. In addition, the securities held by the Global Technology Fund will not be identical to the securities held by the discretionary private account for the periods shown above. Accordingly, the future performance of the Global Technology Fund will differ from the performance of the private account.

Index

1	General Investment Management Approach

2	Fund Investment Objectives and Strategies

	2	Goldman Sachs Global Consumer Growth Fund

	4	Goldman Sachs Global Financial Services Fund

	6	Goldman Sachs Global Health Sciences Fund

	8	Goldman Sachs Global Infrastructure and Resources Fund

	10	Goldman Sachs Global Technology Fund

12	Other Investment Practices and Securities

14	Principal Risks of the Funds
18	Fund Performance

19	Fund Fees and Expenses

22	Service Providers

29	Dividends

30	Shareholder Guide

	30	How To Buy Shares

	33	How To Sell Shares

38	Taxation

40	Appendix A Additional Information on Portfolio Risks, Securities and Techniques

62	Appendix B Global Technology Fund— Prior Performance of Similarly Advised Account of the Investment Adviser

Global Sector Funds
Prospectus (Service Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The annual report for the Global Consumer Growth, Global Financial Services, Global Health Sciences, Global Infrastructure and Resources and Global Technology Funds for the fiscal period ended October 31, 2001 will become available to shareholders in December 2001.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-621-2550.

To obtain other information and for shareholder inquiries:
By telephone – Call 1-800-621-2550
By mail – Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372
By e-mail – gs-funds@gs.com
On the Internet – Text-only versions of the Funds’ documents are located online and may be downloaded from:
SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Funds’ investment company registration number is 811-5349.

GLSECPROSVC

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                            DATED FEBRUARY 5, 2001
                           (REVISED MARCH 30, 2001)

                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                                 SERVICE SHARES
                              INSTITUTIONAL SHARES

                   GOLDMAN SACHS GLOBAL CONSUMER GROWTH FUND
                 GOLDMAN SACHS GLOBAL FINANCIAL SERVICES FUND
                   GOLDMAN SACHS GLOBAL HEALTH SCIENCES FUND
            GOLDMAN SACHS GLOBAL INFRASTRUCTURE AND RESOURCES FUND
                     GOLDMAN SACHS GLOBAL TECHNOLOGY FUND

              (Each a Global Sector Fund of Goldman Sachs Trust)

                                4900 Sears Tower
                          Chicago, Illinois 60606-6303

     This Statement of Additional Information (the "Additional Statement") is
not a prospectus. This Additional Statement describes each of the above-
referenced series of Goldman Sachs Trust. This Additional Statement should be read in conjunction with the prospectuses for the Class A Shares, Class B
Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman
Sachs Global Consumer Growth Fund, Goldman Sachs Global Financial Services Fund,
Goldman Sachs Global Health Sciences Fund, Goldman Sachs Global Infrastructure
and Resources Fund and Goldman Sachs Global Technology Fund, each dated February
5, 2001 (revised March 30, 2001), as they may be amended and/or supplemented from time to time (the "Prospectuses"). The Prospectuses may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below, or from institutions ("Service
Organizations") for the benefit of their customers.

                               TABLE OF CONTENTS

Appendix A...................................................................................................  1-A
Appendix B...................................................................................................  1-B
Appendix C (Statement of Intention and Escrow Agreement).....................................................  1-C

           The date of this Additional Statement is February 5, 2001
                           (revised March 30, 2001)

                                      -i-

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser
32 Old Slip
New York, New York 10005

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
Investment Adviser
Procession House
55 Ludgate Hill
London, England EC4M 7JW

GOLDMAN, SACHS & CO.
Distributor
85 Broad Street
New York, New York 10004

GOLDMAN, SACHS & CO.
Transfer Agent
4900 Sears Tower
Chicago, Illinois 60606

                    Toll free (in U.S.) . . . 800-621-2550

                                     -ii-

                                 INTRODUCTION

     Goldman Sachs Trust (the "Trust") is an open-end, management investment company. The Trust is organized as a Delaware business trust, and is a successor to a Massachusetts business trust that was combined with the Trust on April 30,
1997. This Additional Statement describes the Trust's Goldman Sachs Global
Consumer Growth Fund ("Global Consumer Growth Fund"), Goldman Sachs Global
Financial Services Fund ("Global Financial Services Fund"), Goldman Sachs Global
Health Sciences Fund ("Global Health Sciences Fund"), Goldman Sachs Global
Infrastructure and Resources Fund ("Global Infrastructure and Resources Fund")
and Goldman Sachs Global Technology Fund ("Global Technology Fund") (each referred to herein as a "Fund" and collectively as the "Funds").

     The Trustees of the Trust have authority under the Declaration of Trust to create and classify shares into separate series and to classify and reclassify any series or Fund of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. The
Funds currently offer five classes of shares: Class A Shares, Class B Shares,
Class C Shares, Institutional Shares and Service Shares. See "Shares of the
Trust."

     Goldman Sachs Asset Management ("GSAM") is a business unit of the
Investment Management Division ("IMD") of Goldman, Sachs & Co. ("Goldman
Sachs"). Goldman Sachs Asset Management International ("GSAMI") is an affiliate of Goldman Sachs. Together GSAM and GSAMI serve as Investment Adviser to the
Funds. GSAM and GSAMI are referred to herein as the "Investment Adviser." In addition, Goldman Sachs serves as each Fund's distributor and transfer agent.
Each Fund's custodian is State Street Bank and Trust Company ("State Street").

     The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectuses. See the
Prospectuses for a fuller description of each Fund's investment objectives and policies. Investing in the Funds entails certain risks and there is no assurance that a Fund will achieve its objective. Capitalized terms used but not defined herein have the same meaning as in the Prospectuses.

                              INVESTMENT POLICIES

     Each Fund has a distinct investment objective and policies. There can be no assurance that a Fund's objective will be achieved. Each Fund is a diversified open-end management company as defined in the Investment Company Act of 1940, as amended (the "Act"). The investment objective and policies of each Fund, and the associated risks of each Fund, are discussed in the Funds' Prospectuses, which should be read carefully before an investment is made. Additional information about the Funds, their policies, and the investment instruments they may hold, is provided below.

     Each Fund's share price will fluctuate with market and economic conditions, so that an investment in a Fund may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

                                      B-1

General Information Regarding the Funds
---------------------------------------

     The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment
Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

Corporate Debt Obligations
--------------------------

     Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers.
Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

     Corporate debt obligations purchased by a Fund may include obligations that are non-investment grade, sometimes referred to as "junk bonds." An economic downturn could severely affect the ability of highly leveraged issuers of junk bond securities to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value ("NAV") to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

     The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of the Funds to dispose of a particular security when necessary to meet their redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Adviser could find it difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under such circumstances, may be less than the prices used in calculating a Fund's NAV.

                                      B-2

     Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which the Funds may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-
income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

     Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's NAV.

     Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Investment Adviser will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

     The Investment Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Investment Adviser continually monitors the investments in a Fund's portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

U.S. Government Securities
--------------------------

     Each Fund may invest in U.S. government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises.

Bank Obligations
----------------

     Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers'
acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the

                                      B-3

profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

Zero Coupon Bonds
-----------------

     A Fund's investments in fixed-income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for each taxable year which (net of deductible expenses, if any) is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to obtain sufficient cash to satisfy the Fund's distribution obligations.

Variable and Floating Rate Securities
-------------------------------------

     The interest rates payable on certain fixed-income securities in which a
Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield.
Nevertheless, such obligations may fluctuate in value in response to interest rate changes if, for example, there is a delay between changes in market interest rates and the interest reset date for the obligation.

Custodial Receipts
------------------

     Each Fund may invest in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including
"Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and
"Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

                                      B-4

Mortgage-Backed Securities
--------------------------

     General Characteristics. Each Fund may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multi-family (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the "Mortgaged
Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multi-family dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged
Properties may also include residential investment properties and second homes.

     The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed-income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-
income securities. As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Fund purchases mortgage-
backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity and market values. To the extent that a Fund invests in mortgage-backed securities, the
Investment Adviser may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

     Government Guaranteed Mortgage-Backed Securities. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates
("REMIC Certificates"), collateralized mortgage obligations and stripped mortgage-backed securities. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

     A Fund's investments in mortgage-backed securities may include securities issued or guaranteed by the U.S. Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National
Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association
("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").
The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of guaranteed mortgage-related securities and the Funds' liquidity and value.

                                      B-5

     Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States. Ginnie Mae is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing
Administration ("FHA Loans"), or guaranteed by the Veterans Administration ("VA
Loans"), or by pools of other eligible mortgage loans. In order to meet its obligations under any guarantee, Ginnie Mae is authorized to borrow from the
United States Treasury in an unlimited amount.

     Fannie Mae Certificates. Fannie Mae is a stockholder-owned corporation chartered under an act of the United States Congress. Each Fannie Mae
Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a "Pool") formed by Fannie Mae. Each Pool consists of residential mortgage loans ("Mortgage Loans") either previously owned by Fannie Mae or purchased by it in connection with the formation of the
Pool. The Mortgage Loans may be either conventional Mortgage Loans (i.e., not insured or guaranteed by any U.S. Government agency) or Mortgage Loans that are either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). However, the Mortgage Loans in Fannie Mae
Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

     Fannie Mae has certain contractual responsibilities. With respect to each
Pool, Fannie Mae is obligated to distribute scheduled monthly installments of principal and interest after Fannie Mae's servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distribute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae
Certificates are obligations solely of Fannie Mae.

     Freddie Mac Certificates. Freddie Mac is a publicly held U.S. Government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates. A Freddie Mac
Certificate represents a pro rata interest in a group of mortgage loans or participation in mortgage loans (a "Freddie Mac Certificate group") purchased by
Freddie Mac.

     Freddie Mac guarantees to each registered holder of a Freddie Mac
Certificate the timely payment of interest at the rate provided for by such
Freddie Mac Certificate (whether or not received on the underlying loans).
Freddie Mac also guarantees to each registered Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac
Certificates are obligations solely of Freddie Mac.

     Conventional Mortgage Loans. The mortgage loans underlying the Freddie Mac
     ---------------------------
and Fannie Mae Certificates consist of adjustable rate or fixed rate mortgage loans with original terms

                                      B-6

to maturity of up to forty years. Substantially all of these mortgage loans are secured by first liens on one-to-four-family residential properties or multi-
family projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac
Certificate group.

     Mortgage Pass-Through Securities. Each Fund may invest in both government guaranteed and privately issued mortgage pass-through securities ("Mortgage
Pass-Throughs"), that are fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

     The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

     Description of Certificates. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

     Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

     Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of principal of the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee.
Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders as principal of such mortgage loan when paid by the mortgagor in subsequent monthly payments or at maturity.

                                      B-7

     Ratings. The ratings assigned by a rating organization to Mortgage Pass-
Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate does not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

     Credit Enhancement. Credit support falls generally into two categories: (i)
liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by, among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

     Subordination; Shifting of Interest; Reserve Fund. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-
holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period ("shifting interest credit enhancement"). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates.
In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

     In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the "Reserve
Fund"). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the

                                      B-8

subordinate certificate-holders or by excess servicing fees until the Reserve
Fund reaches a specified amount.

     The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans ("Realized Losses"). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses generally will be allocated pro rata among
                                                                  --- ----
all certificate-holders in proportion to their respective outstanding interests in the mortgage pool.

     Alternative Credit Enhancement. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage
Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

     Voluntary Advances. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

     Optional Termination. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time if the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-
10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

     Multiple Class Mortgage-Backed Securities and Collateralized Mortgage
Obligations. A Fund may invest in multiple class securities including collateralized mortgage obligations ("CMOs") and REMIC Certificates. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or sponsored enterprises such as Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and

                                      B-9

special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

     Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC
Certificates in full, whether or not sufficient funds are otherwise available.

     Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC
Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates
("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

     CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or
"residual" interests. The Funds do not intend to purchase residual interests in
REMICs. The REMIC Certificates represent beneficial ownership interests in a
REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the
REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

     CMOs and REMIC Certificates are issued in multiple classes. Each class of
CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs and REMIC Certificates include, among others,
"parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC
Certificates are those which

                                      B-10

are structured to apply principal payments and prepayments of the Mortgage
Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC
Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC Certificates (the
"PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the PAC Certificates. The scheduled principal payments for the PAC
Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create
PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

Asset-Backed Securities
-----------------------

     Each Fund may invest in asset-backed securities. Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

     Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans.
During periods of declining interest rates, prepayment of loans underlying asse
t-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

     Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a

                                      B-11

security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property.
Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, if the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund's recoveries on repossessed collateral may not be available to support payments on these securities.

Futures Contracts and Options on Futures Contracts
--------------------------------------------------

     Each Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. The Funds may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and related options transactions, only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity
Futures Trading Commission ("CFTC"). Futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges. Neither the CFTC, National Futures
Association nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange
Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures
Association or any domestic futures exchange. In particular, a Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

     Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

                                      B-12

     When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a
Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund can purchase and sell futures contracts on a specified currency in order to seek to increase total return or to hedge against changes in currency exchange rates. Each Fund can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that such Fund has acquired or expects to acquire.

     Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

     Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Similarly, each Fund may sell futures contracts on a currency in which its portfolio securities are quoted or denominated or in one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a
Fund's portfolio may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This may be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

                                      B-13

     Options on Futures Contracts.  The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period.  As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets.  By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price.  Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase.  However, a Fund becomes obligated to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price.  Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.  A Fund will incur transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument.  There is no guarantee that such closing transactions can be effected.  A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     Other Considerations.  Each Fund will engage in futures transactions and will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations.

     In addition to bona fide hedging, a CFTC regulation permits a Fund to engage in other future transactions if the aggregate initial margin and premiums required to establish such positions in futures contracts and options on futures do not exceed 5% of the NAV of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.  A Fund will engage in transactions in futures contracts and related options transactions only to the extent such transactions are consistent with the requirements of the
Internal Revenue Code of 1986 as amended (the "Code") for maintaining its qualification as a regulated investment company for federal income tax purposes.

     Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in certain cases, require the Fund to segregate with its custodian cash or liquid assets in an amount equal to the underlying value of such contracts and options.

     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks.  Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund

                                      B-14

than if it had not entered into any futures contracts or options transactions.
In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

     Perfect correlation between a Fund's futures positions and portfolio positions will be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available.
In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.  The profitability of a Fund's trading in futures depends upon the ability of the
Investment Adviser to analyze correctly the futures markets.

Options on Securities and Securities Indices
--------------------------------------------

     Writing Covered Options.  Each Fund may write (sell) covered call and put options on any securities in which it may invest.  A call option written by a
Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date.  All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below.
A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone.  However, a
Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

     A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.  All put options written by a Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described below.  The purpose of writing such options is to generate additional income for the Fund.  However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities'
market value at the time of purchase.

     Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the
Fund or by an offsetting forward contract which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

     A Fund may also write (sell) covered call and put options on any securities index consisting of securities in which it may invest.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

                                      B-15

     A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration which has been segregated by the Fund) upon conversion or exchange of other securities in its portfolio.  A Fund may cover call and put options on a securities index by segregating cash or liquid assets with a value equal to the exercise price.

     A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written.  Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option.  Such purchases are referred to as "closing purchase transactions."

     Purchasing Options.  Each Fund may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest.  A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

     A Fund may purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest.  The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period.  A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund may purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest.  The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period.  The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities.  Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.  A
Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option.  Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

     A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities.  For a description of options on securities indices, see "Writing Covered Options"
above.

     Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose

                                      B-16

of segregated assets until the options expire or are exercised. Similarly, if a
Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v)
the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing
Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

     Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held in one or more accounts or through one or more brokers.  Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser.  An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the
Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence

                                      B-17

of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

Real Estate Investment Trusts
-----------------------------

     Each Fund may invest in shares of real estate investment trusts ("REITs").
REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity
REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.
REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.
REITs are subject to heavy cash flow dependency, default by borrowers, self-
liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Warrants and Stock Purchase Rights
----------------------------------

     Each Fund may invest in warrants or rights (in addition to those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time.  A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by the Investment Adviser for investment by the Fund.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Foreign Securities
------------------

     Each Fund will invest in securities of foreign issuers.  Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers.
Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the Investment Adviser, to offer the potential for long-term growth of capital and income, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the
United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

                                      B-18

     Investing in foreign securities involves certain special risks, including those discussed in the Funds' Prospectus and those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.
The Funds may be subject to currency exposure independent of their securities positions. To the extent that a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

     Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United
States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on
U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

                                      B-19

     Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depositary Receipts ("ADRs") and Global Depositary
Receipts ("GDRs") and may also invest in European Depositary Receipts ("EDRs")
or other similar instruments representing securities of foreign issuers
(together, "Depositary Receipts").

     ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a
non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S.
securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

     To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored
Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.
However, by investing in Depositary Receipts, such as ADRs, that are quoted in
U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

     As described more fully below, each Fund may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. See "Investing in Emerging Markets, including Asia and Eastern Europe," below.

     Investing in Emerging Countries, including Asia and Eastern Europe.  The
Funds are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of foreign issuers, including emerging country issuers, as well as the risks associated with investments quoted or denominated in foreign currencies.  Each Fund may invest, to a lesser extent, in equity and equity-related securities of foreign issuers, including emerging country issuers.

     The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the
U.S. securities markets.  Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are

                                      B-20

issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

     Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.
The markets for securities in certain emerging countries are in the earliest stages of their development.  Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries.  The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers.  For example, prices may be unduly influenced by traders who control large positions in these markets.  Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country markets may also affect a Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

     Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in the United States and other developed securities markets.  In addition, existing laws and regulations are often inconsistently applied.  As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations.  In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

     Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees.  These restrictions may limit a
Fund's investment in certain emerging countries and may increase the expenses of the Fund.  Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.  In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time.  Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of a Fund.  A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

     Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries.  This instability may result from, among other things, the following:

                                      B-21

(i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the
Funds' assets. A Fund's investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

     Certain Funds may seek investment opportunities within former "east bloc"
countries in Eastern Europe.  Most Eastern European countries had a centrally planned, socialist economy for a substantial period of time.  The governments of many Eastern European countries have more recently been implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy.  However, business entities in many Eastern European countries do not have an extended history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries' attempts to move toward more market-oriented economies is currently unclear.  In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

     The economies of emerging countries may differ unfavorably from the U.S.
economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments.  Many emerging countries have experienced in the past, and continue to experience, high rates of inflation.  In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.  Other emerging countries, on the other hand, have recently experienced deflationary pressure and are in economic recession.  The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners.  In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports.

     A Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.  See
"Taxation."

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remain uninvested and no return is earned on such assets.  The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines

                                      B-22

in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     Investing in Japan.  A Fund may make substantial investments in the equity securities of Japanese companies.  Japan's economy, the second largest in the world, has grown substantially over the last three decades.  The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand subsequently retreated sharply following a decline in asset prices.  Japan's economic growth in the 1990's has been substantially below the levels of earlier decades.  During this period, Japan's economy drifted between modest growth and recession.  Profits fell sharply, unemployment reached a historical high and consumer confidence was low.  The banking sector continues to suffer from non-performing loans and the economy generally is subject to deflationary pressures.  Numerous discount-rate cuts since 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system and spending for reconstruction following the Kobe earthquake may help to contain the recessionary forces, but substantial uncertainties remain.  In calendar year 1998, Japan's gross national product contracted by
2.8%, its worse performance in the post-war period.

     In addition to the cyclical downturn, Japan is suffering through structural adjustments.  Like many European countries, Japan has experienced a deterioration of its competitiveness.  Factors contributing to this include high wages, a strong currency and structural rigidities.  Japan is reforming its political process and deregulating its economy to address this situation.  Among other things, the Japanese labor market is moving from a system of lifetime company employment in response to the need for increased labor mobility, and corporate governance systems are being introduced to new accounting rules, decision-making mechanisms and managerial incentives.  However, these changes have resulted in some turmoil, uncertainty and a crisis of confidence.

     While the Japanese governmental system itself seems stable, the dynamics of the country's politics have been unpredictable in recent years.  The economic crisis of 1990-92 brought the downfall of the conservative Liberal Democratic
Party, which had ruled since 1955.  Since then, the country has seen a series of unstable multi-party coalitions, and several prime ministers have left office because of personal scandals.  Should the political instability continue, efforts to establish effective economic and fiscal policies may be hampered.
Future political developments may lead to changes in policy that might adversely affect a Fund's investments.

     Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures as well as the economic condition of its trading partners.  While Japan subsidizes its agricultural industry, only 19% of its land is suitable for cultivation and the country is only 50% self-sufficient in food production.  Accordingly, Japan is highly dependent on large imports of wheat, sorghum and soybeans.  In addition, its export industry, its most important economic sector, depends on imported raw materials and fuels, including iron ore, copper, oil and many forest products.
Japan's high volume of exports, such as automobiles, machine tools and semiconductors, have caused trade tensions, particularly with the United States.
Some trade agreements, however, have been implemented to reduce these tensions.
The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners,

                                      B-23

could adversely affect Japan's economy. A substantial rise in world oil or commodity prices could also have a negative effect. The Japanese yen has fluctuated widely during recent periods. A strong yen could be an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Because the Japanese economy is so dependent on exports, any fall-off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

     Geologically, Japan is located in a volatile area of the world, and has historically been vulnerable to earthquakes, volcanoes and other natural disasters.  As demonstrated by the Kobe earthquake in January of 1995, in which
5,000 people were killed and billions of dollars of damage was sustained, these natural disasters can be significant enough to affect the country's economy.

     Forward Foreign Currency Exchange Contracts.  The Funds may enter into forward foreign currency exchange contracts for hedging purposes and to increase total return.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

     At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.  Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     A Fund may enter into forward foreign currency exchange contracts in several circumstances.  First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to
"lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be.  By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, a Fund may attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S.
dollar, it may enter into a forward contract to sell, for a fixed amount of U.S.
dollars, the amount of foreign currency approximating the value of some or all of such Fund's portfolio securities quoted or denominated in such foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will

                                      B-24

change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures.
Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-
term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

     The Funds may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated or quoted in a different currency if the Investment Adviser determines that there is a pattern of correlation between the two currencies.

     Unless otherwise covered, cash or liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies and forward contracts entered into to seek to increase total return.  The segregated assets will be marked-to-market.  If the value of the segregated assets declines, additional liquid assets will be segregated so that the value will equal the amount of the Fund's commitments with respect to such contracts.  Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. If this happens, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.  The Funds will not enter into a forward contract with a term of greater than one year.

     The Funds may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies.

     The Funds may also enter into forward contracts to seek to increase total return.  Unless otherwise covered in accordance with applicable regulations, cash or liquid assets of a Fund will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts.  The segregated assets will be marked-to-
market on a daily basis.  If the value of the segregated assets declines, additional cash or liquid assets will be segregated on a daily basis so that the value of the assets will equal the amount of a Fund's commitments with respect to such contracts.  Although the contracts are not presently regulated by the
CFTC, the CFTC may in the future assert authority to regulate these contracts.
If this happens, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

     While a Fund may enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks.  Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions.  Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such
Fund.  Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

                                      B-25

     Markets for trading forward foreign currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange.  Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations.  Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price.
A Fund will not enter into forward foreign currency exchange contracts unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.
To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

     Writing and Purchasing Currency Call and Put Options. Each Fund may, to the
extent that it invests in foreign securities, write and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired.  As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received.
If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.  Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

     Options on currency may be used for either hedging or cross-hedging purposes, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation, or to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

     A call option written by a Fund obligates a Fund to sell a specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date.  A put option written by a
Fund would obligate a Fund to purchase a specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date.  The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value.  For a description of how to cover written put and call options, see
"Writing Covered Options" above.

                                      B-26

     A Fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written.  Such purchases are referred to as "closing purchase transactions."  A Fund may enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

     A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by a Fund are quoted or denominated.  The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period.  A
Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period.  The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a
Fund's portfolio securities due to currency exchange rate fluctuations.  A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option.  Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency or portfolio securities.

     In addition to using options for the hedging purposes described above, the
Funds may use options on currency to seek to increase total return.  The Funds may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone.  However, in writing covered call options for additional income, the Funds may forego the opportunity to profit from an increase in the market value of the underlying currency.  Also, when writing put options, the
Funds accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

     Special Risks Associated With Options on Currency. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series.  Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time.
For some options no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options.  If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to

                                      B-27

sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

     A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities.  Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

     The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

Currency Swaps, Mortgage Swaps, Credit Swaps, Index Swaps and Interest Rate
---------------------------------------------------------------------------
Swaps, Caps, Floors and Collars
-------------------------------

     The Funds may enter into currency, mortgage, credit, index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return.  Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies.  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest.  The notional principal amount, however, is tied to a reference pool or pools of mortgages.  Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices.  Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security.  Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment for the other party, upon the occurrence of specified credit events.  The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap.  The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.  An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

     A Fund will enter into interest rate, mortgage and index swaps only on a net basis, which means that the two payment streams are netted out, with the
Fund receiving or paying, as the case may be, only the net amount of the two payments.  Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal.  Accordingly, the risk of loss

                                      B-28

with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the Fund's potential exposure in a transaction involving a swap or an interest rate floor, cap or collar is covered by the segregation of cash or liquid assets or otherwise, the Funds and the Investment Adviser believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

     A Fund will not enter into transactions involving swaps, caps, floors or collars unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the
Investment Adviser.

     The use of interest rate, mortgage, index, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.  The
Investment Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds'
transactions in swaps, caps, floors and collars.

Convertible Securities
----------------------

     Each Fund may invest in convertible securities.  Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer.  As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.  However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.  As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.  Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock.  In evaluating a convertible security, the
Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock.  Convertible debt securities are equity investments for purposes of each Fund's investment policies.

                                      B-29

Preferred Securities
--------------------

     Each Fund may invest in preferred securities.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock.  Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation.  In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Equity Swaps
------------

     Each Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.  Equity swaps may also be used for hedging purposes or to seek to increase total return.  The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.  Equity swap contracts may be structured in different ways.  For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks.  In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.  In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

     A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  Payments may be made at the conclusion of an equity swap contract or periodically during its term.
Equity swaps do not involve the delivery of securities or other underlying assets.  Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make.
If the other party to an equity swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.  Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds' potential exposure, the Funds and their Investment Adviser believe that transactions do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

                                      B-30

     A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Investment Adviser.  A
Fund's ability to enter into certain swap transactions may be limited by tax considerations.

Lending of Portfolio Securities
-------------------------------

     Each Fund may lend portfolio securities.  Under present regulatory policies, such loans may be made to institutions, such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents, letters of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned.  A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice.  For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral.  A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.  As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.  However, the loans would be made only to firms deemed by the Investment Adviser to be of good standing, and when, in the judgment of the Investment Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.  If the Investment Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed one-
third of the value of the total assets of a Fund (including the loan collateral).

     Cash received as collateral for securities lending transactions may be invested in other investment eligible securities.  Investing the collateral subjects it to market depreciation or appreciation, and a Fund is responsible for any loss that may result from its investment of the borrowed collateral.

When-Issued and Forward Commitment Securities
---------------------------------------------

     Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis.  These transactions involve a commitment by a Fund to purchase or sell securities at a future date.  The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated.  When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.  A Fund will generally purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities.  If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it.  A Fund may also sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  The Funds may realize a capital gain or loss in connection with these transactions.

                                      B-31

For purposes of determining each Fund's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A
Fund is generally required to segregate until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price unless the Fund's obligations are otherwise covered. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

Investment in Unseasoned Companies
----------------------------------

     Each Fund may invest in companies (including predecessors) which have operated less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Other Investment Companies
--------------------------

     A Fund reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies (including exchange-traded funds such as SPDRs and iShares(sm), as defined below) but may not invest more than 5% of its total assets inthe securities of any one investment company or acquire more than 3% of the voting securities of any other investment company.  Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an
Investment Adviser or any of its affiliates serves as investment adviser.  A
Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and other fees paid by the Fund.  However, to the extent that a
Fund invests in a money market fund for which the Investment Adviser or any of its affiliates acts as Investment Adviser, the management fees payable by the
Fund to the Investment Adviser will be reduced by an amount equal to the Fund's proportionate share of the management fees paid by such money market fund to the
Investment Adviser or its affiliates.

     SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the
American Stock Exchange).  There is a 5% limit based on total assets on investments by any one Fund in SPDRs.  The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of
(i) a portfolio of securities substantially similar to the component securities
("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index
(the "S&P Index"), (ii) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (iii) a cash payment or credit ("Balancing Amount") designed to equalize the NAV of the S&P Index and the NAV of a Portfolio Deposit.

                                      B-32

     SPDRs are not individually redeemable, except upon termination of the UIT.
To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation
Unit.  The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market.  Upon redemption of a Creation Unit, the
Portfolio will receive Index Securities and cash identical to the Portfolio
Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of SPDRs is derived from and based upon the securities held by the UIT.  Accordingly, the level of risk involved in the purchase or sale of a
SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks.  Disruptions in the markets for the securities underlying
SPDRs purchased or sold by the Funds could result in losses on SPDRs.

     Each Fund may also purchase shares of investment companies investing primarily in foreign securities, including "country funds."  Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region.  Each Fund may, subject to the limitations stated above, invest in iShares(sm) (formerly called World Equity Benchmark Shares or "WEBS")
and similar securities that invest in securities included in foreign securities indices.  iShares(sm) are shares of an investment company that invests substantially all of its assets in securities included in the MSCI indices for specified countries. iShares(sm) are listed on the AMEX and were initially offered to the public in 1996.  The market prices of iShares(sm) are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares(sm) on the AMEX.  To date, iShares(sm)
have traded at relatively modest discounts and premiums to the NAVs.  However,
iShares(sm) have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares(sm) for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of
iShares(sm) will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting iShares(sm) should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected.  If such disruptions were to occur, a Fund could be required to reconsider the use of iShares(sm) as part of its investment strategy.

Repurchase Agreements
---------------------

     Each Fund may enter into repurchase agreements with selected broker-
dealers, banks and other institutions.  The Funds may also enter into repurchase agreements involving certain foreign government securities.  A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price.  Custody of the securities is maintained by each Fund's custodian (or subcustodian).  The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase.  In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

     For purposes of the Act and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security.  For other purposes, it is not always clear

                                      B-33

whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

     The Investment Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security.  Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.  Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice.  Such repurchase agreements will be regarded as liquid instruments.

     In addition, a Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Reverse Repurchase Agreements
-----------------------------

     A Fund may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Fund will sell portfolio securities to dealers in U.S. Government Securities or members of the Federal
Reserve System, with an agreement to repurchase the security on an agreed date, price and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Fund relinquishes may decline below the price the Fund must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Fund's outstanding shares.

     When a Fund enters into a reverse repurchase agreement, it places in a separate custodial account either liquid assets or other high grade debt securities that have a value equal to or greater than the repurchase price.  The account is then continuously monitored to make sure that an appropriate value is maintained.  Reverse repurchase agreements are considered to be borrowings under the Act.

                                      B-34

Portfolio Turnover
------------------

     Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for equity securities, or for other reasons.  It is anticipated that the portfolio turnover rate of each Fund will vary from year to year.

                                      B-35

                            INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the Fund. The investment objective of the Fund and all other investment policies or practices are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.  See
"Investment Objective and Policies" in the Prospectuses.  For purposes of the
Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy;
or (b) more than 50% of the shares of the Trust or a Fund.  For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.  With respect to the Funds' fundamental investment restriction no. 3, asset coverage of at least 300% (as defined in the
Act), inclusive of any amounts borrowed, must be maintained at all times.

     A Fund may not:

          (1)  Make any investment inconsistent with the Fund's classification as a diversified company under the Act.

          (2)  Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities), except that: (a) the Goldman
               Sachs Global Consumer Growth Fund will invest at least 25% or more of its total assets in companies in consumer products and services industries, (b) the Goldman Sachs Global Financial
               Services Fund will invest at least 25% or more of its total assets in companies in financial services industries, (c) the
               Goldman Sachs Global Health Sciences Fund will invest at least
               25% or more of its total assets in companies in health sciences industries, (d) the Goldman Sachs Global Infrastructure and
               Resources Fund will invest at least 25% or more of its total assets in companies in infrastructure and resources industries, and (e) the Goldman Sachs Global Technology Fund will invest at least 25% or more of its total assets in companies in technology industries.

          (3)  Borrow money, except (a) to the extent permitted by applicable law, the Fund may borrow from banks (as defined in the Act), other affiliated investment companies and other persons or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary

                                      B-36

               purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of
               portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law, and (e) the
               Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

          (4)  Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies,
               (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities as permitted by applicable law, and (d) loans to affiliates of the Fund to the extent permitted by law.

          (5)  Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

          (6)  Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of REITs and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

          (7)  Invest in commodities or commodity contracts, except that the
               Fund may invest in currency and financial instruments and
               contracts that are commodities or commodity contracts.

          (8)  Issue senior securities to the extent such issuance would violate applicable law.

     Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

     In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders.

     A Fund may not:

     (a)  Invest in companies for the purpose of exercising control or management.
     (b)  Invest more than 15% of its net assets in illiquid investments including repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act").
     (c)  Purchase additional securities if its borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.
     (d)  Make short sales of securities, except short sales against the box.

                                      B-37

                                   MANAGEMENT

     The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, distributor and transfer agent.
The officers of the Trust conduct and supervise the Fund's daily business operations.

     Information pertaining to the Trustees and officers of the Trust is set forth below.  Trustees and officers deemed to be "interested persons" of the
Trust for purposes of the Act are indicated by an asterisk.

Name, Age                            Positions            Principal Occupation(s)
and Address                          with Trust             During Past 5 Years
-----------                          ----------           -----------------------

Ashok N. Bakhru, 58                  Chairman             Chairman of the Board and Trustee -
P.O. Box 143                         & Trustee            Goldman Sachs Variable Insurance Trust
Lima, PA  19037                                           (registered investment company) (since
                                                          October 1997); President, ABN Associates
                                                          (July 1994-March 1996 and November 1998
                                                          to present); Executive Vice President -
                                                          Finance and Administration and Chief
                                                          Financial Officer, Coty Inc.
                                                          (manufacturer of fragrances and
                                                          cosmetics) (April 1996-November 1998);
                                                          Senior Vice President of Scott Paper
                                                          Company (until June 1994); Director of
                                                          Arkwright Mutual Insurance Company
                                                          (1984-1999); Trustee of International
                                                          House of Philadelphia (1989-Present);
                                                          Member of Cornell University Council
                                                          (1992-Present); Trustee of the Walnut
                                                          Street Theater (1992-Present); Director,
                                                          Private Equity Investors-III (since
                                                          November 1998); and Trustee, Citizens
                                                          Scholarship Foundation of America (since
                                                          1998).

*David B. Ford, 55                   Trustee              Trustee - Goldman Sachs Variable
32 Old Slip                                               Insurance Trust (registered investment
New York, NY  10005                                       company) (since October 1997); Director,
                                                          Commodities Corp. LLC (futures and
                                                          commodities traders) (since April 1997);
                                                          Managing Director, J. Aron & Company
                                                          (commodity dealer and risk

                                      B-38

Name, Age                            Positions            Principal Occupation(s)
and Address                          with Trust             During Past 5 Years
-----------                          ----------           -----------------------

                                                          management adviser) (since November
                                                          1996); Managing Director, Goldman Sachs &
                                                          Co. Investment Banking Division (since
                                                          November 1996); Chief Executive Officer
                                                          and Director, CIN Management (investment
                                                          adviser) (since August 1996); Chief
                                                          Executive Officer & Managing Director and
                                                          Director, Goldman Sachs Asset Management
                                                          International (since November 1995 and
                                                          December 1994, respectively); Co-Head,
                                                          Goldman Sachs Asset Management (since
                                                          November 1995); Co-Head and Director,
                                                          Goldman Sachs Funds Management, L.P.
                                                          (since November 1995 and December 1994,
                                                          respectively); and Chairman and Director,
                                                          Goldman Sachs Asset Management Japan
                                                          Limited (since November 1994).

*Douglas C. Grip, 38                 Trustee              Trustee and President - Goldman Sachs
32 Old Slip                          & President          Variable Insurance Trust (registered
New York, NY  10005                                       investment company) (since October
                                                          1997); Trustee, Trust for Credit Unions
                                                          (registered investment company) (since
                                                          March 1998); Partner, Goldman Sachs
                                                          (since October 2000); Managing Director,
                                                          Goldman Sachs Asset Management Group
                                                          (since November 1997); President,
                                                          Goldman Sachs Funds Group (since April
                                                          1996); and President, MFS Retirement
                                                          Services Inc., of Massachusetts
                                                          Financial Services (prior thereto).

                                      B-39

Name, Age                            Positions            Principal Occupation(s)
and Address                          with Trust             During Past 5 Years
-----------                          ----------           -----------------------

Patrick T. Harker, 42                Trustee              Trustee - Goldman Sachs Variable
Office of the Dean                                        Insurance Trust (registered investment
The Wharton School                                        company) (since August 2000); Dean and
University of Pennsylvania                                Reliance Professor of Operations and
1000 SH-DH                                                Information Management, The Wharton
Philadelphia, PA 19104-6364                               School, University of Pennsylvania
                                                          (since February 2000); Interim and
                                                          Deputy Dean, The Wharton School,
                                                          University of Pennsylvania (since July
                                                          1999); Professor and Chairman of
                                                          Department of Operations and Information
                                                          Management, The Wharton School,
                                                          University of Pennsylvania (July
                                                          1997-August 2000); UPS Transportation
                                                          Professor for the Private Sector,
                                                          Professor of Systems Engineering and
                                                          Chairman of Systems Engineering, School
                                                          of Engineering and Applied Science,
                                                          University of Pennsylvania  (prior
                                                          thereto).

                                      B-40

Name, Age                            Positions            Principal Occupation(s)
and Address                          with Trust            During Past 5 Years
-----------                          ----------           -----------------------

*John P. McNulty, 48                 Trustee              Trustee - Goldman Sachs Variable
32 Old Slip                                               Insurance Trust (registered investment
New York, NY  10005                                       company) (since October 1997); Managing
                                                          Director, Goldman Sachs (since November
                                                          1996) and Head of Investment Management
                                                          Division (since September 1999); General
                                                          Partner, J. Aron & Company (commodity
                                                          dealer and risk management adviser)
                                                          (since November 1995); Director and
                                                          Co-Head, Goldman Sachs Funds Management,
                                                          L.P. (since November 1995); Director,
                                                          Goldman Sachs Asset Management
                                                          International (since January 1996);
                                                          Co-Head, GSAM (November 1995-September
                                                          1999); Director, Global Capital
                                                          Reinsurance (insurance) (since 1989);
                                                          Director, Commodities Corp. LLC (since
                                                          April 1997); and Limited Partner of
                                                          Goldman Sachs (1994-November 1995).

                                      B-41

Name, Age                            Positions            Principal Occupation(s)
and Address                          with Trust            During Past 5 Years
-----------                          ----------           -----------------------

Mary P. McPherson, 65                Trustee              Trustee - Goldman Sachs Variable
The Andrew W. Mellon Foundation                           Insurance Trust (registered investment
140 East 62/nd/ Street                                    company) (since October 1997); Vice
New York, NY  10021                                       President, The Andrew W. Mellon
                                                          Foundation (provider of grants for
                                                          conservation, environmental and
                                                          educational purposes) (since October
                                                          1997); President of Bryn Mawr College
                                                          (1978-1997); Director, Smith College
                                                          (since 1998); Director, Josiah Macy, Jr.
                                                          Foundation (health educational programs)
                                                          (since 1977); Director, Philadelphia
                                                          Contributionship (insurance) (since
                                                          1985); Director Emeritus, Amherst
                                                          College (1986-1998); Director, Dayton
                                                          Hudson Corporation (general retailing
                                                          merchandising) (1988-1997); Director,
                                                          The Spencer Foundation (educational
                                                          research) (since 1993); member of PNC
                                                          Advisory Board (banking) (since 1993);
                                                          and Director, American School of
                                                          Classical Studies in Athens (since 1997).

*Alan A. Shuch, 51                   Trustee              Trustee - Goldman Sachs Variable
32 Old Slip                                               Insurance Trust (registered investment
New York, NY  10005                                       company) (since October 1997); Advisory
                                                          Director - GSAM (since May 1999);
                                                          Limited Partner, Goldman Sachs (prior to
                                                          May 1999); Consultant to GSAM (since
                                                          December 1994).

                                      B-42

Name, Age                            Positions            Principal Occupation(s)
and Address                          with Trust            During Past 5 Years
-----------                          ----------           -----------------------

William H. Springer, 71              Trustee              Trustee - Goldman Sachs Variable
701 Morningside Drive                                     Insurance Trust (registered investment
Lake Forest, IL  60045                                    company) (since October 1997); Director,
                                                          The Walgreen Co. (a retail drug store
                                                          business) (April 1988-January 2000);
                                                          Director, BKF Capital Group, Inc. (a
                                                          public holding company of a registered
                                                          investment adviser) (April
                                                          1992-present); and Chairman and Trustee,
                                                          Northern Institutional Funds (since
                                                          April 1984) and Northern Funds (since
                                                          March 2000).

Richard P. Strubel, 61               Trustee              Trustee - Goldman Sachs Variable
500 Lake Cook Road                                        Insurance Trust (registered investment
Suite 150                                                 company) (since October 1997); President
Deerfield, IL 60015                                       and COO, Unext.com  (provider of
                                                          educational services via the internet)
                                                          (since 1999); Director, Cantilever
                                                          Technologies, Inc. (since 1999);
                                                          Director, Gildan Activewear Inc. (since
                                                          February 1999); Director, Kaynar
                                                          Technologies Inc. (since March 1997);
                                                          Managing Director, Tandem Partners, Inc.
                                                          (1990-1999); Trustee, Northern
                                                          Institutional Funds (since December
                                                          1982) and Northern Funds (since March
                                                          2000).

                                      B-43

Name, Age                            Positions            Principal Occupation(s)
and Address                          with Trust            During Past 5 Years
-----------                          ----------           -----------------------

*John M. Perlowski, 36               Treasurer            Treasurer - Goldman Sachs Variable
32 Old Slip                                               Insurance Trust (registered investment
New York, NY  10005                                       company) (since 1997); Vice President,
                                                          Goldman Sachs (since July 1995); and
                                                          Director/Fund Accounting & Custody,
                                                          Investors Bank & Trust Company (November
                                                          1993-July 1995).

*Philip V. Giuca, Jr., 38            Assistant            Assistant Treasurer - Goldman Sachs
32 Old Slip                          Treasurer            Variable Insurance Trust (registered
New York, NY  10005                                       investment company) (since 1997); and
                                                          Vice President, Goldman Sachs (May
                                                          1992-Present).

*Peter Fortner, 42                   Assistant            Assistant Treasurer - Goldman Sachs
32 Old Slip                          Treasurer            Variable Insurance Trust (registered
New York, NY  10005                                       investment company) (since August 2000);
                                                          Vice President, Goldman Sachs (July 2000
                                                          - present); Associate, Prudential
                                                          Insurance Company of America (November
                                                          1985-June 2000); and Assistant
                                                          Treasurer, certain closed-end funds
                                                          administered by Prudential (1999 and
                                                          2000).

*Kenneth Curran, 37                  Assistant            Assistant Treasurer - Goldman Sachs
32 Old Slip                          Treasurer            Variable Insurance Trust (registered
New York, NY 10005                                        investment company) (since January
                                                          2001); Vice President, Goldman Sachs
                                                          (November 1998-Present); and Senior Tax
                                                          Manager, KPMG Peat Marwick (August
                                                          1995-October 1998).

*James A. Fitzpatrick, 40            Vice President       Vice President - Goldman Sachs Variable
4900 Sears Tower                                          Insurance Trust (registered investment
Chicago, IL  60606                                        company) (since October 1997); Managing
                                                          Director, Goldman Sachs (since October
                                                          1999); Vice President of GSAM (April
                                                          1997-December 1999); and Vice President
                                                          and General Manager, First Data
                                                          Corporation - Investor Services Group
                                                          (1994 to 1997).

                                      B-44

Name, Age                            Positions            Principal Occupation(s)
and Address                          with Trust            During Past 5 Years
-----------                          ----------           -----------------------

*Jesse Cole, 37                      Vice President       Vice President - Goldman Sachs Variable
4900 Sears Tower                                          Insurance Trust (registered investment
Chicago, IL  60606                                        company) (since 1998); Vice President,
                                                          GSAM (since June 1998); Vice President,
                                                          AIM Management Group, Inc. (investment
                                                          advisor) (April 1996-June 1998); and
                                                          Assistant Vice President, The Northern
                                                          Trust Company (June 1987-April 1996).

*Kerry K. Daniels, 37                Vice President       Vice President--Goldman Sachs Variable
4900 Sears Tower                                          Insurance Trust (registered investment
Chicago, IL  60606                                        company) (since April 2000); and
                                                          Manager, Institutional Account
                                                          Administration - Shareholder Services,
                                                          Goldman Sachs (since 1986).

*Mary F. Hoppa, 36                   Vice President       Vice President--Goldman Sachs Variable
4900 Sears Tower                                          Insurance Trust (registered investment
Chicago, IL  60606                                        company) (since April 2000); Vice
                                                          President, Goldman Sachs (since October
                                                          1999); and Senior Vice President and
                                                          Director of Mutual Fund Operations,
                                                          Strong Capital Management (January
                                                          1987-September 1999).

*Christopher Keller, 35              Vice President       Vice President, Goldman Sachs Variable
4900 Sears Tower                                          Insurance Trust (registered investment
Chicago, IL  60606                                        company) (October 2000 - present); Vice
                                                          President, Goldman Sachs (April
                                                          1997-present); and Manager, Andersen
                                                          Consulting (August 1989 - April 1997).

*Howard B. Surloff, 35               Secretary            Assistant Secretary - Goldman Sachs
32 Old Slip                                               Variable Insurance Trust (registered
New York, NY  10005                                       investment company) (since 2001) and
                                                          Assistant Secretary prior thereto;
                                                          Assistant General Counsel, GSAM and
                                                          General Counsel to the U.S. Funds Group
                                                          (since December 1997); Assistant General
                                                          Counsel and Vice President, Goldman
                                                          Sachs (since November 1993 and May 1994,
                                                          respectively); Counsel to the Funds
                                                          Group, GSAM (November 1993-December
                                                          1997).

                                      B-45

Name, Age                            Positions            Principal Occupation(s)
and Address                          with Trust            During Past 5 Years
-----------                          ----------           -----------------------

*Valerie A. Zondorak, 35             Assistant            Assistant Secretary - Goldman Sachs
32 Old Slip                          Secretary            Variable Insurance Trust (registered
New York, NY  10005                                       investment company) (since 1997);
                                                          Assistant General Counsel, GSAM and
                                                          Assistant General Counsel to the Funds
                                                          Group (since December 1997); Vice
                                                          President and Assistant General Counsel,
                                                          Goldman Sachs (since March 1997);
                                                          Counsel to the Funds Group, GSAM (March
                                                          1997-December 1997); and Associate of
                                                          Shereff, Friedman, Hoffman & Goodman
                                                          (September 1990 to February 1997).

*Deborah A. Farrell, 29              Assistant            Assistant Secretary - Goldman Sachs
32 Old Slip                          Secretary            Variable Insurance Trust (registered
New York, NY  10005                                       investment company) (since 1997); Legal
                                                          Products Analyst, Goldman Sachs (since
                                                          December 1998); Legal Assistant, Goldman
                                                          Sachs (January 1996-December 1998);
                                                          Assistant Secretary to the Funds Group
                                                          (1996 to present); Executive Secretary,
                                                          Goldman Sachs (January 1994-January
                                                          1996).

*Kaysie P. Uniacke, 39               Assistant            Assistant Secretary - Goldman Sachs
32 Old Slip                          Secretary            Variable Insurance Trust (registered
New York, NY  10005                                       investment company) (since 1997);
                                                          Managing Director, GSAM (since 1997);
                                                          and Vice President and Senior Fund
                                                          Manager, GSAM (1988 to 1997).

                                      B-46

Name, Age                            Positions            Principal Occupation(s)
and Address                          with Trust            During Past 5 Years
-----------                          ----------           -----------------------

*Elizabeth D. Anderson, 31           Assistant            Assistant Secretary - Goldman Sachs
32 Old Slip                          Secretary            Variable Insurance Trust (registered
New York, NY  10005                                       investment company) (since 1997); Fund
                                                          Manager, GSAM (since April 1996); Junior
                                                          Fund Manager, GSAM (1995-April 1996);
                                                          Funds Trading Assistant, GSAM
                                                          (1993-1995).

*Amy E. Belanger, 31                 Assistant            Assistant Secretary - Goldman Sachs
32 Old Slip                          Secretary            Variable Insurance Trust (registered
New York, NY  10005                                       investment company) (since 1999); Vice
                                                          President, Goldman Sachs (since June
                                                          1999); Counsel, Goldman Sachs (since
                                                          1998); Associate, Dechert Price & Rhoads
                                                          (September 1996-1998).

     Each interested Trustee and officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.  As of March 30, 2001, the
Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     The Trust pays each Trustee, other than those who are "interested persons"
of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee.
Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

                                      B-47

     The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended October 31,
2000:

                                                            Pension or
                                                            Retirement        Total Compensation
                                       Aggregate         Benefits Accrued        From Goldman
                                      Compensation              as            Sachs Funds Complex
                                        from the          Part of Trust's       (including the
Name of Trustee                          Trust/2/            Expenses              Trust)/3/
----------------                      ------------       ----------------     -------------------

Ashok N. Bakhru/1/                       $113,892          $            -               $142,250
David B. Ford                                   0                       -                      0
Douglas C. Grip                                 0                       -                      0
Patrick T. Harker/4/                       22,359                       -                 26,500
John P. McNulty                                 0                       -                      0
Mary P. McPherson                          84,851                       -                106,000
Alan A. Shuch                                   0                       -                      0
Jackson W. Smart/5/                        40,458                       -                 53,500
William H. Springer                        83,157                       -                104,000
Richard P. Strubel                         84,851                       -                106,000
_________________________
/1/ Includes compensation as Chairman of the Board of Trustees.
/2/ Reflects amount paid by the Trust's funds during the fiscal year ended
    October 31, 2000.  During this period, the Funds had not offered shares.
/3/ The Goldman Sachs Funds complex consists of the Goldman Sachs Trust and
    Goldman Sachs Variable Insurance Trust. Goldman Sachs Trust consisted of 54 mutual funds, including 23 equity funds, as of October 31, 2000. Goldman
    Sachs Variable Insurance Trust consisted of 10 mutual funds as of October
    31, 2000.
/4/ Mr. Harker was appointed to the Board of Trustees on August 29, 2000.
/5/ No longer a Trustee of the Trust.

     Class A Shares of the Funds may be sold at NAV without payment of any sales charge to Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any trustee or officer of the Trust and designated family members of any of the above individuals.
These and the Funds' other sales load waivers are due to the nature of the investors and/or the reduced sales effort and expense that are needed to obtain such investments.

     The Trust, the Investment Adviser and the Trust's principal underwriter have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Fund.

                                      B-48

Management Services
-------------------

     As stated in the Funds' Prospectus, GSAM, 32 Old Slip, New York, New York,
a business unit of the IMD of Goldman Sachs, and GSAMI, Procession House, 55
Ludgate Hill, London, England EC4M 7JW, an affiliate of Goldman Sachs, together serve as Investment Adviser to each Fund.  See "Service Providers" in the Funds'
Prospectuses for a description of the Investment Adviser's duties to the Funds.

     The Goldman Sachs Group, L.P. which controlled the Funds' Investment
Adviser, merged into The Goldman Sachs Group, Inc. as a result of an initial public offering in 1999.

     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States.  Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments.  Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24-hours a day.  The firm is headquartered in New York and has offices throughout the United States and in
Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan,
Montreal, Osaka, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei,
Tokyo, Toronto, Vancouver and Zurich.  It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore.  The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.  Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

     The Investment Adviser is able to draw on the substantial research and market expertise of Goldman Sachs, whose investment research effort is one of the largest in the industry.  The Goldman Sachs Global Investment Research
Department covers approximately 2,200 companies, including approximately 1,000
U.S. corporations in 60 industries.  The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Investment
Adviser.

     For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey.  In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the United States and abroad.  Goldman
Sachs is also among the leading investment firms using quantitative analytics
(now used by a growing number of investors) to structure and evaluate portfolios.

     In managing the Funds, the Investment Adviser has access to Goldman Sachs'
economics research.  The Economics Research Department based in London, conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movements worldwide.  The Economics Research
Department tracks factors such as inflation

                                      B-49

and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in various external surveys such as Extel, Institutional Investor and Reuters. These rankings acknowledge the achievements of the firm's economists, strategists and equity analysts.

     The Management Agreement provides that GSAM and GSAMI, in their capacity as
Investment Adviser, may render similar services to others as long as the services under the Management Agreements are not impaired thereby.  The
Management Agreement was initially approved with respect to the Funds by the
Trustees, including a majority of the non-interested Trustees (as defined below)
who are not parties to the Management Agreement on January 30, 2001.  The Funds'
sole shareholder approved these arrangements on March 27, 2001.  The Management
Agreement will remain in effect until June 30, 2001 and will continue in effect with respect to the applicable Fund from year to year thereafter provided such continuance is specifically approved at least annually by (i) the vote of a majority of such Fund's outstanding voting securities or a majority of the
Trustees of the Trust, and (ii) the vote of a majority of the non-interested
Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

     The Management Agreement will terminate automatically if assigned (as defined in the Act).  The Management Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the applicable Fund on 60 days' written notice to the Investment Adviser and by the Investment Adviser on 60 days' written notice to the Trust.

     Pursuant to the Management Agreement, the Investment Adviser is entitled to receive fees, payable monthly, at the annual rate of 1.10% of each Fund's average daily net assets.  Prior to the date of this Additional Statement, no shares of the Funds had been offered and, accordingly, no fees were paid by the
Funds to the Investment Adviser pursuant to the Management Agreement.

     The Investment Adviser performs administrative services for the Funds under the Management Agreement.  Such administrative services include, subject to the general supervision of the Trustees of the Trust, (a) providing supervision of all aspects of the Funds' non-investment operations (other than certain operations performed by others pursuant to agreements with the Funds); (b)
providing the Funds, to the extent not provided pursuant to the agreement with the Trust's custodian, transfer and dividend disbursing agent or agreements with other institutions, with personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds; (c) arranging, to the extent not provided pursuant to such agreements, for the preparation, at the Funds' expense, of each  Fund's tax returns, reports to shareholders, periodic updating of the Funds'
prospectuses and statements of additional information, and reports filed with the SEC and other regulatory authorities; (d) providing the Funds, to the extent not provided pursuant to such agreements, with adequate office space

                                      B-50

certain related office equipment and services; and (e) maintaining all of the
Funds' records other than those maintained pursuant to such agreements.

     Activities of Goldman Sachs and Its Affiliates and Other Accounts Managed
by Goldman Sachs.  The involvement of the Investment Adviser and Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

     Goldman Sachs and its affiliates, including, without limitation, the
Investment Adviser and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the
Funds.  Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed-income markets, in each case both on a proprietary basis and for the accounts of customers.  As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest.  Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on each
Fund's performance.  Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Investment
Adviser's and its advisory affiliates' asset management activities, will be executed independently of the Fund's transactions and thus at prices or rates that may be more or less favorable.  When the Investment Adviser and its advisory affiliates seek to purchase or sell the same assets for its managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable.  In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.  As a result, there may be periods, for example, when the Investment Adviser and/or its affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Investment Adviser and/or its affiliates are performing services or when position limits have been reached.

     In connection with the management of the Funds, the Investment Adviser may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates.  The Investment Adviser will not be under any obligation, however, to effect transactions on behalf of the
Funds in accordance with such analysis and models.  In addition, neither Goldman
Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the
Investment Adviser will have access to such information for the purpose of

                                      B-51

managing the Funds.  The proprietary activities or portfolio strategies of
Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Investment Adviser in managing the
Funds.

     The results of each Fund's investment activities may differ significantly from the results achieved by the Investment Adviser and its affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them.  It is possible that Goldman
Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a
Fund.  Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts.  The opposite result is also possible.

     The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Funds in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities but will not be involved in the day-to-day management of such Fund.  In such instances, those individuals may, as a result, obtain information regarding the
Fund's proposed investment activities which is not generally available to the public.  In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities, currencies and investments similar to those in which the Fund invests.

     In addition, certain principals and certain of the employees of the
Investment Adviser are also principals or employees of Goldman Sachs or their affiliated entities.  As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

     The Investment Adviser may enter into transactions and invest in currencies or instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer.  In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions.  Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman
Sachs or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of a
Fund.  The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds.  At times, these activities may cause

                                      B-52

departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interests of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arms-length basis.

     Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing.  Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund.  Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the
Fund's expense ratio.  Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account.  A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio.  Goldman
Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market.  From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities.  When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Investment Adviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.

Distributor and Transfer Agent
------------------------------

     Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts"
arrangement as provided by a distribution agreement with the Trust on behalf of the Funds. Shares of the Funds are offered and sold on a continuous basis by
Goldman Sachs, acting as agent.  Pursuant to the distribution agreement, after the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors.
Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (the "Authorized Dealers")
to solicit subscriptions for Class A, Class B and Class C shares of the Funds.
Goldman Sachs receives a portion of the sales charge imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B and Class C Shares
(and in certain cases, Class A Shares), of the Funds.  Prior to the date of this
Additional Statement, no shares of the Funds had been offered and, accordingly,
Goldman Sachs retained no sales commissions.

                                      B-53

     Goldman Sachs, 4900 Sears Tower, Chicago, IL 60606 serves as the Trust's transfer and dividend disbursing agent.  Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust with respect to each
Fund to: (i) record the issuance, transfer and redemption of shares, (ii)
provide purchase and redemption confirmations and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust's custodian and the relevant sub-custodian in connection with redemptions, (iv)
provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annual basis, to 0.04% of average daily net assets with respect to each Fund's Institutional and Service
Shares and 0.19% of average daily net assets with respect to each Fund's Class
A, Class B and Class C Shares (less transfer agency expenses borne by a share class).  Prior to the date of this Additional Statement, no shares of the Funds had been offered and, accordingly, no fees were paid by the Funds to Goldman
Sachs as transfer agent.

     The Trust's distribution and transfer agency agreements each provide that
Goldman Sachs may render similar services to others so long as the services
Goldman Sachs provides thereunder to the Funds are not impaired thereby.  Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.

Expenses
--------

     The Trust, on behalf of each Fund, is responsible for the payment of each
Fund's respective expenses.  The expenses include, without limitation, the fees payable to the Investment Adviser, service fees and shareholder administration fees paid to Service Organizations, the fees and expenses of the Trust's custodian and subcustodians, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs or its affiliates with respect to the Trust), expenses of preparing and setting in type Prospectuses, Additional Statements, proxy material, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its distribution and service plans, any compensation and expenses of its "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust.  Except for fees and expenses under any service plan, shareholder administration plan or distribution and service plan applicable to a particular class and transfer agency fees and expenses, all Fund expenses are borne on a non-class specific basis.

                                      B-54

     The imposition of the Investment Adviser's fee, as well as other operating expenses, will have the effect of reducing the total return to investors.  From time to time, the Investment Adviser may waive receipt of fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering that Fund's overall expense ratio and increasing total return to investors at the time such amounts are waived or assumed, as the case may be.

     As of the date of this Additional Statement, the Investment Adviser has agreed to reduce or limit certain "Other Expenses" (excluding management fees, service fees, shareholder administration fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification and other extraordinary expenses) for the following
Funds to the extent such expenses exceed to the following percentage of each
Fund's average daily net assets:

                                                   Other
                                                   Expenses
                                                   --------
Global Consumer Growth Fund                        0.11%
Global Financial Services Fund                     0.11%
Global Health Sciences Fund                        0.11%
Global Infrastructure and Resources Fund           0.11%
Global Technology Fund                             0.11%

     Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the Investment Adviser in their discretion at any time.

     Fees and expenses of legal counsel, registering shares of each Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department.
Each Fund may also bear an allocable portion of the costs incurred by the
Investment Adviser in performing certain accounting services not being provided by the Trust's custodian.

Custodian and Sub-Custodians
----------------------------

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash.  State Street also maintains the
Trust's accounting records.  State Street may appoint domestic and foreign sub-
custodians from time to time to hold certain securities purchased by the Trust in foreign countries and to hold cash and currencies for the Trust.

Independent Auditors
--------------------

     Ernst & Young, LLP, independent auditors,  787 7/th/ Avenue, New York, New
York 10019, have been selected as auditors of the Funds of the Trust for the fiscal year ending October 31, 2001.  In addition to audit services, Ernst &
Young will prepare the Funds' federal and state tax returns, and will provide consultation and assistance on accounting, internal control and related matters.

                                      B-55

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Investment Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.  Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.  Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law,
Goldman Sachs.

     In the over-the-counter market, securities are generally traded on a "net"
basis with dealers acting as principal for their own accounts without a stated
commission, although the price of a security usually includes a profit to the dealer.  In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of a Fund, the Investment
Adviser is generally required to give primary consideration to obtaining the most favorable execution and net price available.  This means that the
Investment Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. As permitted by Section 28(e) of the
Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction.  Such practice is subject to a good faith determination that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time.  While the Investment
Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.
Within the framework of this policy, the Investment Adviser will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Investment Adviser and its affiliates, or their other clients.  Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer-related costs and expenses), advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or the purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts, effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) and providing lawful and appropriate assistance to the Investment
Adviser in the performance of its decision-making responsibilities.  Such services are used by the Investment Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts.  Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than

                                      B-56

those of a Fund, and the services furnished by such brokers may be used by the
Investment Adviser in providing management services for the Trust.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies or accounts managed by the Investment Adviser.  This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund.

     On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers
(including any other fund or other investment company or advisory account for which such Investment Adviser acts as investment adviser or sub-investment adviser), the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable  execution under the circumstances.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers.  In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates.  The allocation of orders among brokers and the commission rates paid are reviewed periodically by the
Trustees.

     Subject to the above considerations, the Investment Adviser may use Goldman
Sachs as a broker for a Fund.  In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and customary.  This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.  As of the date of this Additional Statement, no shares of the Funds had been offered and, accordingly, the Funds had paid no brokerage commissions.

                                NET ASSET VALUE

     Under the Act, the Trustees are responsible for determining in good faith the fair value of securities of each Fund.  In accordance with procedures adopted by the Trustees, the net value per share of each class of each Fund is calculated by determining the value of the net assets attributed to

                                      B-57

each class of that Fund and dividing by the number of outstanding shares of that class. All securities are valued as of the close of regular trading on the New
York Stock Exchange (normally, but not always, 4:00 p.m. New York time) on each
Business Day. The term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New
York Stock Exchange is closed on the following holidays: New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day.

     In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees will reconsider the time at which NAV is computed.  In addition, each Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

     Portfolio securities of a Fund for which accurate market quotations are available are valued as follows:  (i) securities listed on any U.S. or foreign stock exchange or on the National Association of Securities Dealers Automated
Quotations System ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date.
If there is no sale on the valuation day, securities traded will be valued at the closing bid price, or if a closing bid price is not available, at either the exchange or system-defined close price on the exchange or system in which such securities are principally traded.  If the relevant exchange or system has not closed by the above-mentioned time for determining the Funds NAV, the securities will be valued at the last sale price, or if not available at the bid price at the time the NAV is determined; (ii) over-the-counter securities not quoted on
NASDAQ will be valued at the last sale price on the valuation day or, if no sale occurs, at the last bid price at the time NAV is determined; (iii) equity securities for which no prices are obtained under section (i) or (ii) including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued at their fair value in accordance with procedures approved by the Board of Trustees; (iv) fixed-income securities with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service (e.g., Merrill Lynch, J.J. Kenny, Muller Data Corp.,
Bloomberg, EJV, Reuters or Standard & Poor's); (v) fixed-income securities for which accurate market quotations are not readily available are valued by the
Investment Adviser based on valuation models that take into account spread and daily yield changes on government securities in the appropriate market (i.e., matrix pricing); (vi) debt securities with a remaining maturity of 60 days or less are valued by the Investment Adviser at amortized cost, which the Trustees have determined to approximate fair value; and (vii) all other instruments, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued at fair value in accordance with the valuation procedures approved by the Board of Trustees.

     The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at current exchange rates of such currencies against U.S. dollars last quoted by

                                      B-58

any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board of
Trustees.

     Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each Business Day in New York (i.e., a day on which the New York Stock Exchange is open for trading).  In addition,
European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York.  Furthermore, trading takes place in various foreign markets on days which are not Business
Days in New York and days on which the Funds' NAVs are not calculated.  Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation.
The impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the
New York Stock Exchange will normally not be reflected in a Fund's next determined NAV unless the Trust, in its discretion, makes an adjustment in light of the nature and materiality of the event, its effect on Fund operations and other relevant factors.

     The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund or series and constitute the underlying assets of that Fund or series.  The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the NAVs of the respective Funds or series except where allocations of direct expenses can otherwise be fairly made.

                            PERFORMANCE INFORMATION

     Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature.
Average annual total return and yield are computed pursuant to formulas specified by the SEC.

     Thirty-day yield is derived by dividing net investment income per share earned during the period by the maximum public offering price per share on the last day of such period.  The results are compounded on a bond equivalent (semi-
annual) basis and then annualized.  Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period.  The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

     Distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the NAV per share or maximum public offering price on the last day of the period.

                                      B-59

     Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period.  This calculation assumes a complete redemption of the investment.  It also assumes that all dividends and distributions are reinvested at NAV on the reinvestment dates during the period.

     Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a
$1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

     Total return calculations for Class A Shares reflect the effect of paying the maximum initial sales charge.  Investment at a lower sales charge would result in higher performance figures.  Total return calculations for Class B and
Class C Shares reflect deduction of the applicable CDSC imposed upon redemption of Class B and Class C Shares held for the applicable period.  Each Fund may also from time to time advertise total return on a cumulative, average, year-by-
year or other basis for various specified periods by means of quotations, charts graphs or schedules.  In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV.  Any performance information which is based on a Fund's NAV per Share would be reduced if any applicable sales charge were taken into account.  In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.  The Funds' performance quotations do not reflect any fees charged by an Authorized Dealer, Service Organization or other financial intermediary to its customer accounts in connection with investments in the Funds.

     Each Fund's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time.  Past performance is not necessarily indicative of future return.  Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors.  Performance is one basis investors may use to analyze a Fund as compared to other funds and other investment vehicles.
However, the performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing NAV and determining performance.

     Occasionally, statistics may be used to specify Fund volatility or risk.
Measures of volatility or risk are generally used to compare a Fund's NAV or performance relative to a market index.  One measure of volatility is beta.
Beta is the volatility of a Fund relative to the total market.  A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than
1.00 indicates volatility less than the market.  Another measure of volatility or risk is standard deviation.  Standard deviation is used to measure variability of NAV or total return around an average, over a

                                      B-60

specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

     From time to time the Trust may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to)
Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger
Investment Companies Service, iMoneyNet, Inc.'s Money Fund Report, Micropal,
Barron's, Business Week, Consumer's Digest, Consumer's Report, Investors
Business Daily, The New York Times, Kiplinger's Personal Finance Magazine,
Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor,
Sylvia Porter's Personal Finance and The Wall Street Journal.  The Trust may
also advertise information which has been provided to the NASD for publication in regional and local newspapers.  In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including:  (i) the Lipper Analytical Services, Inc. Mutual Fund
Performance Analysis, Fixed-Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (ii) the CDA Mutual Fund Report published by CDA
Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (iii) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (iv) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (v) the Salomon Brothers' World
Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (vi) the Lehman Brothers Aggregate Bond Index or its component indices; (vii) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S.  Government bonds);
(viii) the J.P. Morgan Global Government Bond Index; (ix) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements; (x) iMoneyNet, Inc.'s Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds);  (xi) the Hambrecht & Quist
Growth Stock Index; (xii) the NASDAQ OTC Composite Prime Return; (xiii) the
Russell Midcap Index; (xiv) the Russell 2000 Index - Total Return; (xv) the
Russell 1000 Value Index; (xvi) the Russell 1000 Growth Index-Total Return;
(xvii) the Value-Line Composite-Price Return; (xviii) the Wilshire 4500 Index;
(xix) the FT-Actuaries Europe and Pacific Index; (xx) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First
Boston Corporation, Morgan Stanley (including the EAFE Indices, the Morgan
Stanley World Index, the Morgan Stanley Capital International Combined Asia ex
Japan Free Index and the Morgan Stanley Capital International Emerging Markets
Free Index), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or
other providers of such data; (xxi) CDA/Wiesenberger Investment Companies
Services or Wiesenberger Investment Companies Service; (xxii) The Goldman Sachs
Commodities Index; (xxiii) information produced by Micropal, Inc.; and (xxiv)
The Tokyo Price Index.  The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolio.  These indices and averages are generally unmanaged

                                     B-61

and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

     Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals.  Such information may address:

     .   cost associated with aging parents;

     .   funding a college education (including its actual and estimated cost);

     .   health care expenses (including actual and projected expenses);

     .   long-term disabilities (including the availability of, and coverage provided by, disability insurance);

     .   retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets);

     .   asset allocation strategies and the benefits of diversifying among asset classes;

     .   the benefits of international and emerging market investments;

     .   the effects of inflation on investing and saving;

     .   the benefits of establishing and maintaining a regular pattern of investing and the benefits of dollar-cost averaging; and

     .   measures of portfolio risk, including but not limited to, alpha, beta and standard deviation.

The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

     .   the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

     .   the dollar and non-dollar based returns of various market indices (for example, Morgan Stanley World Index, Morgan Stanley Capital
         International EAFE Index,

                                     B-62

         FT-Actuaries Europe & Pacific Index and the Standard & Poor's
         Index of 500 Common Stocks) over varying periods of time;

     .   total stock market capitalizations of specific countries and regions on a global basis;

     .   performance of securities markets of specific countries and regions;
         and

     .   value of a dollar amount invested in a particular market or type of security over different periods of time.

     In addition, the Trust may from time to time include rankings of Goldman,
Sachs & Co.'s research department by publications such as the Institutional
Investor and the Wall Street Journal in advertisements.

     From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a Fund.
Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

     The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment
Adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

     In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations.  Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies.  Such advertisements and information may include other materials which highlight or summarize the services provided in support of an asset allocation program.

     The Funds' performance data will be based on historical results and will not be intended to indicate future performance.  The Funds' total return and yield will vary based on market conditions, Fund expenses, Fund investments and other factors.  The value of each Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption.  The
Trust may also, at its discretion, from time to time make a list of the Funds'
holdings available to investors upon request.

     Total return will be calculated separately for each class of shares in existence.  Because each class of shares is subject to different expenses, total return with respect to each class of shares of the Funds will differ.  As of the date of this Additional Statement, no shares of the Funds had been offered and accordingly, no performance information is available.

                                     B-63

                              SHARES OF THE TRUST

     Goldman Sachs Trust, a Delaware business trust, was established by a
Declaration of Trust dated January 28, 1997.  The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders.  The
Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares.  As of the date of this Additional
Statement, the Trustees have classified the shares of the Funds into five classes: Institutional Shares, Service Shares, Class A Shares, Class B Shares
and Class C Shares.

     Each Institutional Share, Service Share, Class A Share, Class B Share and
Class C Share of a Fund represents a proportionate interest in the assets belonging to the applicable class of the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service and
Shareholder Administration Plans are borne exclusively by Service Shares, fees under Distribution and Service Plans are borne exclusively by Class A, Class B or Class C Shares and transfer agency fees are borne at different rates by different share classes.  The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service.  Each class of shares may have different minimum investment requirements and be entitled to different shareholder services.  With limited exceptions, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund.  See "Shareholder Guide" in the
Prospectus.

     Institutional Shares may be purchased at NAV without a sales charge for accounts in the name of an investor or institution that is not compensated by a
Fund under a Plan for services provided to the institution's customers.

     Service Shares may be purchased at NAV without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration services and shareholder liaison services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares.  Service Shares bear the cost of account service fees and shareholder administration fees at the annual rate of up to 0.25% and 0.25%, respectively, of the average daily net assets attributable to such Service Shares.

     Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of
Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have sales agreements with Goldman Sachs.  Class A Shares bear the cost of distribution fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares.  Class A Shares also bear the cost of service fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class A Shares.  With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the
Distribution and Service Plan for personal and account maintenance services and expenses so

                                     B-64

long as such total compensation under the Plan does not exceed the maximum cap on "service fees" imposed by the NASD.

     Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the NASD and certain other financial services firms that have sales arrangements with Goldman
Sachs.  Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to
Class B Shares.  Class B Shares also bear the cost of service fees at an annual rate of up to 0.25% of the average daily net assets attributable to such Class B
Shares.

     Class C Shares of the Funds are sold subject to a contingent deferred sales charge of up to 1.0% through brokers and dealers who are members of the NASD and certain other financial services firms that have sales arrangements with Goldman
Sachs.  Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to
Class C Shares.  Class C Shares also bear the cost of service fees at an annual rate of up to 0.25% of the average daily net assets attributable to such Class C
Shares.

     It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares, Class B Shares
and Class C Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund.  Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above.
Similarly, the NAV per share may differ depending upon the class of shares purchased.

     Certain aspects of the shares may be altered after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

     When issued, shares are fully paid and non-assessable.  In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders.  All shares are freely transferable and have no preemptive, subscription or conversion rights.

     The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series.  In addition,
Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter.  Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series.  However, Rule 18f-2 exempts the selection of independent public accountants, the approval of

                                     B-65

principal distribution contracts and the election of trustees from the separate voting requirements of Rule 18f-2.

     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of the shareholders, either to one vote for each share or to one vote for each dollar of NAV represented by such shares on all matters presented to shareholders including the elections of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the
Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings.  The Trustees will call a special meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.  The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of
Trust and such other matters as the Trustees may determine or may be required by law.

     The Declaration of Trust provides for indemnification of Trustees, officers, employees and agents of the Trust unless the recipient is adjudicated
(i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office; or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of
Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

     The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust, series or its respective shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any successor series or class to maintain its assets at an appropriate size; (ii)
changes in laws or regulations governing the Trust, series or class or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

     The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other

                                     B-66

organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company with substantially the same investment objective, restrictions and policies.

     The Declaration of Trust permits the Trustees to amend the Declaration of
Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would adversely affect the voting rights of shareholder; (ii) that is required by law to be approved by shareholders;
(iii) that would amend the voting provisions of the Declaration of Trust; or
(iv) that the Trustees determine to submit to shareholders.

     The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. The Series Trustees have, to the exclusion of any other
Trustees of the Delaware Trust, all the powers and authorities of Trustees under the Declaration of Trust with respect to any other series or class.

Shareholder and Trustee Liability
---------------------------------

     Under Delaware law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust.  Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states.  As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability.  To guard against this risk, the Declaration of
Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund.  Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the
Trustees.  The Declaration of Trust provides for indemnification by the relevant
Fund for all loss suffered by a shareholder as a result of an obligation of the series.  The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon.  In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

     In addition to the requirements under Delaware law, the Declaration of
Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least
10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the
Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim.  The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an

                                     B-67

undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     The Declaration of Trust further provides that the Trustees will not be liable for error of judgment or mistakes of fact or law, but nothing in the
Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                                   TAXATION

     The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust.  This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions.  Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund.  The summary is based on the laws in effect on the date of this
Additional Statement, which are subject to change.

General
-------

     Each Fund is a separate taxable entity.  Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

     There are certain tax requirements that all Funds must follow in order to avoid federal taxation.  In their efforts to adhere to these requirements, the
Funds may have to limit their investment activities in some types of instruments.  Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such
Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10%
of the outstanding voting securities of such issuer, and (ii) not more than 25%
of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.  For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such
Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity

                                     B-68

investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a
Fund's portfolio or anticipated to be acquired may not qualify as "directly-
related" under these tests.

     If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least
90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders.  However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained.  If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income.  Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest.
Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below.  However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources.  If for any taxable year a
Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

     In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed

                                     B-69

on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared.
Each Fund anticipates that it will generally make timely distributions of income and capital gains in compliance with these requirements so that it will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.

     Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses.  Certain of the futures contracts, forward contracts and options held by a Fund will be required to be
"marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year.
These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash.  Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss.  As a result of certain hedging transactions entered into by a Fund, the
Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distributions to shareholders.  Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund.  Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-
denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years.
Net loss, if any, from certain foregoing currency transactions or instruments could exceed net investment income otherwise calculated for

                                     B-70

accounting purposes with the result being either no dividends being paid or a portion of a Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

     A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark to market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts.  In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

     Each Fund anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.  If more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue
Service pursuant to which shareholders of the Fund would be required to (i)
include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

     If a Fund makes this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes.  Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

     If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by a Fund, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income.  For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources.
This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes.  As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of the Funds may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a
Fund.

                                     B-71

     Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election.  Each year, if any, that a Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country.  If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

     If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income
("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders.  The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax.  In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include each year certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash.  Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     Investments in lower-rated securities may present special tax issues for a
Fund to the extent actual or anticipated defaults may be more likely with respect to such securities.  Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.  These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

Taxable U.S. Shareholders - Distributions
-----------------------------------------

     For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

     Distributions from investment company taxable income for the year will be taxable as ordinary income unless a shareholder's investment is in an IRA or other tax-advantage account.  Distributions designated as derived from a Fund's dividend income, if any, that would be eligible

                                     B-72

for the dividends received deduction if such Fund were not a regulated investment company may be eligible, for the dividends received deduction for corporate shareholders. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Because eligible dividends are limited to those a
Fund receives from U.S. domestic corporations, it is possible that a substantial portion of the distributions made by a Fund will not qualify for the dividends-
received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Such long-term capital gain will be taxed at a maximum rate of 20% (10% for those shareholders in the 15% tax bracket). In addition, any long-term gain distributions related to assets held for more than five years and sold after December 31, 2000 will be taxed at a maximum rate of
8% for those shareholders in the 15% tax bracket. For taxpayers in higher tax brackets, the capital gains tax rate will be reduced from 20% to 18% for long-
term gain distributions related to assets acquired after December 31, 2000 and held for more than five years. Distributions, if any, that are in excess of a
Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Taxable U.S. Shareholders - Sale of Shares
------------------------------------------

     When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. (To aid in computing its tax basis, a shareholder should generally retain its account statement for the period that it held shares).  If the shareholder holds the shares as a capital asset at the time of sale, the character of the gain or loss should be capital, and treated as long-term if the shareholder's holding period is more than one year, and short-term otherwise.  In general, the maximum long-term capital gain rate will be 20% for capital gains on assets held more than one year (10% for those shareholders in the 15% tax bracket).  In addition, gains related to the sale of shares held for more than five years and sold after December 31, 2000 will be taxed at a maximum rate of 8% for those shareholders in the 15% tax bracket.
For shareholders in higher tax brackets, the capital gains tax rate will be reduced from 20% to 18% for

                                     B-73

any shares acquired after December 31, 2000 (or marked-to-market at the beginning of 2001) and held for more than five years. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares.
Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning
30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

     Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends)
and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the
Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report  interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding.  A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.  If a shareholder does not have a TIN, it should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS).
Backup withholding could apply to payments relating to a shareholder's account while it is waiting receipt of a TIN.  Special rules apply for certain entities.
For example, for an account established under a Uniform Gifts or Transfer to
Minors Act, the TIN of the minor should be furnished.

Non-U.S. Shareholders
---------------------

     The discussion above relates solely to U.S. federal income tax law as it applies to "U.S. persons" subject to tax under such law. Shareholders who, as to the United States, are not "U.S. persons," (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S.
federal

                                     B-74

withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a
Fund which are designated as undistributed capital gains, to a non-U.S.
shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by a Fund to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

     Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

     Non-U.S. persons who fail to furnish a Fund with the proper IRS Form W-8
(i.e., W-8 BCN, W-8 ECI, W-8 IMY or W-8 EXI) or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges.  Also, non-U.S. shareholders may be subject to estate tax.  Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

State and Local
---------------

     Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business.  In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities.  Shareholders should consult their own tax advisers concerning these matters.

                               OTHER INFORMATION

     Each Fund will redeem shares solely in cash up to the lesser of $250,000 or
1% of the NAV of the Fund during any 90-day period for any one shareholder.
Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or
1% of the NAV at the time of the redemption by a distribution in kind of securities (instead of cash) from such Fund.  The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's NAV per share.  See "Net Asset Value."
If a shareholder

                                     B-75

receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

     The right of a shareholder to redeem shares and the date of payment by each
Fund may be suspended for more than seven days for any period during which the
New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the
SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of such Fund.
(The Trust may also suspend or postpone the recommendation of the transfer of shares upon the occurrence of any of the foregoing conditions).

     As stated in the Prospectuses, the Trust may authorize Service
Organizations and other institutions that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders.
These institutions may receive payments from the Trust or Goldman Sachs for
their services.   Certain Service Organizations or institutions may enter into sub-transfer agency agreements with the Trust or Goldman Sachs with respect to their services.

     The Investment Adviser, Distributor and/or their affiliates may pay, out of their own assets, compensation to Authorized Dealers, Service Organizations and
other financial intermediaries ("Intermediaries") in connection with the sale and distribution of shares of the Funds and/or servicing of these shares.  These payments ("Additional Payments") would be in addition to the payments by the
Funds described in the Funds' Prospectuses and this Additional Statement for distribution and shareholder servicing and processing, and would also be in addition to the sales commissions payable to Intermediaries as set forth in the
Prospectuses.  These Additional Payments may take the form of "due diligence"
payments for an Intermediary's examination of the Funds and payments for providing extra employee training and information relating to the Funds;
"listing" fees for the placement of the Funds on an Intermediary's list of mutual funds available for purchase by its customers; "finders" or "referral"
fees for directing investors to the Funds; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances.  In addition, the Investment Adviser, Distributor and/or their affiliates may make Additional
Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder administration, servicing and processing fees paid by the Funds.  The Additional Payments made by the
Investment Adviser, Distributor and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an
Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for different Intermediaries.  Furthermore, the Investment Adviser, Distributor
and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions.  The Investment Adviser,
Distributor and their affiliates may also pay for the travel expenses, meals, lodging and

                                     B-76

entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable NASD regulations.

     In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares.  Instead, the Transfer Agent maintains a record of each shareholder's ownership.  Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent.  Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

     The Prospectuses and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the
1933 Act with respect to the securities offered by the Prospectuses.  Certain portions of the Registration Statement have been omitted from the Prospectuses and this Additional Statement pursuant to the rules and regulations of the SEC.
The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectuses or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration
Statement of which the Prospectuses and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                     B-77

                        DISTRIBUTION AND SERVICE PLANS
           (Class A Shares, Class B Shares and Class C Shares Only)

     Distribution and Service Plans.  As described in the Prospectus, the Trust has adopted, on behalf of the Class A, Class B and Class C Shares of each Fund, distribution and service plans (each a "Plan") pursuant to Rule 12b-1 under the
Act.  See "Shareholder Services" in the Prospectus.

     The Plans for each Fund were initially approved on  January 30, 2001 by a majority vote of the Trustees of the Trust, including a majority of the non-
interested Trustees of the Trust who have no direct or indirect financial interest in the Plans, cast in person at a meeting called for the purpose of approving the Plans.

     The compensation for distribution services payable under a Plan may not exceed 0.25%, 0.75% and 0.75%, per annum of a Fund's average daily net assets attributable to Class A, Class B and Class C Shares, respectively.  Under the
Plans for Class A, Class B and Class C Shares, Goldman Sachs is also entitled to received a separate fee for personal and account maintenance services equal to an annual basis of 0.25% of a Fund's average daily net assets attributable to
Class A, Class B or Class C Shares.  With respect to Class A Shares, the
Distributor at its discretion may use compensation for distribution services paid under the Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on "service fees" imposed by the NASD.

     Each Plan is a compensation plan which provides for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs.
If such fee exceeds Goldman Sachs' expenses, Goldman Sachs may realize a profit from these arrangements.  The distribution fees received by Goldman Sachs under the Plans and contingent deferred sales charge on Class A, Class B and Class C
Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of Class A,
Class B and Class C Shares.  To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Fund's Class A, Class B and Class C Shares.

     Under each Plan, Goldman Sachs, as distributor of each Fund's Class A,
Class B and Class C Shares, will provide to the Trustees of the Trust for their review, and the Trustees of the Trust will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the
Plans and the purposes for which such services were performed and expenditures were made.

     The Plans will remain in effect until May 1, 2001 and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested
Trustees of the Trust who have no direct or indirect financial interest in the
Plans. The Plans may not be amended to increase materially the amount of distribution compensation without approval of a majority of the outstanding
Class A, Class B or

                                     B-78

Class C Shares of the affected Fund and share class. All material amendments of a Plan must also be approved by the Trustees of the Trust in the manner described above. A Plan may be terminated at any time without payment of any penalty by a vote of a majority of the non-interested Trustees of the Trust or by vote of a majority of the Class A, Class B or Class C Shares, respectively, of the affected Fund and share class. If a Plan was terminated by the Trustees of the Trust and no successor plan was adopted, the Funds would cease to make payments to Goldman Sachs under the Plan and Goldman Sachs would be unable to recover the amount of any of its unreimbursed expenditures. So long as a Plan is in effect, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of the non-interested Trustees of the Trust.
The Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plans will benefit the Funds and its Class A,
Class B and Class C Shareholders. As of the date of this Additional Statement, no shares of the Funds had been offered and, accordingly, the Funds had paid no fees pursuant to the Plans.

   OTHER INFORMATION REGARDING MAXIMUM SALES CHARGE, PURCHASES, REDEMPTIONS,
                            EXCHANGES AND DIVIDENDS
           (Class A Shares, Class B Shares and Class C Shares Only)

Maximum Sales Charges
---------------------

     Class A Shares of each Fund are sold at a maximum sales charge of 5.5%.
Assuming a $10.00 initial offering price per share with respect to the Funds, the maximum offering price of each Fund's Class A shares would be as follows:
NAV, $10.00; Maximum Sales Charge, 5.5%; Offering Price to Public, $10.55.

     The following information supplements the information in the Prospectus under the captions "Shareholder Guide" and "Dividends."  Please see the
Prospectus for more complete information.

Other Purchase Information
--------------------------

     If shares of a Fund are held in a "street name" account with an Authorized
Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized
Dealer, and not by the Fund and its Transfer Agent.  Since the Funds will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account.  The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

                                     B-79

Right of Accumulation (Class A)
-------------------------------

     A Class A shareholder qualifies for cumulative quantity discounts if the current purchase price of the new investment plus the shareholder's current holdings of existing Class A Shares (acquired by purchase or exchange) of a Fund and Class A Shares of any other Goldman Sachs Fund (as defined in the
Prospectus) total the requisite amount for receiving a discount.  For example, if a shareholder owns shares with a current market value of $65,000 and purchases additional Class A Shares of any Goldman Sachs Fund with a purchase price of $45,000, the sales charge for the $45,000 purchase would be 3.75% (the rate applicable to a single purchase of $100,000 or more).  Class A Shares purchased without the imposition of a sales charge may not be aggregated with
Class A Shares purchased subject to a sales charge.  Class A Shares of the Funds and any other Goldman Sachs Fund purchased (i) by an individual, his spouse and his children, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for such right of accumulation and, if qualifying, the applicable sales charge level.  For purposes of applying the right of accumulation, (i) shares of the Funds and any other Goldman Sachs Fund purchased by an existing client of the Private Client Services Division of
Goldman Sachs will be combined with Class A Shares held by all other Private
Client Services accounts, and (ii) shares of the Funds and any other Goldman
Sachs Fund purchased by an existing client of Goldman.com will be combined with
Class A Shares and other assets held in the client's Goldman.com account.  In addition, Class A Shares of the Funds and Class A Shares of any other Goldman
Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations (collectively, "eligible persons") may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level.  This right of accumulation is subject to the following conditions:  (i) the business organization's, group's or firm's agreement to cooperate in the offering of the
Fund's shares to eligible persons; and (ii) notification to the relevant Fund at the time of purchase that the investor is eligible for this right of accumulation.  In addition, in connection with SIMPLE IRA accounts, cumulative quantity discounts are available on a per plan basis if (i) your employee has been assigned a cumulative discount number by Goldman Sachs, and (ii) your account, alone or in combination with the accounts of other plan participants also invested in Class A Shares of Goldman Sachs Funds, totals the requisite aggregate amount as described in the Prospectuses.

Statement of Intention (Class A)
--------------------------------

     If a shareholder anticipates purchasing at least $50,000 of Class A Shares of a Fund alone or in combination with Class A Shares of any other Goldman Sachs
Fund within a 13-month period, the shareholder may purchase shares of the Fund at a reduced sales charge by submitting a Statement of Intention (the
"Statement").  Shares purchased pursuant to a Statement will be eligible for the same sales charge discount that would have been available if all of the purchases had been made at the same time.  The shareholder or his Authorized
Dealer must inform Goldman Sachs that the Statement is in effect each time shares are purchased.  There is no obligation to purchase the full

                                     B-80

amount of shares indicated in the Statement. A shareholder may include the value of all Class A Shares on which a sales charge has previously been paid as an
"accumulation credit" toward the completion of the Statement, but a price readjustment will be made only on Class A Shares purchased within ninety (90)
days before submitting the Statement. The Statement authorizes the Transfer
Agent to hold in escrow a sufficient number of shares which can be redeemed to make up any difference in the sales charge on the amount actually invested. For purposes of satisfying the amount specified on the Statement, the gross amount of each investment, exclusive of any appreciation on shares previously purchased, will be taken into account.

     The provisions applicable to the Statement, and the terms of the related escrow agreement, are set forth in Appendix C to this Additional Statement.

Cross-Reinvestment of Dividends and Distributions
-------------------------------------------------

     Shareholders may receive dividends and distributions in additional shares of the same class of the Fund in which they have invested or they may elect to receive them in cash or shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Funds") or ILA Service Shares of the Prime
Obligations Fund or the Tax-Exempt Diversified Fund, if they hold Class A Shares of a Fund, or ILA, Class B or Class C Units of the Prime Obligations Fund, if
they hold Class B or Class C Shares of a Fund (the "ILA Funds").

     A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Fund or ILA Fund and its shares and consider its investment objective, policies and applicable fees before electing cross-reinvestment into that Fund.  The election to cross-reinvest dividends and capital gain distributions will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares of the acquired fund.  Such reinvestment of dividends and distributions in shares of other Goldman Sachs Funds or ILA Funds is available only in states where such reinvestment may legally be made.

Automatic Exchange Program
--------------------------

     A Fund shareholder may elect to exchange automatically a specified dollar amount of shares of a Fund into an identical account of another Goldman Sachs
Fund or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied.
A Fund shareholder should obtain and read the prospectus relating to any other
Goldman Sachs Fund and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Fund.

                                     B-81

Class C Exchanges
-----------------

     As stated in the Prospectus, Goldman Sachs normally begins paying the annual 0.75% distribution fee on Class C Shares to Authorized Dealers after the shares have been held for one year.  When an Authorized Dealer enters into an appropriate agreement with Goldman Sachs and stops receiving this payment on
Class C Shares that have been beneficially owned by the Authorized Dealer's customers for at least ten years, those Class C Shares may be exchanged for
Class A Shares (which bear a lower distribution fee) of the same Fund at their relative NAV without a sales charge in recognition of the reduced payment to the
Authorized Dealer.

Systematic Withdrawal Plan
--------------------------

     A systematic withdrawal plan (the "Systematic Withdrawal Plan") is available to shareholders of a Fund whose shares are worth at least $5,000.  The
Systematic Withdrawal Plan provides for monthly payments to the participating shareholder of any amount not less than $50.

     Dividends and capital gain distributions on shares held under the
Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at NAV.  The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment.  The Systematic Withdrawal Plan may be terminated at any time.  Goldman Sachs reserves the right to initiate a fee of up to $5 per withdrawal, upon thirty (30) days written notice to the shareholder.  Withdrawal payments should not be considered to be dividends, yield or income.  If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.  The maintenance of a withdrawal plan concurrently with purchases of additional Class
A, Class B or Class C Shares would be disadvantageous because of the sales charge imposed on purchases of Class A Shares or the imposition of a contingent deferred sales charge ("CDSC") on redemptions of Class A, Class B and Class C
Shares.  The CDSC applicable to Class A, Class B and Class C Shares redeemed under a systematic withdrawal plan may be waived.  See "Shareholder Guide" in the Prospectus.  In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes.  A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the Systematic
Withdrawal Plan.  For further information or to request a Systematic Withdrawal
Plan, please write or call the Transfer Agent.

                                     B-82

               SERVICE PLAN AND SHAREHOLDER ADMINISTRATION PLAN
                             (Service Shares Only)

     Each Fund has adopted a service plan and a separate shareholder administration plan (the "Plans") with respect to its Service Shares which authorizes it to compensate Service Organizations for providing personal and account maintenance services and certain shareholder administration services to their customers who are or may become beneficial owners of such Shares. Pursuant to the Plans, a Fund will enter into agreements with Service Organizations which purchase Service Shares of the Fund on behalf of their customers ("Service
Agreements").  Under such Service Agreements, the Service Organizations may perform some or all of the following services:

     (a) Personal and account maintenance services, including: (i) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the
Trust or the applicable Fund; (ii) acting as liaison between the Service
Organization's customers and the Trust, including obtaining information from the
Trust and assisting the Trust in correcting errors and resolving problems; (iii)
providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (iv) responding to investor requests for prospectuses; (v) displaying and making prospectuses available on the Service Organization's premises; and
(vi) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service
Organization.

     (b) Shareholder administration services, including: (i) acting or arranging for another party to act, as recordholder and nominee of the Service Shares beneficially owned by the Service Organization's customers; (ii) establishing and maintaining individual accounts and records with respect to the Service
Shares owned by each customer; (iii) processing customer orders to purchase, redeem and exchange Service Shares; (iv) receiving and transmitting funds representing the purchase price or redemption proceeds of such Service Shares;
(v) processing dividend payments on behalf of customers; and (vi) performing other related services which do not constitute "any activity which is primarily intended to result in the sale of shares" within the meaning of Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") or "personal and account maintenance services" within the meaning of the National Association of
Securities Dealers, Inc.'s Conduct Rules.

     As compensation for such services, a Fund will pay each Service
Organization a service fee in an amount up to 0.25% (on an annualized basis) for personal and account maintenance services plus an additional 0.25% (annualized)
for shareholder administration services of the average daily net assets of the
Service Shares of such Fund attributable to or held in the name of such Service
Organization.

     As of the date of this Additional Statement, no shares of the Funds had been offered and, accordingly, no fees were paid to Service Organizations pursuant to the Plan.

     Each Fund has adopted its service plan pursuant to Rule 12b-1 under the Act in order to avoid any possibility that service fees paid to the Service
Organizations pursuant to the Service Agreements might violate the Act.  Rule
12b-1, which was adopted by the SEC under the Act,

                                     B-83

regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the service plan and described above are not expenses incurred primarily for effecting the distribution of Service
Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan. The shareholder administration plan has not been adopted pursuant to Rule 12b-1 under the Act.

     Conflict of interest restrictions (including the Employee Retirement Income
Security Act of 1974, as amended) may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Service Shares.  Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal
Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities regulators, are urged to consult their legal advisers before investing fiduciary assets in Service Shares of the Funds.  In addition, under some state securities laws, banks and other financial institutions purchasing
Service Shares on behalf of their customers may be required to register as dealers.

     The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or the related Service Agreements, initially voted to approve the Plans and Service Agreements with respect to the Funds at a meeting called for the purpose of voting on such Plans and Service Agreements on January
30, 2001.  The Plans and Service Agreements will remain in effect until May 1,
2001 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above.  The service plan may not be amended (but the shareholder administration plan may be amended) to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected Fund, and all material amendments of each Plan must also be approved by the Board of Trustees in the manner described above.  The Plans may be terminated at any time by a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund.  The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements.

     The Service Agreements will terminate automatically if assigned.  So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the Trust's
Nominating Committee, which consists of all the non-interested members of the
Board of Trustees.  The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plans will benefit the Funds and the holders of Service Shares.

                                     B-84

                                  APPENDIX A

Commercial Paper Ratings
------------------------

     A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong.
Within this category, certain obligations are designated with a plus sign (+).
This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default.  The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                                      1-A

     Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts.  These obligations have an original maturity not exceeding one year, unless explicitly noted.  The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.  The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality.  This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality.  This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality.  This designation indicates that the capacity for timely payment of financial commitments is adequate;
however, near-term adverse changes could result in a reduction to non-investment grade.

                                      2-A

     "B" - Securities possess speculative credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk.  This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by
Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics.  "BB" indicates the least degree of speculation and "C" the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                                      3-A

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - An obligation rated "C" is currently highly vulnerable to nonpayment.
The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default.  The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     -  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards.  Together with the "Aaa" group they comprise what are generally known as high-grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-
term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered

                                      4-A

adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa".  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality.  These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality.  These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

                                      5-A

     "A" - Securities considered to be investment grade and of high credit quality.  These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality.  These ratings denote that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

     "BB" - Securities considered to be speculative.  These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

     "B" - Securities are considered highly speculative.  These ratings indicate that significant credit risk is present, but a limited margin of safety remains.
Financial commitments are currently being met; however, capacity for continued
payment is contingent upon a sustained, favorable business and economic environment.

     "CCC", "CC" and "C" - Securities have high default risk.  Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations.  Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

                                      6-A

Municipal Note Ratings
----------------------

     A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less.  The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG").  Such ratings recognize the differences between short-term credit risk and long-term risk.  The following summarizes the ratings by Moody's Investors Service, Inc.
for short-term notes:

     "MIG-1"/"VMIG-1" - This designation denotes superior credit quality.
Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes strong credit quality.  Margins of protection are ample although not so large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes acceptable credit.  Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "SG" - This designation denotes speculative-grade credit quality.  Debt instruments in this category lack sufficient margins of protection.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                      7-A

                                  APPENDIX B

                  BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

     Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

     Our client's interests always come first.  Our experience shows that if we serve our clients well, our own success will follow.

     Our assets are our people, capital and reputation.  If any of these is ever diminished, the last is the most difficult to restore.  We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us.  Our continued success depends upon unswerving adherence to this standard.

     We take great pride in the professional quality of our work. We have an uncompromising determination to achieve excellence in everything we undertake.
Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

     We stress creativity and imagination in everything we do. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems.  We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

     We make an unusual effort to identify and recruit the very best person for every job.  Although our activities are measured in billions of dollars, we select our people one by one.  In a service business, we know that without the best people, we cannot be the best firm.

     We offer our people the opportunity to move ahead more rapidly than is possible at most other places.  We have yet to find limits to the responsibility that our best people are able to assume.  Advancement depends solely on ability, performance and contribution to the Firm's success, without regard to race, color, religion, sex, age, national origin, disability, sexual orientation, or any other impermissible criterion or circumstance.

     We stress teamwork in everything we do.  While individual creativity is always encouraged, we have found that team effort often produces the best results.  We have no room for those who put their personal interests ahead of the interests of the Firm and its clients.

     The dedication of our people to the Firm and the intense effort they give their jobs are greater than one finds in most other organizations.  We think that this is an important part of our success.

                                      1-B

     Our profits are a key to our success.  They replenish our capital and attract and keep our best people.  It is our practice to share our profits generously with all who help create them.  Profitability is crucial to our future.

     We consider our size an asset that we try hard to preserve.  We want to be big enough to undertake the largest project that any of our clients could contemplate, yet small enough to maintain the loyalty, the intimacy and the esprit de corps that we all treasure and that contribute greatly to our success.

     We constantly strive to anticipate the rapidly changing needs of our clients and to develop new services to meet those needs.  We know that the world of finance will not stand still and that complacency can lead to extinction.

     We regularly receive confidential information as part of our normal client relationships.  To breach a confidence or to use confidential information improperly or carelessly would be unthinkable.

     Our business is highly competitive, and we aggressively seek to expand our client relationships.  However, we must always be fair to competitors and must never denigrate other firms.

     Integrity and honesty are the heart of our business.  We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

                                      2-B

GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES

     Goldman Sachs is a leading financial services firm traditionally known on
Wall Street and around the world for its institutional and private client service.

     With fifty offices worldwide Goldman Sachs employs over 20,000 professionals focused on opportunities in major markets.

     The number one underwriter of all international equity issues from 1989-
1999.

     The number one lead manager of U.S. common stock offerings from 1989-
1999.*

     The number one lead manager for initial public offerings (IPOs) worldwide
(1989-1999).

_________________

 *   Source:  Securities Data Corporation.  Common stock ranking excludes REITs,
     ====================================
     Investment Trusts and Rights.

                                      3-B

GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1869      Marcus Goldman opens Goldman Sachs for business

1890      Dow Jones Industrial Average first published

1896      Goldman, Sachs & Co. joins New York Stock Exchange

1906      Goldman, Sachs & Co. takes Sears Roebuck & Co. public (at 93 years, the firm's longest-standing client relationship)

          Dow Jones Industrial Average tops 100

1925      Goldman, Sachs & Co. finances Warner Brothers, producer of the first talking film

1956      Goldman, Sachs & Co. co-manages Ford's public offering, the largest to date

1970      Goldman, Sachs & Co. opens London office

1972      Dow Jones Industrial Average breaks 1000

1986      Goldman, Sachs & Co. takes Microsoft public

1988      Goldman Sachs Asset Management is formally established

1991      Goldman, Sachs & Co. provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1995      Goldman Sachs Asset Management introduces Global Tactical Asset
          Allocation Program

          Dow Jones Industrial Average breaks 5000

1996      Goldman, Sachs & Co. takes Deutsche Telekom public

          Dow Jones Industrial Average breaks 6000

1997      Goldman Sachs Asset Management increases assets under management by
          100% over 1996

          Dow Jones Industrial Average breaks 7000

                                      4-B

1998      Goldman Sachs Asset Management reaches $195.5 billion in assets under management

          Dow Jones Industrial Average breaks 9000

1999      Goldman Sachs becomes a public company

          Goldman Sachs Asset Management launches the Goldman Sachs Internet
          Tollkeeper Fund; becomes the year's second most successful new fund launch

2000      Goldman Sachs Research Select Fund launches; first day sales are the highest ever for any Goldman Sachs Fund

                                      5-B

                                  APPENDIX C

                            Statement of Intention
                      (applicable only to Class A shares)

     If a shareholder anticipates purchasing $50,000 or more of Class A Shares of a Fund alone or in combination with Class A Shares of another Goldman Sachs
Fund within a 13-month period, the shareholder may obtain shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by checking and filing the Statement of Intention in the Account
Application.  Income dividends and capital gain distributions taken in additional shares will not apply toward the completion of the Statement of
Intention.

     To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that the Statement of Intention is in effect each time shares are purchased.  Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application.  The investor makes no commitment to purchase additional shares, but if the investor's purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, the investor will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               Escrow Agreement

     Out of the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified on the Account Application will be held in escrow by the Transfer Agent in the form of shares registered in the investor's name.  All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to his or her order.  When the minimum investment so specified is completed (either prior to or by the end of the 13th month), the investor will be notified and the escrowed shares will be released.

     If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained.  If the investor does not within
20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem, pursuant to the authority given by the investor in the Account Application, an appropriate number of the escrowed shares in order to realize such difference.  Shares remaining after any such redemption will be released by the Transfer Agent.

                                      1-C